USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (11.1%):
Activision Blizzard, Inc.	203,473	$18,923
Alphabet, Inc. Class C (a)	167,669	346,845
Altice USA, Inc. Class A (a)	19,684	640
AT&T, Inc.	1,999,281	60,518
Charter Communications, Inc. Class A (a)	36,587	22,575
Comcast Corp. Class A	1,228,617	66,481
Discovery, Inc. Class A (a)(b)	36,222	1,574
DISH Network Corp. Class A (a)	62,083	2,247
Electronic Arts, Inc.	79,783	10,800
Facebook, Inc. Class A (a)	621,970	183,189
Fox Corp. Class A	87,131	3,146
IAC/InterActiveCorp. (a)	18,074	3,910
Liberty Broadband Corp. Class A (a)	60,373	8,763
Liberty Media Corp-Liberty SiriusXM Class A (a)	77,809	3,430
Live Nation Entertainment, Inc. (a)(b)	45,040	3,813
Lumen Technologies, Inc.	275,118	3,673
Match Group, Inc. (a)	69,052	9,486
Netflix, Inc. (a)	121,545	63,405
News Corp. Class A	81,909	2,083
Omnicom Group, Inc.	59,007	4,375
Pinterest, Inc. Class A (a)	25,966	1,922
Sirius XM Holdings, Inc. (b)	293,199	1,786
Snap, Inc. Class A (a)	306,886	16,047
Take-Two Interactive Software, Inc. (a)	31,609	5,585
The Walt Disney Co. (a)	455,315	84,015
T-Mobile U.S., Inc. (a)	176,034	22,055
Twitter, Inc. (a)	219,039	13,937
Verizon Communications, Inc.	1,135,645	66,038
ViacomCBS, Inc. Class B	143,893	6,490
Warner Music Group Corp. Class A	22,767	782
Zillow Group, Inc. Class C (a)	25,566	3,314
ZoomInfo Technologies, Inc. Class A (a)	13,834	677
		1,042,524
Communications Equipment (0.9%):
Arista Networks, Inc. (a)	17,569	5,304
Cisco Systems, Inc.	1,183,513	61,199
Motorola Solutions, Inc.	46,886	8,817
Palo Alto Networks, Inc. (a)(c)	26,400	8,502
Ubiquiti, Inc.	1,853	553
		84,375
Consumer Discretionary (12.4%):
Airbnb, Inc. Class A (a)(b)	15,914	2,991
Amazon.com, Inc. (a)	127,793	395,402
AutoZone, Inc. (a)	6,153	8,641
Best Buy Co., Inc.	64,186	7,369
Booking Holdings, Inc. (a)	11,483	26,754
Burlington Stores, Inc. (a)	15,051	4,497
Caesars Entertainment, Inc. (a)	41,178	3,601
CarMax, Inc. (a)	42,688	5,663
Carnival Corp. (a)	246,883	6,552
Carvana Co. (a)	3,050	800
Chewy, Inc. Class A (a)	14,612	1,238
Chipotle Mexican Grill, Inc. (a)	7,558	10,739
D.R. Horton, Inc.	93,372	8,321
Darden Restaurants, Inc.	31,921	4,533
Dollar General Corp.	66,513	13,477
Dollar Tree, Inc. (a)	65,933	7,547
Domino's Pizza, Inc.	9,618	3,537

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Doordash, Inc. Class A (a)(b)	9,374	$1,229
eBay, Inc.	188,745	11,559
Etsy, Inc. (a)	32,732	6,601
Expedia Group, Inc. (a)	37,152	6,395
Ford Motor Co. (a)	1,080,072	13,231
General Motors Co. (a)	352,914	20,278
Genuine Parts Co.	40,056	4,630
Hilton Worldwide Holdings, Inc. (a)	71,270	8,618
L Brands, Inc. (a)	72,218	4,467
Las Vegas Sands Corp. (a)(c)	121,717	7,395
Lennar Corp. Class A	72,905	7,380
Lowe's Cos., Inc.	198,453	37,742
Marriott International, Inc. Class A (a)	85,201	12,619
McDonald's Corp.	191,409	42,902
MGM Resorts International	128,503	4,882
NIKE, Inc. Class B	356,694	47,401
NVR, Inc. (a)	1,021	4,810
O'Reilly Automotive, Inc. (a)	19,681	9,983
Peloton Interactive, Inc. Class A (a)	12,167	1,368
Penn National Gaming, Inc. (a)	35,556	3,728
Pool Corp.	10,447	3,607
Roku, Inc. (a)	5,684	1,852
Ross Stores, Inc.	91,396	10,959
Royal Caribbean Cruises Ltd. (a)	61,596	5,273
Starbucks Corp.	323,090	35,304
Target Corp. (c)	140,413	27,812
Tesla, Inc. (a)	232,259	155,133
The Home Depot, Inc.	301,809	92,127
The TJX Cos., Inc.	336,579	22,265
Tractor Supply Co.	32,260	5,713
Ulta Beauty, Inc. (a)	15,794	4,883
VF Corp.	95,940	7,667
Wayfair, Inc. Class A (a)(b)	13,143	4,137
Wynn Resorts Ltd. (a)	26,270	3,293
Yum! Brands, Inc.	74,376	8,046
		1,156,951
Consumer Staples (6.2%):
Altria Group, Inc.	515,570	26,377
Archer-Daniels-Midland Co.	149,952	8,547
Brown-Forman Corp. Class B	73,417	5,064
Campbell Soup Co.	60,789	3,056
Church & Dwight Co., Inc.	67,979	5,938
Colgate-Palmolive Co.	230,370	18,160
Conagra Brands, Inc.	126,873	4,770
Constellation Brands, Inc. Class A	46,894	10,692
Costco Wholesale Corp.	120,173	42,359
General Mills, Inc.	171,407	10,511
Hormel Foods Corp.	84,478	4,036
Kellogg Co.	77,137	4,883
Keurig Dr Pepper, Inc.	240,856	8,278
Kimberly-Clark Corp.	93,857	13,051
McCormick & Co., Inc.	55,038	4,907
Mondelez International, Inc. Class A	387,531	22,682
Monster Beverage Corp. (a)	102,859	9,369
PepsiCo, Inc.	386,752	54,706
Philip Morris International, Inc.	436,570	38,741
Sysco Corp.	140,074	11,029
The Clorox Co.	34,521	6,658
The Coca-Cola Co.	1,157,185	60,995
The Estee Lauder Cos., Inc.	56,554	16,449
The Hershey Co.	39,309	6,217

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Kraft Heinz Co.	202,130	$8,085
The Kroger Co.	208,939	7,520
The Procter & Gamble Co.	675,785	91,522
Tyson Foods, Inc. Class A	68,770	5,110
Walgreens Boots Alliance, Inc.	212,084	11,643
Walmart, Inc.	425,795	57,836
		579,191
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp. Class A	153,819	10,148
CDW Corp.	39,525	6,551
Cognex Corp.	45,191	3,751
Corning, Inc.	215,400	9,372
Keysight Technologies, Inc. (a)	48,322	6,929
Trimble, Inc. (a)	61,470	4,782
Zebra Technologies Corp. (a)	14,989	7,272
		48,805
Energy (2.7%):
Baker Hughes Co.	189,406	4,093
Cheniere Energy, Inc. (a)	71,073	5,118
Chevron Corp.	540,030	56,590
ConocoPhillips	367,786	19,482
Devon Energy Corp.	186,702	4,079
EOG Resources, Inc.	134,319	9,742
Exxon Mobil Corp.	1,149,315	64,166
Halliburton Co.	242,601	5,206
Hess Corp.	72,471	5,128
Kinder Morgan, Inc.	594,539	9,899
Marathon Petroleum Corp.	180,653	9,663
Occidental Petroleum Corp.	261,147	6,952
ONEOK, Inc.	123,431	6,253
Phillips 66	122,450	9,985
Pioneer Natural Resources Co.	54,963	8,729
Schlumberger Ltd.	383,731	10,434
The Williams Cos., Inc.	340,268	8,061
Valero Energy Corp.	114,534	8,201
		251,781
Financials (11.3%):
Aflac, Inc.	186,939	9,568
Ally Financial, Inc.	100,433	4,541
American Express Co.	192,554	27,235
American International Group, Inc.	237,327	10,967
Ameriprise Financial, Inc.	32,730	7,608
Arch Capital Group Ltd. (a)	99,897	3,833
Ares Management Corp. Class A	56,437	3,162
Arthur J. Gallagher & Co.	53,740	6,705
Bank of America Corp.	2,241,853	86,737
Berkshire Hathaway, Inc. Class B (a)	608,875	155,549
BlackRock, Inc.	42,789	32,261
Brown & Brown, Inc.	64,096	2,930
Capital One Financial Corp.	127,385	16,207
Cincinnati Financial Corp.	39,958	4,119
Citigroup, Inc.	572,829	41,673
Citizens Financial Group, Inc.	107,882	4,763
CME Group, Inc.	79,451	16,226
Discover Financial Services	85,071	8,081
Equitable Holdings, Inc.	91,252	2,977
Fifth Third Bancorp	180,446	6,758
First Republic Bank	47,512	7,923
Franklin Resources, Inc.	89,484	2,649
Huntington Bancshares, Inc.	282,165	4,436

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Intercontinental Exchange, Inc.	157,466	$17,586
JPMorgan Chase & Co.	837,434	127,483
KeyCorp	248,722	4,969
Loews Corp.	58,313	2,990
M&T Bank Corp.	35,301	5,352
Markel Corp. (a)	3,661	4,172
MarketAxess Holdings, Inc.	10,539	5,248
Marsh & McLennan Cos., Inc.	131,965	16,073
MetLife, Inc.	221,830	13,485
Moody's Corp.	48,034	14,343
Morgan Stanley	416,535	32,348
MSCI, Inc.	23,149	9,706
Nasdaq, Inc.	31,464	4,640
Northern Trust Corp.	58,398	6,138
Principal Financial Group, Inc.	65,965	3,955
Prudential Financial, Inc.	110,121	10,032
Raymond James Financial, Inc.	36,573	4,482
Regions Financial Corp.	266,476	5,505
Rocket Cos., Inc. Class A (b)	29,279	676
S&P Global, Inc.	65,346	23,059
State Street Corp.	97,580	8,198
SVB Financial Group (a)	14,571	7,193
Synchrony Financial	148,206	6,026
T. Rowe Price Group, Inc.	63,229	10,850
The Allstate Corp.	84,906	9,756
The Bank of New York Mellon Corp.	238,077	11,259
The Blackstone Group, Inc. Class A	191,704	14,288
The Charles Schwab Corp.	494,816	32,252
The Goldman Sachs Group, Inc.	96,454	31,540
The Hartford Financial Services Group, Inc.	100,224	6,694
The PNC Financial Services Group, Inc.	117,616	20,631
The Progressive Corp.	164,205	15,700
The Travelers Cos., Inc.	66,239	9,962
Tradeweb Markets, Inc. Class A	12,171	901
Truist Financial Corp.	373,691	21,794
U.S. Bancorp	403,370	22,310
Wells Fargo & Co.	1,146,735	44,803
		1,053,307
Health Care (13.0%):
10X Genomics, Inc. Class A (a)	3,209	581
Abbott Laboratories	496,621	59,515
AbbVie, Inc.	489,827	53,009
ABIOMED, Inc. (a)	11,746	3,744
Agilent Technologies, Inc.	78,224	9,945
Alexion Pharmaceuticals, Inc. (a)	60,982	9,325
Align Technology, Inc. (a)	21,717	11,760
Alnylam Pharmaceuticals, Inc. (a)	27,276	3,851
AmerisourceBergen Corp.	43,493	5,135
Amgen, Inc.	151,686	37,741
Anthem, Inc.	67,933	24,385
Avantor, Inc. (a)	142,251	4,115
Baxter International, Inc.	141,598	11,942
Becton, Dickinson & Co.	80,597	19,597
Biogen, Inc. (a)	37,760	10,563
BioMarin Pharmaceutical, Inc. (a)	38,632	2,917
Bio-Rad Laboratories, Inc. Class A (a)	5,370	3,067
Bio-Techne Corp.	10,533	4,023
Boston Scientific Corp. (a)	393,099	15,193
Bristol-Myers Squibb Co.	628,083	39,651
Cardinal Health, Inc.	81,459	4,949
Catalent, Inc. (a)	44,204	4,655

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Centene Corp. (a)	139,014	$8,884
Cerner Corp.	85,865	6,172
Charles River Laboratories International, Inc. (a)	13,513	3,917
Cigna Corp.	95,520	23,091
CVS Health Corp.	348,270	26,200
Danaher Corp.	197,554	44,465
DexCom, Inc. (a)	23,272	8,364
Edwards Lifesciences Corp. (a)	175,074	14,643
Elanco Animal Health, Inc. (a)	110,072	3,242
Eli Lilly & Co.	234,742	43,855
Exact Sciences Corp. (a)	41,914	5,523
Gilead Sciences, Inc. (c)	311,478	20,131
GoodRx Holdings, Inc. Class A (a)	10,365	404
Guardant Health, Inc. (a)	27,857	4,252
HCA Healthcare, Inc.	72,220	13,602
Hologic, Inc. (a)	52,463	3,902
Horizon Therapeutics PLC (a)	58,849	5,417
Humana, Inc.	32,702	13,710
IDEXX Laboratories, Inc. (a)	23,696	11,595
Illumina, Inc. (a)	34,873	13,393
Incyte Corp. (a)	51,250	4,165
Insulet Corp. (a)	13,065	3,409
Intuitive Surgical, Inc. (a)	31,958	23,615
IQVIA Holdings, Inc. (a)	53,193	10,274
Johnson & Johnson (c)	713,640	117,287
Laboratory Corp. of America Holdings (a)	27,361	6,978
Masimo Corp. (a)	12,558	2,884
McKesson Corp.	44,573	8,694
Merck & Co., Inc.	709,336	54,683
Mettler-Toledo International, Inc. (a)	6,148	7,105
Moderna, Inc. (a)	95,554	12,513
Novavax, Inc. (a)	20,487	3,715
PerkinElmer, Inc.	29,431	3,776
Pfizer, Inc.	1,563,604	56,649
Quest Diagnostics, Inc.	37,018	4,751
Regeneron Pharmaceuticals, Inc. (a)	18,893	8,939
ResMed, Inc.	37,786	7,331
Royalty Pharma PLC Class A (b)	23,290	1,016
Seagen, Inc. (a)	48,114	6,681
Stryker Corp.	96,581	23,525
Teladoc Health, Inc. (a)	40,554	7,371
Teleflex, Inc.	11,851	4,924
The Cooper Cos., Inc.	12,618	4,846
Thermo Fisher Scientific, Inc.	110,394	50,382
UnitedHealth Group, Inc.	265,006	98,601
Varian Medical Systems, Inc. (a)	25,475	4,497
Veeva Systems, Inc. Class A (a)	28,930	7,558
Vertex Pharmaceuticals, Inc. (a)	65,972	14,177
Viatris, Inc. (a)	338,385	4,727
Waters Corp. (a)	16,148	4,589
West Pharmaceutical Services, Inc.	19,243	5,422
Zimmer Biomet Holdings, Inc.	58,269	9,328
Zoetis, Inc.	133,206	20,977
		1,219,814
Industrials (8.7%):
3M Co.	162,342	31,280
AMETEK, Inc.	60,553	7,734
Carrier Global Corp.	228,299	9,639
Caterpillar, Inc.	148,040	34,326
Cintas Corp.	26,964	9,203
Copart, Inc. (a)	64,853	7,044

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CoStar Group, Inc. (a)(c)	10,350	$8,507
CSX Corp.	189,006	18,224
Cummins, Inc.	41,055	10,638
Deere & Co.	83,243	31,145
Delta Air Lines, Inc. (a)	167,596	8,092
Dover Corp.	39,422	5,406
Eaton Corp. PLC	111,601	15,432
Emerson Electric Co.	162,897	14,697
Enphase Energy, Inc. (a)	34,646	5,618
Equifax, Inc.	31,269	5,664
Expeditors International of Washington, Inc.	46,981	5,059
Fastenal Co.	161,008	8,095
FedEx Corp.	68,051	19,329
Fortive Corp.	90,783	6,413
General Dynamics Corp.	70,958	12,883
General Electric Co.	2,380,339	31,254
HEICO Corp. Class A	19,114	2,171
Honeywell International, Inc.	190,868	41,432
IDEX Corp.	20,827	4,359
Illinois Tool Works, Inc.	79,427	17,595
Ingersoll Rand, Inc. (a)(c)	91,444	4,500
J.B. Hunt Transport Services, Inc.	23,082	3,879
Jacobs Engineering Group, Inc.	36,468	4,714
Johnson Controls International PLC	259,046	15,457
Kansas City Southern	25,200	6,651
L3Harris Technologies, Inc.	57,627	11,680
Lockheed Martin Corp.	77,696	28,709
Lyft, Inc. Class A (a)	10,677	675
Masco Corp.	72,086	4,318
Norfolk Southern Corp.	69,133	18,564
Northrop Grumman Corp.	44,769	14,489
Old Dominion Freight Line, Inc.	28,296	6,803
Otis Worldwide Corp.	119,014	8,147
PACCAR, Inc.	95,211	8,847
Parker-Hannifin Corp.	35,805	11,294
Plug Power, Inc. (a)	137,906	4,943
Raytheon Technologies Corp.	421,479	32,568
Republic Services, Inc. (c)	62,108	6,170
Rockwell Automation, Inc.	32,220	8,552
Rollins, Inc.	79,872	2,749
Roper Technologies, Inc.	27,251	10,991
Southwest Airlines Co. (a)	155,129	9,472
Stanley Black & Decker, Inc.	41,306	8,248
Teledyne Technologies, Inc. (a)	8,739	3,615
The Boeing Co. (a)	163,434	41,630
TransDigm Group, Inc. (a)	13,395	7,875
TransUnion	48,958	4,406
Uber Technologies, Inc. (a)	482,572	26,305
Union Pacific Corp.	182,943	40,322
United Airlines Holdings, Inc. (a)	85,521	4,921
United Parcel Service, Inc. Class B	188,755	32,086
United Rentals, Inc. (a)	20,240	6,665
Verisk Analytics, Inc.	45,636	8,063
W.W. Grainger, Inc.	14,065	5,639
Waste Management, Inc.	118,624	15,305
Westinghouse Air Brake Technologies Corp.	52,954	4,192
Xylem, Inc.	47,900	5,038
		809,721
IT Services (5.0%):
Affirm Holdings, Inc. (a)(b)	6,836	483
Akamai Technologies, Inc. (a)	45,275	4,613

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Automatic Data Processing, Inc.	119,967	$22,610
Broadridge Financial Solutions, Inc.	32,121	4,918
Cognizant Technology Solutions Corp. Class A	145,618	11,376
EPAM Systems, Inc. (a)	15,729	6,239
Fidelity National Information Services, Inc.	174,124	24,484
Fiserv, Inc. (a)	156,065	18,578
FleetCor Technologies, Inc. (a)	20,185	5,422
Gartner, Inc. (a)	24,872	4,540
Global Payments, Inc.	72,312	14,577
GoDaddy, Inc. Class A (a)	18,569	1,441
International Business Machines Corp.	245,232	32,680
Mastercard, Inc. Class A	250,055	89,032
MongoDB, Inc. (a)	534	143
Okta, Inc. (a)	10,454	2,304
Paychex, Inc.	88,327	8,658
PayPal Holdings, Inc. (a)	324,865	78,890
Snowflake, Inc. Class A (a)	8,354	1,915
Square, Inc. Class A (a)	67,076	15,230
Twilio, Inc. Class A (a)	21,129	7,200
VeriSign, Inc. (a)	29,702	5,904
Visa, Inc. Class A	494,505	104,702
		465,939
Materials (2.0%):
Air Products & Chemicals, Inc.	61,379	17,268
Albemarle Corp.	32,696	4,777
Avery Dennison Corp.	21,313	3,914
Ball Corp.	84,596	7,169
Celanese Corp.	31,333	4,694
Corteva, Inc.	208,586	9,724
Dow, Inc.	204,514	13,077
DuPont de Nemours, Inc.	149,338	11,541
Eastman Chemical Co.	34,077	3,752
Ecolab, Inc.	75,073	16,071
FMC Corp.	32,064	3,547
Freeport-McMoRan, Inc. (a)	404,559	13,322
International Flavors & Fragrances, Inc.	66,057	9,222
International Paper Co.	96,279	5,206
Martin Marietta Materials, Inc.	17,461	5,864
Newmont Corp.	221,994	13,380
Nucor Corp.	73,878	5,930
PPG Industries, Inc.	66,424	9,981
Southern Copper Corp.	25,094	1,703
The Sherwin-Williams Co.	24,061	17,757
Vulcan Materials Co.	35,984	6,072
		183,971
Real Estate (2.5%):
Alexandria Real Estate Equities, Inc.	36,706	6,031
American Tower Corp.	124,576	29,781
AvalonBay Communities, Inc.	41,173	7,597
Boston Properties, Inc.	42,298	4,283
CBRE Group, Inc. Class A (a)	93,089	7,364
Crown Castle International Corp.	114,548	19,717
Digital Realty Trust, Inc.	82,956	11,684
Duke Realty Corp.	110,294	4,625
Equinix, Inc.	26,348	17,906
Equity Residential	101,171	7,247
Essex Property Trust, Inc.	19,179	5,214
Extra Space Storage, Inc.	38,962	5,164
Healthpeak Properties, Inc.	158,961	5,045
Invitation Homes, Inc.	167,381	5,354
Mid-America Apartment Communities, Inc.	33,755	4,873

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Prologis, Inc.	218,219	$23,131
Public Storage	46,421	11,455
Realty Income Corp.	103,573	6,577
SBA Communications Corp.	32,260	8,954
Simon Property Group, Inc.	90,051	10,245
Sun Communities, Inc.	32,938	4,942
Ventas, Inc.	105,030	5,602
VICI Properties, Inc. (b)	158,469	4,475
Welltower, Inc.	123,165	8,822
Weyerhaeuser Co.	189,766	6,756
		232,844
Semiconductors & Semiconductor Equipment (5.3%):
Advanced Micro Devices, Inc. (a)	339,711	26,667
Analog Devices, Inc.	102,325	15,869
Applied Materials, Inc.	243,713	32,560
Broadcom, Inc.	89,143	41,332
Entegris, Inc.	34,641	3,873
Intel Corp.	1,138,720	72,878
KLA Corp.	37,737	12,468
Lam Research Corp.	37,532	22,341
Marvell Technology Group Ltd.	146,340	7,168
Maxim Integrated Products, Inc.	67,232	6,143
Microchip Technology, Inc.	75,483	11,716
Micron Technology, Inc. (a)	313,603	27,663
Monolithic Power Systems, Inc.	12,385	4,374
NVIDIA Corp.	170,148	90,847
ON Semiconductor Corp. (a)	110,602	4,602
Qorvo, Inc. (a)	31,417	5,740
QUALCOMM, Inc.	318,460	42,225
Skyworks Solutions, Inc.	45,741	8,393
Teradyne, Inc.	46,238	5,626
Texas Instruments, Inc.	257,975	48,755
Xilinx, Inc.	68,172	8,446
		499,686
Software (9.0%):
Adobe, Inc. (a)	125,885	59,842
ANSYS, Inc. (a)	24,320	8,258
Autodesk, Inc. (a)	60,345	16,725
Avalara, Inc. (a)	22,940	3,061
Bill.com Holdings, Inc. (a)	18,210	2,650
Cadence Design Systems, Inc. (a)	77,383	10,601
Ceridian HCM Holding, Inc. (a)	22,089	1,861
Citrix Systems, Inc.	30,480	4,278
Cloudflare, Inc. Class A (a)	10,936	768
Coupa Software, Inc. (a)	19,808	5,041
Crowdstrike Holdings, Inc. Class A (a)	5,876	1,072
Datadog, Inc. Class A (a)	7,235	603
DocuSign, Inc. (a)	52,298	10,588
Dynatrace, Inc. (a)	58,373	2,816
Fair Isaac Corp. (a)	7,851	3,816
Fortinet, Inc. (a)	39,488	7,282
HubSpot, Inc. (a)	11,896	5,403
Intuit, Inc.	74,343	28,478
Microsoft Corp. (c)	2,047,577	482,757
Oracle Corp.	529,939	37,186
Palantir Technologies, Inc. Class A (a)(b)	75,282	1,753
Paycom Software, Inc. (a)	14,209	5,258
PTC, Inc. (a)	28,610	3,938
Qualtrics International, Inc. Class A (a)	14,854	489
RingCentral, Inc. Class A (a)	20,371	6,068
salesforce.com, Inc. (a)	235,608	49,918

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ServiceNow, Inc. (a)(c)	53,238	$26,625
Slack Technologies, Inc. Class A (a)	79,914	3,247
Splunk, Inc. (a)	40,087	5,431
SS&C Technologies Holdings, Inc.	66,918	4,676
Synopsys, Inc. (a)	39,568	9,804
The Trade Desk, Inc. Class A (a)	8,389	5,467
Tyler Technologies, Inc. (a)	11,016	4,677
Unity Software, Inc. (a)	38,543	3,866
VMware, Inc. Class A (a)(b)	22,297	3,355
Workday, Inc. Class A (a)	27,620	6,862
Zendesk, Inc. (a)	32,317	4,286
Zoom Video Communications, Inc. Class A (a)	6,752	2,169
Zscaler, Inc. (a)	24,069	4,132
		845,107
Technology Hardware, Storage & Peripherals (6.5%):
Apple, Inc.	4,706,287	574,873
Dell Technologies, Inc. Class C (a)	61,953	5,461
Hewlett Packard Enterprise Co.	341,719	5,379
HP, Inc.	343,736	10,914
NetApp, Inc.	45,981	3,341
Western Digital Corp.	84,003	5,607
		605,575
Utilities (2.4%):
Ameren Corp.	65,043	5,292
American Electric Power Co., Inc. (c)	130,423	11,047
American Water Works Co., Inc.	50,864	7,625
Avangrid, Inc.	16,433	818
CMS Energy Corp.	75,032	4,593
Consolidated Edison, Inc. (c)	93,971	7,029
Dominion Energy, Inc.	225,851	17,156
DTE Energy Co.	43,457	5,786
Duke Energy Corp. (c)	215,483	20,800
Edison International	106,326	6,231
Entergy Corp.	56,202	5,590
Eversource Energy (c)	88,058	7,625
Exelon Corp.	273,701	11,972
FirstEnergy Corp.	152,282	5,283
NextEra Energy, Inc. (c)	549,421	41,542
PG&E Corp. (a)	404,105	4,732
PPL Corp.	213,304	6,152
Public Service Enterprise Group, Inc.	132,652	7,987
Sempra Energy	76,791	10,181
The AES Corp.	161,665	4,334
The Southern Co. (c)	296,204	18,412
WEC Energy Group, Inc. (c)	80,981	7,579
Xcel Energy, Inc. (c)	130,097	8,653
		226,419
Total Common Stocks (Cost $2,917,555)		9,306,010

Collateral for Securities Loaned^ (0.3%)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.04% (d)	566,453	567
HSBC U.S. Government Money Market Fund I Shares, 0.04% (d)	26,224,382	26,224
Total Collateral for Securities Loaned (Cost $26,791)		26,791
Total Investments (Cost $2,944,346) — 99.8%		9,332,801
Other assets in excess of liabilities — 0.2%		20,408
NET ASSETS - 100.00%		$9,353,209

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	215	6/18/21	$41,895,114	$42,649,550	$754,436

	Total unrealized appreciation				$754,436
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$754,436

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Global Managed Volatility Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Australia (1.1%):

Consumer Staples (0.5%):
Coles Group Ltd.	29,625	$361
Wesfarmers Ltd.	64,256	2,580
		2,941
Materials (0.6%):
BHP Group Ltd.	109,469	3,797

		6,738
Belgium (0.1%):

Financials (0.1%):
KBC Group NV (a)	4,878	355

Health Care (0.0%):(b)
UCB SA	2,443	232
		587
Bermuda (0.0%):(b)

Financials (0.0%):
Everest Re Group Ltd.	840	208

Brazil (0.5%):

Consumer Staples (0.2%):
Ambev SA	371,700	1,010

Financials (0.1%):
Itau Unibanco Holding SA, Preference Shares	109,100	542

Industrials (0.0%):(b)
WEG SA	14,500	192

Materials (0.2%):
Vale SA	81,300	1,415
		3,159
Canada (2.4%):

Consumer Discretionary (0.3%):
Dollarama, Inc.	23,291	1,029
Magna International, Inc.	6,320	557
		1,586
Consumer Staples (0.1%):
Alimentation Couche-Tard, Inc. Class B	17,067	550

Financials (1.1%):
Royal Bank of Canada	17,672	1,630
Sun Life Financial, Inc.	12,179	615
The Toronto-Dominion Bank	73,356	4,785
		7,030
Industrials (0.3%):
Canadian National Railway Co.	16,645	1,932

Information Technology (0.6%):
CGI, Inc. (a)	18,153	1,512
Constellation Software, Inc.	1,527	2,133
		3,645
		14,743
China (5.2%):

Communication Services (1.5%):
NetEase, Inc., ADR	33,430	3,452

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tencent Holdings Ltd.	74,800	$5,970
		9,422
Consumer Discretionary (1.8%):
Alibaba Group Holding Ltd., ADR (a)	15,106	3,425
ANTA Sports Products Ltd.	110,000	1,804
Li Ning Co. Ltd.	37,500	245
New Oriental Education & Technology Group, Inc., ADR (a)	152,049	2,129
Shenzhou International Group Holdings Ltd.	64,300	1,345
Vipshop Holdings Ltd., ADR (a)	17,843	533
Yum China Holdings, Inc.	31,363	1,857
		11,338
Financials (1.5%):
China Construction Bank Corp. Class H	574,000	484
China Life Insurance Co. Ltd. Class H	751,000	1,561
China Merchants Bank Co. Ltd. Class H	81,500	624
China Pacific Insurance Group Co. Ltd. Class H	223,600	885
Industrial & Commercial Bank of China Ltd. Class H	702,000	505
Ping An Insurance Group Co. of China Ltd.	416,500	4,982
		9,041
Industrials (0.0%):(b)
Country Garden Services Holdings Co. Ltd.	28,000	286

Information Technology (0.1%):
Kingdee International Software Group Co. Ltd.	142,000	445

Real Estate (0.1%):
Country Garden Holdings Co. Ltd.	397,000	511

Utilities (0.2%):
ENN Energy Holdings Ltd.	79,800	1,287

		32,330
Denmark (1.4%):

Consumer Staples (0.2%):
Carlsberg A/S Class B	9,893	1,517

Health Care (0.9%):
Coloplast A/S Class B	9,243	1,390
GN Store Nord A/S	2,925	230
Novo Nordisk A/S Class B	55,309	3,728
		5,348
Industrials (0.1%):
Vestas Wind Systems A/S	4,359	899

Materials (0.2%):
Novozymes A/S B Shares	16,017	1,025
		8,789
Finland (0.7%):

Energy (0.3%):
Neste Oyj	32,794	1,742

Industrials (0.3%):
Kone Oyj Class B	25,124	2,053

Materials (0.1%):
Stora Enso Oyj Class R	13,154	245
UPM-Kymmene Oyj	10,233	368
		613
		4,408
France (3.5%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (1.3%):
Faurecia SE (a)	1,463	$78
Hermes International	2,026	2,241
Kering SA	1,638	1,130
LVMH Moet Hennessy Louis Vuitton SE	6,552	4,376
		7,825
Consumer Staples (0.5%):
L'Oreal SA	7,315	2,802

Energy (0.5%):
TOTAL SE	70,712	3,296

Financials (0.1%):
Credit Agricole SA	26,559	385

Industrials (0.7%):
Cie de Saint-Gobain	10,914	644
Schneider Electric SE	23,639	3,601
		4,245
Information Technology (0.4%):
Capgemini SE	16,061	2,731

Utilities (0.0%):(b)
Veolia Environnement SA	9,560	245
		21,529
Germany (0.5%):

Consumer Discretionary (0.2%):
adidas AG (a)	4,651	1,453

Industrials (0.2%):
Brenntag SE	2,768	236
Knorr-Bremse AG	5,744	717
		953
Utilities (0.1%):
RWE AG	13,471	529
		2,935
Hong Kong (0.8%):

Consumer Discretionary (0.1%):
Techtronic Industries Co. Ltd.	30,000	514

Financials (0.7%):
Hong Kong Exchanges and Clearing Ltd.	72,900	4,325

Utilities (0.0%):(b)
China Resources Gas Group Ltd.	56,000	311
		5,150
India (0.4%):

Financials (0.1%):
ICICI Bank Ltd. (a)	69,075	552

Information Technology (0.3%):
HCL Technologies Ltd.	18,855	254
Infosys Ltd.	77,841	1,461
		1,715
		2,267
Indonesia (0.5%):

Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk	3,939,800	930

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.3%):
PT Bank Central Asia Tbk	793,200	$1,699
PT Bank Rakyat Indonesia Persero Tbk (a)	1,211,500	368
		2,067
		2,997
Ireland (1.3%):

Industrials (0.3%):
Eaton Corp. PLC	9,180	1,269
Trane Technologies PLC	5,336	884
		2,153
Information Technology (1.0%):
Accenture PLC Class A	8,637	2,386
Seagate Technology PLC (c)	49,756	3,819
		6,205
		8,358
Israel (0.2%):

Information Technology (0.2%):
Check Point Software Technologies Ltd. (a)	8,835	989

Italy (0.4%):

Financials (0.3%):
Assicurazioni Generali SpA	86,447	1,727

Utilities (0.1%):
Enel SpA	89,617	891
		2,618
Japan (6.4%):

Communication Services (1.4%):
KDDI Corp.	98,300	3,029
Nintendo Co. Ltd.	2,500	1,409
Nippon Telegraph & Telephone Corp.	71,700	1,850
Softbank Corp.	184,800	2,405
		8,693
Consumer Discretionary (1.2%):
Bridgestone Corp.	43,300	1,761
Fast Retailing Co. Ltd.	2,200	1,759
Nitori Holdings Co. Ltd.	900	174
Sekisui House Ltd.	14,100	303
Sony Group Corp.	30,000	3,176
Suzuki Motor Corp.	7,800	355
		7,528
Consumer Staples (0.4%):
Japan Tobacco, Inc.	93,700	1,800
Kao Corp.	8,500	563
		2,363
Financials (0.1%):
MS&AD Insurance Group Holdings, Inc.	7,200	212
Tokio Marine Holdings, Inc.	11,000	523
		735
Health Care (0.7%):
Astellas Pharma, Inc.	155,300	2,393
Hoya Corp.	13,500	1,589
Shionogi & Co. Ltd.	4,900	264
		4,246
Industrials (1.4%):
Daikin Industries Ltd.	10,900	2,204

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ITOCHU Corp.	85,000	$2,760
Recruit Holdings Co. Ltd.	70,800	3,477
Secom Co. Ltd.	3,600	304
		8,745
Information Technology (1.1%):
FUJIFILM Holdings Corp.	7,000	417
Hitachi Ltd.	82,900	3,758
Nomura Research Institute Ltd.	5,900	183
Tokyo Electron Ltd.	6,300	2,739
		7,097
Materials (0.1%):
Nitto Denko Corp.	3,500	300
		39,707
Korea, Republic Of (1.8%):

Communication Services (0.0%):(b)
NCSoft Corp.	192	148

Financials (0.0%):(b)
Shinhan Financial Group Co. Ltd.	7,090	236

Information Technology (1.8%):
Samsung Electronics Co. Ltd.	105,755	7,652
SK Hynix, Inc.	29,268	3,456
		11,108
		11,492
Macau (0.2%):

Consumer Discretionary (0.2%):
Sands China Ltd. (a)	191,600	960

Malaysia (0.2%):

Financials (0.2%):
Public Bank Bhd	1,196,500	1,213

Mexico (0.8%):

Communication Services (0.3%):
America Movil SAB de CV Class L	2,375,563	1,623

Consumer Staples (0.3%):
Wal-Mart de Mexico SAB de CV	527,619	1,665

Financials (0.2%):
Grupo Financiero Banorte SAB de CV Class O (a)	258,485	1,456

		4,744
Netherlands (2.1%):

Consumer Discretionary (0.2%):
Stellantis NV	85,934	1,520

Consumer Staples (0.8%):
Heineken NV	20,452	2,099
Koninklijke Ahold Delhaize NV	109,557	3,056
		5,155
Industrials (0.4%):
Wolters Kluwer NV	26,751	2,323

Information Technology (0.1%):
NXP Semiconductors NV	1,786	360

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.6%):
LyondellBasell Industries NV Class A	32,690	$3,401

		12,759
New Zealand (0.0%):(b)

Health Care (0.0%):
Fisher & Paykel Healthcare Corp. Ltd.	11,278	253

Norway (0.0%):(b)

Communication Services (0.0%):
Telenor ASA	11,771	207

Russian Federation (1.6%):

Energy (0.7%):
LUKOIL PJSC	42,206	3,412
Tatneft PJSC	141,540	1,121
		4,533
Financials (0.6%):
Sberbank of Russia PJSC	979,520	3,760

Materials (0.3%):
MMC Norilsk Nickel PJSC	6,156	1,933

		10,226
Singapore (0.1%):

Financials (0.1%):
DBS Group Holdings Ltd.	39,000	836

South Africa (0.0%):(b)

Financials (0.0%):
Standard Bank Group Ltd.	19,653	167

Spain (0.8%):

Communication Services (0.3%):
Telefonica SA	452,921	2,036

Consumer Discretionary (0.5%):
Industria de Diseno Textil SA	87,082	2,877

		4,913
Sweden (0.7%):

Consumer Discretionary (0.3%):
Evolution Gaming Group AB (d)	3,551	523
Hennes & Mauritz AB Class B (a)	64,859	1,463
		1,986
Financials (0.0%):(b)
Kinnevik AB Class B	4,299	209

Industrials (0.4%):
Atlas Copco AB Class A	14,605	891
Sandvik AB (a)	24,275	664
Volvo AB Class B	31,455	797
		2,352
		4,547
Switzerland (3.6%):

Communication Services (0.1%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Swisscom AG Registered Shares	506	$272

Consumer Staples (0.8%):
Nestle SA Registered Shares	46,357	5,169

Financials (0.3%):
Partners Group Holding AG	1,493	1,908

Health Care (1.5%):
Novartis AG Registered Shares	58,052	4,963
Roche Holding AG	11,114	3,601
Straumann Holding AG Class R	818	1,021
		9,585
Industrials (0.5%):
Geberit AG Registered Shares	2,910	1,852
SGS SA Registered Shares	475	1,350
		3,202
Information Technology (0.2%):
Logitech International SA Class R	2,971	312
TE Connectivity Ltd.	6,320	816
		1,128
Materials (0.2%):
Sika AG Registered Shares	4,812	1,376
		22,640
Taiwan (1.1%):

Consumer Staples (0.1%):
Uni-President Enterprises Corp.	106,000	272

Financials (0.0%):(b)
CTBC Financial Holding Co. Ltd.	336,000	261

Information Technology (1.0%):
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,979	4,611
Taiwan Semiconductor Manufacturing Co. Ltd.	79,000	1,664
		6,275
		6,808
Thailand (0.4%):

Consumer Staples (0.2%):
CP ALL PCL	462,600	1,027

Energy (0.2%):
PTT PCL	887,500	1,166
		2,193
United Kingdom (4.0%):

Communication Services (0.0%):(b)
WPP PLC	22,544	287

Consumer Discretionary (0.6%):
Aptiv PLC (a)	2,755	380
Compass Group PLC (a)	93,864	1,896
Intercontinental Hotels Group PLC (a)	13,656	939
Persimmon PLC	5,416	220
		3,435
Consumer Staples (1.0%):
Diageo PLC	40,128	1,648
Imperial Brands PLC	95,992	1,968
Unilever PLC	43,057	2,402
		6,018
Energy (0.4%):
Royal Dutch Shell PLC Class A	123,904	2,408

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.4%):
GlaxoSmithKline PLC	143,736	$2,544

Industrials (1.2%):
Bunzl PLC	4,938	158
Ferguson PLC	22,405	2,676
Intertek Group PLC	12,705	981
RELX PLC	136,409	3,421
		7,236
Materials (0.4%):
Rio Tinto PLC	35,999	2,746

		24,674
United States (56.2%):

Communication Services (5.3%):
Alphabet, Inc. Class C (a)	6,225	12,877
Charter Communications, Inc. Class A (a)	787	486
Comcast Corp. Class A	25,429	1,376
Electronic Arts, Inc.	4,505	610
Facebook, Inc. Class A (a)	30,083	8,860
Match Group, Inc. (a)	14,919	2,049
Omnicom Group, Inc.	18,553	1,376
Sirius XM Holdings, Inc. (c)	621,373	3,784
Take-Two Interactive Software, Inc. (a)	7,817	1,381
Verizon Communications, Inc.	5,945	346
		33,145
Consumer Discretionary (8.3%):
Amazon.com, Inc. (a)	3,158	9,771
AutoZone, Inc. (a)	2,064	2,898
Best Buy Co., Inc.	4,717	542
Booking Holdings, Inc. (a)	724	1,687
Dollar General Corp.	11,162	2,262
Domino's Pizza, Inc.	4,809	1,769
eBay, Inc.	13,985	856
Lowe's Cos., Inc.	13,674	2,601
McDonald's Corp.	13,404	3,004
NIKE, Inc. Class B	18,554	2,466
NVR, Inc. (a)	76	358
O'Reilly Automotive, Inc. (a)	3,540	1,796
PulteGroup, Inc.	5,072	266
Starbucks Corp.	45,862	5,011
Target Corp.	22,069	4,371
The Home Depot, Inc.	24,242	7,400
Tractor Supply Co.	6,139	1,087
Yum! Brands, Inc.	33,375	3,610
		51,755
Consumer Staples (5.6%):
Altria Group, Inc.	20,689	1,058
Colgate-Palmolive Co.	58,300	4,596
Costco Wholesale Corp.	6,596	2,325
General Mills, Inc.	10,840	665
Kimberly-Clark Corp.	4,732	658
PepsiCo, Inc.	41,292	5,841
Philip Morris International, Inc.	48,831	4,333
Sysco Corp.	20,928	1,648
The Clorox Co.	7,014	1,353
The Hershey Co.	28,781	4,552
The Kroger Co.	38,394	1,382
The Procter & Gamble Co.	18,695	2,532

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Walmart, Inc.	28,392	$3,856
		34,799
Energy (0.9%):
Cabot Oil & Gas Corp.	87,688	1,647
Chevron Corp.	5,527	579
ConocoPhillips	38,775	2,054
EOG Resources, Inc.	11,011	799
Phillips 66	5,654	461
Valero Energy Corp.	4,390	314
		5,854
Financials (5.0%):
Aflac, Inc.	13,905	712
Ameriprise Financial, Inc.	2,527	587
FactSet Research Systems, Inc.	7,859	2,425
MarketAxess Holdings, Inc.	3,274	1,630
MSCI, Inc.	8,944	3,750
Regions Financial Corp.	17,780	367
S&P Global, Inc.	10,618	3,747
SEI Investments Co.	41,828	2,549
SVB Financial Group (a)	1,091	539
Synchrony Financial	142,826	5,807
T. Rowe Price Group, Inc.	25,423	4,363
The Allstate Corp.	4,574	526
The PNC Financial Services Group, Inc.	3,868	678
The Progressive Corp.	34,329	3,282
		30,962
Health Care (6.1%):
AbbVie, Inc.	12,437	1,346
Align Technology, Inc. (a)	1,751	948
AmerisourceBergen Corp.	2,711	320
Amgen, Inc.	22,867	5,689
Biogen, Inc. (a)	5,610	1,569
Bristol-Myers Squibb Co.	6,664	421
Cardinal Health, Inc.	6,701	407
Cerner Corp.	7,345	528
Eli Lilly & Co.	18,706	3,495
Gilead Sciences, Inc.	2,285	148
Humana, Inc.	1,439	603
IDEXX Laboratories, Inc. (a)	3,339	1,634
Johnson & Johnson	46,783	7,689
McKesson Corp.	1,341	262
Merck & Co., Inc.	18,485	1,425
Quest Diagnostics, Inc.	3,070	394
Thermo Fisher Scientific, Inc.	2,739	1,250
UnitedHealth Group, Inc.	13,835	5,148
Universal Health Services, Inc. Class B	1,483	198
Waters Corp. (a)	12,061	3,427
Zoetis, Inc.	6,515	1,026
		37,927
Industrials (6.3%):
3M Co.	22,203	4,278
C.H. Robinson Worldwide, Inc.	16,008	1,528
Carrier Global Corp.	16,387	692
Cummins, Inc.	6,900	1,788
Dover Corp.	1,393	191
Emerson Electric Co.	13,346	1,204
Expeditors International of Washington, Inc.	25,534	2,750
Fastenal Co.	25,585	1,286
Fortune Brands Home & Security, Inc.	2,438	234
Honeywell International, Inc.	15,098	3,277

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Huntington Ingalls Industries, Inc.	8,228	$1,694
Illinois Tool Works, Inc.	7,974	1,766
Lockheed Martin Corp.	6,697	2,474
Masco Corp.	5,311	318
Old Dominion Freight Line, Inc.	2,700	649
Otis Worldwide Corp.	20,681	1,416
Rockwell Automation, Inc.	4,502	1,195
Rollins, Inc.	28,764	990
Snap-on, Inc.	5,329	1,230
Union Pacific Corp.	3,384	746
United Parcel Service, Inc. Class B	22,209	3,775
United Rentals, Inc. (a)	1,491	491
W.W. Grainger, Inc.	7,700	3,087
Waste Management, Inc.	18,483	2,385
		39,444
Information Technology (17.6%):
Adobe, Inc. (a)	10,524	5,003
Akamai Technologies, Inc. (a)	3,663	373
Apple, Inc.	192,846	23,556
Applied Materials, Inc.	10,793	1,442
Automatic Data Processing, Inc.	16,468	3,104
Booz Allen Hamilton Holding Corp.	6,859	552
Cadence Design Systems, Inc. (a)	8,771	1,201
CDW Corp.	7,629	1,264
Cisco Systems, Inc.	94,595	4,891
Citrix Systems, Inc.	15,029	2,109
Cognizant Technology Solutions Corp. Class A	17,067	1,333
F5 Networks, Inc. (a)	5,738	1,197
Fair Isaac Corp. (a)	3,643	1,771
Fortinet, Inc. (a)	8,783	1,620
HP, Inc.	31,426	998
Intel Corp.	67,447	4,317
International Business Machines Corp.	2,137	285
Intuit, Inc.	7,662	2,935
KLA Corp.	2,658	878
Lam Research Corp.	2,296	1,367
Mastercard, Inc. Class A	8,388	2,987
Micron Technology, Inc. (a)	14,381	1,269
Microsoft Corp.	84,257	19,865
Motorola Solutions, Inc.	7,087	1,333
NetApp, Inc.	13,065	949
NVIDIA Corp.	7,178	3,833
Oracle Corp.	31,086	2,181
Paychex, Inc.	10,357	1,015
Qorvo, Inc. (a)	2,264	414
QUALCOMM, Inc.	7,874	1,044
Teradyne, Inc.	3,313	403
Texas Instruments, Inc.	37,314	7,052
The Western Union Co.	23,802	587
VeriSign, Inc. (a)	10,420	2,071
Visa, Inc. Class A	13,279	2,812
VMware, Inc. Class A (a)(c)	1,450	218
Zoom Video Communications, Inc. Class A (a)	3,185	1,023
		109,252
Materials (0.7%):
Celanese Corp.	8,441	1,265
Eastman Chemical Co.	2,778	306
International Paper Co.	7,294	394
Packaging Corp. of America	5,532	744
Steel Dynamics, Inc.	22,221	1,128

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Sherwin-Williams Co.	770	$568
		4,405
Real Estate (0.2%):
American Tower Corp.	2,198	525
Crown Castle International Corp.	1,138	196
Equinix, Inc.	259	176
Prologis, Inc.	2,499	265
		1,162
Utilities (0.2%):
The AES Corp.	12,025	322
Vistra Corp.	9,640	171
WEC Energy Group, Inc.	6,807	637
		1,130
		349,835
Total Common Stocks (Cost $528,332)		615,979

Purchased Options (0.1%)
Total Purchased Options (Cost $403)		280

Collateral for Securities Loaned^ (0.7%)

United States (0.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.04% (e)	837,433	837
HSBC U.S. Government Money Market Fund I Shares, 0.04% (e)	3,769,635	3,770
Total Collateral for Securities Loaned (Cost $4,607)		4,607

Total Investments (Cost $533,342) — 99.8%		620,866
Other assets in excess of liabilities — 0.2%		1,176
NET ASSETS - 100.00%		$622,042

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $523 (thousands) and amounted to 0.1% of net assets.
(e)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Purchased Options
Exchange-traded options
(Amounts not in thousands)

	Put/ Call	Strike Price	Contracts	Expiration Date	Value

S&P 500 Index	Put	3,600	USD 65	6/18/21	$279,825
Total (Cost $403,000)					$279,825

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement Income Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (16.5%)
VictoryShares Dividend Accelerator ETF	311,665	$12,934
VictoryShares International Volatility Wtd ETF	179,768	7,677
VictoryShares NASDAQ Next 50 ETF	149,092	4,708
VictoryShares U.S. 500 Volatility Wtd ETF	34,661	2,326
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	218,514	7,860
VictoryShares USAA Core Intermediate-Term Bond ETF	81,494	4,310
VictoryShares USAA Core Short-Term Bond ETF	443,598	22,954
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	452,395	22,002
VictoryShares USAA MSCI International Value Momentum ETF	456,676	22,030
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	118,646	8,093
VictoryShares USAA MSCI USA Value Momentum ETF	330,538	20,301
Total Affiliated Exchange-Traded Funds (Cost $116,668)		135,195

Affiliated Mutual Funds (83.2%)
USAA 500 Index Fund Reward Shares	21,354	1,153
USAA Global Managed Volatility Fund Institutional Shares	4,958,830	58,713
USAA Government Securities Fund Institutional Shares (a)	20,681,507	207,022
USAA Growth Fund Institutional Shares	442,612	15,164
USAA High Income Fund Institutional Shares	4,265,527	33,229
USAA Income Fund Institutional Shares	7,158,799	96,286
USAA Income Stock Fund Institutional Shares	516,958	9,812
USAA Intermediate-Term Bond Fund Institutional Shares	35	—	(b)
USAA Precious Metals and Minerals Fund Institutional Shares	137,321	2,628
USAA Short-Term Bond Fund Institutional Shares	13,523,128	126,036
USAA Small Cap Stock Fund Institutional Shares	525,129	11,170
USAA Target Managed Allocation Fund	3,455,795	42,264
Victory Integrity Mid-Cap Value Fund Class R6	236,400	5,421
Victory Market Neutral Income Fund Class I	3,337,434	32,306
Victory RS International Fund Class R6	2,028,356	23,488
Victory Sophus Emerging Markets Fund Class R6	37,133	981
Victory Trivalent International Core Equity Fund Class R6	1,752,417	14,247
Total Affiliated Mutual Funds (Cost $602,797)		679,920

Total Investments (Cost $719,465) — 99.7%		815,115
Other assets in excess of liabilities — 0.3%		2,424
NET ASSETS - 100.00%		$817,539

 At March 31, 2021, the Fund's investments in foreign securities were 18.1% of net assets.

(a)	Represents investments greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov
(b)	Rounds to less than $1 thousand.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2030 Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (27.0%)
VictoryShares Dividend Accelerator ETF	947,069	$39,303
VictoryShares International Volatility Wtd ETF	524,471	22,397
VictoryShares NASDAQ Next 50 ETF	567,525	17,923
VictoryShares U.S. 500 Volatility Wtd ETF	216,644	14,539
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	619,376	22,279
VictoryShares USAA Core Intermediate-Term Bond ETF	251,337	13,291
VictoryShares USAA Core Short-Term Bond ETF	691,865	35,801
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (a)	892,548	43,408
VictoryShares USAA MSCI International Value Momentum ETF	1,309,344	63,163
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	286,896	19,570
VictoryShares USAA MSCI USA Value Momentum ETF	1,144,231	70,276
Total Affiliated Exchange-Traded Funds (Cost $315,792)		361,950

Affiliated Mutual Funds (71.0%)
USAA 500 Index Fund Reward Shares	220,644	11,917
USAA Global Managed Volatility Fund Institutional Shares	12,504,216	148,050
USAA Government Securities Fund Institutional Shares	18,223,079	182,413
USAA Growth Fund Institutional Shares	1,572,654	53,879
USAA High Income Fund Institutional Shares	7,410,783	57,730
USAA Income Fund Institutional Shares	5,605,463	75,393
USAA Income Stock Fund Institutional Shares	1,625,900	30,860
USAA Intermediate-Term Bond Fund Institutional Shares	47	1
USAA Precious Metals and Minerals Fund Institutional Shares	250,007	4,785
USAA Short-Term Bond Fund Institutional Shares	6,420,011	59,835
USAA Small Cap Stock Fund Institutional Shares	1,244,916	26,479
USAA Target Managed Allocation Fund	10,582,517	129,424
Victory Integrity Mid-Cap Value Fund Class R6	1,568,824	35,973
Victory Market Neutral Income Fund Class I	2,293,233	22,198
Victory RS International Fund Class R6	5,353,246	61,991
Victory Sophus Emerging Markets Fund Class R6	62,647	1,656
Victory Trivalent International Core Equity Fund Class R6	5,826,623	47,370
Total Affiliated Mutual Funds (Cost $788,067)		949,954

Collateral for Securities Loaned^ (0.0%)(b)
HSBC U.S. Government Money Market Fund I Shares, 0.04% (c)	73,950	74
Total Collateral for Securities Loaned (Cost $74)		74
Total Investments (Cost $1,103,933) — 98.0%		1,311,978
Other assets in excess of liabilities — 2.0%		27,049
NET ASSETS - 100.00%		$1,339,027

At March 31, 2021, the Fund's investments in foreign securities were 28.9% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on March 31, 2021.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2040 Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (31.7%)
VictoryShares Dividend Accelerator ETF	1,268,178	$52,629
VictoryShares International Volatility Wtd ETF	740,396	31,618
VictoryShares NASDAQ Next 50 ETF	1,010,370	31,907
VictoryShares U.S. 500 Volatility Wtd ETF	378,110	25,375
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	826,742	29,738
VictoryShares USAA Core Intermediate-Term Bond ETF	130,870	6,920
VictoryShares USAA Core Short-Term Bond ETF	383,613	19,850
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	1,268,160	61,676
VictoryShares USAA MSCI International Value Momentum ETF	1,921,247	92,682
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	430,031	29,334
VictoryShares USAA MSCI USA Value Momentum ETF	1,845,951	113,374
Total Affiliated Exchange-Traded Funds (Cost $433,412)		495,103

Affiliated Mutual Funds (66.4%)
USAA 500 Index Fund Reward Shares	526,841	28,455
USAA Global Managed Volatility Fund Institutional Shares	19,502,812	230,913
USAA Government Securities Fund Institutional Shares	8,905,199	89,141
USAA Growth Fund Institutional Shares	2,299,756	78,790
USAA High Income Fund Institutional Shares	6,603,797	51,443
USAA Income Fund Institutional Shares	2,224,771	29,923
USAA Income Stock Fund Institutional Shares	2,431,284	46,146
USAA Intermediate-Term Bond Fund Institutional Shares	34	—	(a)
USAA Precious Metals and Minerals Fund Institutional Shares	278,050	5,322
USAA Short-Term Bond Fund Institutional Shares	2,356,077	21,958
USAA Small Cap Stock Fund Institutional Shares	1,567,270	33,336
USAA Target Managed Allocation Fund	15,737,698	192,472
Victory Integrity Mid-Cap Value Fund Class R6	2,049,709	47,000
Victory Market Neutral Income Fund Class I	1,417,238	13,719
Victory RS International Fund Class R6	7,882,015	91,274
Victory Sophus Emerging Markets Fund Class R6	216,712	5,728
Victory Trivalent International Core Equity Fund Class R6	8,471,110	68,870
Total Affiliated Mutual Funds (Cost $823,738)		1,034,490

Total Investments (Cost $1,257,150) — 98.1%		1,529,593
Other assets in excess of liabilities — 1.9%		29,108
NET ASSETS - 100.00%		$1,558,701

At March 31, 2021, the Fund's investments in foreign securities were 37.0% of net assets.

(a)	Rounds to less than $1 thousand.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2050 Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (32.6%)
VictoryShares Dividend Accelerator ETF	828,007	$34,362
VictoryShares International Volatility Wtd ETF	467,748	19,975
VictoryShares NASDAQ Next 50 ETF	578,547	18,271
VictoryShares U.S. 500 Volatility Wtd ETF	256,514	17,215
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	525,400	18,899
VictoryShares USAA Core Intermediate-Term Bond ETF	19,425	1,027
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	834,485	40,584
VictoryShares USAA MSCI International Value Momentum ETF	1,233,843	59,521
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	265,025	18,078
VictoryShares USAA MSCI USA Value Momentum ETF	1,143,565	70,235
Total Affiliated Exchange-Traded Funds (Cost $257,793)		298,167

Affiliated Mutual Funds (66.5%)
USAA 500 Index Fund Reward Shares	393,296	21,242
USAA Global Managed Volatility Fund Institutional Shares	12,946,095	153,282
USAA Government Securities Fund Institutional Shares	1,456,204	14,577
USAA Growth Fund Institutional Shares	1,530,753	52,444
USAA High Income Fund Institutional Shares	1,904,612	14,837
USAA Income Fund Institutional Shares	889,447	11,963
USAA Income Stock Fund Institutional Shares	1,543,759	29,300
USAA Intermediate-Term Bond Fund Institutional Shares	26	—	(a)
USAA Precious Metals and Minerals Fund Institutional Shares	156,211	2,990
USAA Short-Term Bond Fund Institutional Shares	305,379	2,846
USAA Small Cap Stock Fund Institutional Shares	1,123,564	23,898
USAA Target Managed Allocation Fund	10,457,591	127,896
Victory Integrity Mid-Cap Value Fund Class R6	1,520,876	34,874
Victory Market Neutral Income Fund Class I	665,831	6,445
Victory RS International Fund Class R6	5,147,903	59,613
Victory Sophus Emerging Markets Fund Class R6	205,914	5,442
Victory Trivalent International Core Equity Fund Class R6	5,633,624	45,801
Total Affiliated Mutual Funds (Cost $476,454)		607,450

Total Investments (Cost $734,247) — 99.1%		905,617
Other assets in excess of liabilities — 0.9%		8,414
NET ASSETS - 100.00%		$914,031

At March 31, 2021, the Fund's investments in foreign securities were 41.4% of net assets.

(a)	Rounds to less than $1 thousand.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2060 Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (33.9%)
VictoryShares Dividend Accelerator ETF	116,973	$4,854
VictoryShares International Volatility Wtd ETF	75,768	3,236
VictoryShares NASDAQ Next 50 ETF	82,189	2,596
VictoryShares U.S. 500 Volatility Wtd ETF	30,169	2,025
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	71,429	2,569
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	120,391	5,855
VictoryShares USAA MSCI International Value Momentum ETF	177,196	8,548
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	35,980	2,454
VictoryShares USAA MSCI USA Value Momentum ETF	159,796	9,814
Total Affiliated Exchange-Traded Funds (Cost $36,005)		41,951

Affiliated Mutual Funds (65.3%)
USAA 500 Index Fund Reward Shares	65,191	3,521
USAA Global Managed Volatility Fund Institutional Shares	1,708,386	20,227
USAA Government Securities Fund Institutional Shares	222,250	2,225
USAA Growth Fund Institutional Shares	200,025	6,853
USAA High Income Fund Institutional Shares	224,056	1,745
USAA Income Fund Institutional Shares	113,135	1,522
USAA Income Stock Fund Institutional Shares	217,661	4,131
USAA Intermediate-Term Bond Fund Institutional Shares	2	—	(a)
USAA Precious Metals and Minerals Fund Institutional Shares	19,415	372
USAA Short-Term Bond Fund Institutional Shares	113	1
USAA Small Cap Stock Fund Institutional Shares	145,593	3,097
USAA Target Managed Allocation Fund	1,408,131	17,222
Victory Integrity Mid-Cap Value Fund Class R6	182,223	4,178
Victory RS International Fund Class R6	735,330	8,515
Victory Sophus Emerging Markets Fund Class R6	36,720	971
Victory Trivalent International Core Equity Fund Class R6	787,138	6,399
Total Affiliated Mutual Funds (Cost $66,524)		80,979

Total Investments (Cost $102,529) — 99.2%		122,930
Other assets in excess of liabilities — 0.8%		973
NET ASSETS - 100.00%		$123,903

At March 31, 2021, the Fund's investments in foreign securities were 42.6% of net assets.

(a)	Rounds to less than $1 thousand.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (4.8%):
A.H. Belo Corp. Class A	2,957	$6
Alaska Communications Systems Group, Inc.	8,171	27
Altice USA, Inc. Class A (a)	10,837	353
AMC Entertainment Holdings, Inc. (a)(b)	56,314	575
AMC Networks, Inc. Class A (a)	4,513	240
Angi, Inc. Class A (a)	10,561	137
Atn International, Inc.	1,627	80
Autoweb, Inc. (a)	1,391	4
Ballantyne Strong, Inc. (a)	2,336	6
Bandwidth, Inc. Class A (a)	690	87
Beasley Broadcast Group, Inc. Class A (a)	382	1
Boingo Wireless, Inc. (a)	5,957	84
Boston Omaha Corp. Class A (a)	3,230	95
Brooklyn ImmunoTherapeutics, Inc. (a)	185	1
Bumble, Inc. Class A (a)(b)	8,123	507
Cable One, Inc.	696	1,272
Cardlytics, Inc. (a)	4,901	538
Cargurus, Inc. (a)	1,328	32
Cars.com, Inc. (a)	10,295	133
cbdMD, Inc. (a)	5,929	25
Chicken Soup For The Soul Entertainment, Inc. (a)	185	4
Cincinnati Bell, Inc. (a)	6,782	104
Cinedigm Corp. Class A (a)(b)	19,413	32
Cinemark Holdings, Inc. (a)(b)	13,486	275
Clear Channel Outdoor Holdings, Inc. (a)	21,283	38
Cogent Communications Holdings, Inc. (c)	5,952	409
comScore, Inc. (a)	9,602	35
Consolidated Communications Holdings, Inc. (a)	9,395	68
DHI Group, Inc. (a)	7,978	27
Dolphin Entertainment, Inc. (a)	895	11
Emerald Holding, Inc. (a)	3,057	17
Entercom Communications Corp. Class A (a)	18,540	97
Entravision Communications Corp. Class A	9,984	40
Eventbrite, Inc. Class A (a)	1,812	40
EverQuote, Inc. Class A (a)	833	30
Gannett Co., Inc. (a)	19,426	105
Globalstar, Inc. (a)(b)	103,580	140
Glu Mobile, Inc. (a)	21,586	269
Gogo, Inc. (a)	5,540	54
Gray Television, Inc.	11,474	211
Harte-Hanks, Inc. (a)	628	3
Hemisphere Media Group, Inc. (a)	2,857	33
IAC/InterActiveCorp. (a)	9,951	2,153
IDT Corp. Class B (a)	3,441	78
iHeartMedia, Inc. Class A (a)	20,245	367
Insignia Systems, Inc. (a)	204	1
Iridium Communications, Inc. (a)	14,617	604
John Wiley & Sons, Inc. Class A	4,992	271
Kubient, Inc. (a)	1,712	12
Lee Enterprises, Inc. (a)	891	23
Liberty Broadband Corp. Class A (a)	33,240	4,824
Liberty Media Corp-Liberty Braves Class A (a)(b)	7,301	208
Liberty Media Corp-Liberty Formula One Class A (a)	29,754	1,138
Liberty Media Corp-Liberty SiriusXM Class A (a)	42,839	1,887
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,443	67
Lions Gate Entertainment Corp. Class B (a)	18,684	241
LiveXLive Media, Inc. (a)	7,966	35
Loral Space & Communications, Inc.	3,481	131

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Madison Square Garden Entertainment Corp. (a)	2,942	$241
Madison Square Garden Sports Corp. (a)	2,939	527
Marchex, Inc. Class B (a)	5,915	17
Match Group, Inc. (a)	38,015	5,223
MediaAlpha, Inc. Class A (a)	1,526	54
Mediaco Holding, Inc. (a)	924	3
Meredith Corp. (a)	4,893	146
Motorsport Games, Inc. Class A (a)(b)	497	12
MSG Networks, Inc. Class A (a)(b)	7,600	114
National CineMedia, Inc.	11,248	52
Nexstar Media Group, Inc. Class A	6,555	921
Ooma, Inc. (a)	3,245	51
ORBCOMM, Inc. (a)	12,078	92
Otelco, Inc. Class A (a)	284	3
Pinterest, Inc. Class A (a)	14,296	1,058
QuinStreet, Inc. (a)	6,925	141
Reading International, Inc. Class A (a)	3,109	17
Saga Communications, Inc. Class A (a)	574	13
Salem Media Group, Inc. (a)	2,038	6
Scholastic Corp.	4,235	128
Sciplay Corp. Class A (a)	3,491	56
Shenandoah Telecommunications Co.	6,977	340
Sinclair Broadcast Group, Inc. Class A	9,144	268
Sirius XM Holdings, Inc. (b)	161,426	983
Snap, Inc. Class A (a)	168,837	8,829
SPAR Group, Inc. (a)	1,406	2
Spok Holdings, Inc.	2,549	27
SRAX, Inc. (a)	2,213	10
Super League Gaming, Inc. (a)	3,316	23
TechTarget, Inc. (a)	3,200	222
TEGNA, Inc.	32,118	605
Telephone & Data Systems, Inc.	13,750	315
The EW Scripps Co. Class A	8,766	169
The Marcus Corp. (a)(b)	2,648	53
The New York Times Co. Class A	17,138	868
Townsquare Media, Inc. Class A	1,480	16
Travelzoo (a)	1,103	18
TripAdvisor, Inc. (a)	14,468	778
TrueCar, Inc. (a)	11,041	53
United States Cellular Corp. (a)	2,378	87
Urban One, Inc. (a)	4,422	8
Vonage Holdings Corp. (a)	35,618	421
Warner Music Group Corp. Class A	12,535	430
WideOpenWest, Inc. (a)	9,024	123
World Wrestling Entertainment, Inc. Class A	5,438	295
Xcel Brands, Inc. (a)	1,312	3
Yelp, Inc. (a)	10,956	427
Zedge, Inc. Class B (a)	1,587	19
Zillow Group, Inc. Class C (a)	14,076	1,825
ZoomInfo Technologies, Inc. Class A (a)	7,616	372
Zynga, Inc. Class A (a)	140,760	1,438
		46,187
Consumer Discretionary (10.4%):
1-800-Flowers.com, Inc. Class A (a)(b)	4,425	122
1847 Goedeker, Inc. (a)	208	2
Abercrombie & Fitch Co. (a)	8,718	299
Academy Sports & Outdoors, Inc. (a)(b)	4,717	127
Accel Entertainment, Inc. (a)	11,063	121
Acushnet Holdings Corp.	4,587	190
ADOMANI, Inc. (a)	38,147	18

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Adtalem Global Education, Inc. (a)	6,437	$255
Airbnb, Inc. Class A (a)(b)	8,762	1,648
American Axle & Manufacturing Holdings, Inc. (a)	14,541	140
American Eagle Outfitters, Inc.	18,899	553
American Outdoor Brands, Inc. (a)	2,138	54
American Public Education, Inc. (a)	2,659	95
America's Car-Mart, Inc. (a)	924	141
Amesite, Inc. (a)	1,596	7
Aramark	28,884	1,091
Arcimoto, Inc. (a)(b)	3,945	52
Ark Restaurants Corp. (a)	315	6
Asbury Automotive Group, Inc. (a)	2,669	524
Aspen Group, Inc. (a)(b)	3,732	22
At Home Group, Inc. (a)	9,888	284
Autoliv, Inc. (a)	13,200	1,225
AutoNation, Inc. (a)	8,016	747
AYRO, Inc. (a)	5,005	32
Bally's Corp. (a)	2,144	139
Barnes & Noble Education, Inc. (a)	6,373	52
Bassett Furniture Industries, Inc.	1,487	36
BBQ Holdings, Inc. (a)	1,508	11
Beazer Homes USA, Inc. (a)	4,113	86
bebe stores, Inc.	952	5
Bed Bath & Beyond, Inc. (a)	12,801	373
Big 5 Sporting Goods Corp. (b)	3,385	53
Big Lots, Inc.	4,462	305
Biglari Holdings, Inc. Class B (a)	338	45
BJ's Restaurants, Inc. (a)	2,373	138
Blink Charging Co. (a)(b)	5,880	242
Bloomin' Brands, Inc. (a)	11,466	310
Blue Apron Holdings, Inc. Class A (a)	232	1
Bluegreen Vacations Corp.	824	9
Bluegreen Vacations Holding Corp. (a)	1,946	36
Boot Barn Holdings, Inc. (a)	4,053	253
Bowl America, Inc. Class A (a)	361	4
Boyd Gaming Corp. (a)	11,086	654
Bright Horizons Family Solutions, Inc. (a)	8,098	1,388
Brinker International, Inc. (a)	6,352	451
Brunswick Corp.	11,625	1,109
Build-A-Bear Workshop, Inc. (a)	2,411	17
Burlington Stores, Inc. (a)	8,287	2,476
Caleres, Inc.	4,927	107
Callaway Golf Co.	27,838	745
Camping World Holdings, Inc. Class A (b)	4,885	178
CarParts.com, Inc. (a)	5,918	85
Carriage Services, Inc.	2,368	83
Carrols Restaurant Group, Inc. (a)	5,416	32
Carter's, Inc. (a)	5,583	496
Carvana Co. (a)	1,679	441
Casper Sleep, Inc. (a)	4,348	31
Cavco Industries, Inc. (a)	1,030	232
Century Casinos, Inc. (a)	4,517	46
Century Communities, Inc. (a)	4,064	245
Charles & Colvard Ltd. (a)	4,127	12
Chegg, Inc. (a)	18,914	1,621
Chewy, Inc. Class A (a)	8,045	681
Chico's FAS, Inc. (a)	13,833	46
Choice Hotels International, Inc.	6,586	707
Churchill Downs, Inc.	4,751	1,080
Chuy's Holdings, Inc. (a)	2,208	98
Citi Trends, Inc. (a)	1,450	121

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Clarus Corp.	3,733	$64
Columbia Sportswear Co.	6,145	649
Comstock Holding Cos., Inc. (a)	1,051	6
Conn's, Inc. (a)	3,274	64
Contextlogic, Inc. Class A (a)(b)	7,629	121
Cooper Tire & Rubber Co.	7,047	394
Core-Mark Holding Co., Inc.	6,310	244
Cracker Barrel Old Country Store, Inc.	3,431	593
Crocs, Inc. (a)	8,080	650
Crown Crafts, Inc.	1,524	12
Culp, Inc.	1,900	29
Dana, Inc.	21,154	515
Dave & Buster's Entertainment, Inc. (a)	4,722	226
Deckers Outdoor Corp. (a)	3,478	1,149
Delta Apparel, Inc. (a)	929	25
Denny's Corp. (a)	9,171	166
Designer Brands, Inc. Class A (a)	8,586	149
Destination XL Group, Inc. (a)	9,743	12
Dick's Sporting Goods, Inc.	10,335	787
Dillard's, Inc. Class A (b)	3,252	314
Dine Brands Global, Inc. (a)	2,326	209
Doordash, Inc. Class A (a)(b)	5,161	677
Dorman Products, Inc. (a)	3,712	381
Dover Motorsports, Inc.	2,310	5
Dream Finders Homes, Inc. Class A (a)	1,628	39
Drive Shack, Inc. (a)	12,151	39
Duluth Holdings, Inc. Class B (a)(b)	3,446	58
Educational Development Corp.	1,045	18
El Pollo Loco Holdings, Inc. (a)	2,724	44
Emerson Radio Corp. (a)	957	1
Envela Corp. (a)	1,269	6
Escalade, Inc.	1,739	36
Ethan Allen Interiors, Inc.	2,903	80
Express, Inc. (a)(b)	8,230	33
Extended Stay America, Inc.	24,232	479
FAT Brands, Inc. (a)	454	3
Fiesta Restaurant Group, Inc. (a)	2,221	28
Five Below, Inc. (a)	7,171	1,368
Flexsteel Industries, Inc.	1,078	38
Floor & Decor Holdings, Inc. Class A (a)	13,060	1,247
Foot Locker, Inc.	12,529	705
Forward Industries, Inc. (a)	1,156	3
Fossil Group, Inc. (a)	4,848	60
Fox Factory Holding Corp. (a)	5,229	664
Franchise Group, Inc.	3,907	141
Frontdoor, Inc. (a)	13,199	709
Full House Resorts, Inc. (a)	4,952	42
Funko, Inc. Class A (a)	1,775	35
Gaia, Inc. (a)	1,310	16
GameStop Corp. Class A (a)(b)	7,018	1,332
Genesco, Inc. (a)	1,875	89
Gentex Corp.	36,421	1,300
Gentherm, Inc. (a)	4,281	317
G-III Apparel Group Ltd. (a)	5,657	171
Golden Entertainment, Inc. (a)	3,571	90
GoPro, Inc. Class A (a)	15,755	183
Graham Holdings Co. Class B	634	357
Grand Canyon Education, Inc. (a)	7,004	750
Green Brick Partners, Inc. (a)	7,819	177
Greenlane Holdings, Inc. Class A (a)	908	5
Group 1 Automotive, Inc.	2,528	399

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Groupon, Inc. (a)	3,281	$166
GrubHub, Inc. (a)	11,363	682
Guess?, Inc.	4,031	95
H&R Block, Inc.	26,819	585
Hall of Fame Resort & Entertainment Co. (a)(b)	7,723	39
Hamilton Beach Brands Holding Co. Class A	778	14
Harbor Custom Development, Inc. (a)	1,815	6
Harley-Davidson, Inc.	20,425	819
Haverty Furniture Cos., Inc.	2,397	89
Helen of Troy Ltd. (a)	2,973	626
HG Holdings, Inc. (a)	5,478	3
Hibbett Sports, Inc. (a)	1,888	130
Hilton Grand Vacations, Inc. (a)	11,078	415
Hooker Furniture Corp.	1,680	61
Horizon Global Corp. (a)	2,556	26
Houghton Mifflin Harcourt Co. (a)	17,622	134
Hovnanian Enterprises, Inc. Class A (a)	820	87
Hyatt Hotels Corp. Class A (a)	4,444	368
HyreCar, Inc. (a)	3,105	30
Iconix Brand Group, Inc. (a)	2,033	4
imedia Brands, Inc. (a)	2,219	17
Inspired Entertainment, Inc. (a)	2,452	23
Installed Building Products, Inc.	3,369	374
iRobot Corp. (a)	3,436	420
J Alexander's Holdings, Inc. (a)	2,301	22
J. Jill, Inc. (a)	625	6
Jack in the Box, Inc.	3,301	362
JAKKS Pacific, Inc. (a)	709	5
Jerash Holdings US, Inc.	975	6
Johnson Outdoors, Inc. Class A	1,068	152
Kaspien Holdings, Inc. (a)	186	4
KB Home	11,325	527
Kirkland's, Inc. (a)	2,154	61
Kohl's Corp. (c)	22,283	1,328
Kontoor Brands, Inc.	7,736	375
Koss Corp. (a)	186	4
Kura Sushi USA, Inc. Class A (a)	479	15
Lakeland Industries, Inc. (a)(b)	1,225	34
Lands' End, Inc. (a)	2,119	53
Laureate Education, Inc. Class A (a)	7,435	101
La-Z-Boy, Inc.	6,469	275
Lazydays Holdings, Inc. (a)	1,625	29
LCI Industries	3,270	433
Leaf Group Ltd. (a)	5,229	34
Lear Corp.	8,299	1,505
Legacy Housing Corp. (a)	904	16
Leslie's, Inc. (a)	3,340	82
Levi Strauss & Co. Class A	6,467	155
Lifetime Brands, Inc.	1,839	27
Lincoln Educational Services Corp. (a)	3,656	23
Liquidity Services, Inc. (a)	3,915	73
Lithia Motors, Inc. Class A	3,721	1,452
LMP Automotive Holdings, Inc. (a)	1,010	17
Luby's, Inc. (a)	2,947	10
Lumber Liquidators Holdings, Inc. (a)	3,429	86
M/I Homes, Inc. (a)	3,594	212
Macy's, Inc. (a)	43,383	702
Magnite, Inc. (a)	16,519	687
Malibu Boats, Inc. Class A (a)	2,665	212
Marine Products Corp. (b)	2,430	40
MarineMax, Inc. (a)	3,093	153

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Marriott Vacations Worldwide Corp. (a)	5,689	$991
MasterCraft Boat Holdings, Inc. (a)	2,246	60
Mattel, Inc. (a)	33,374	665
MDC Holdings, Inc.	8,458	502
Meritage Homes Corp. (a)	5,180	476
Modine Manufacturing Co. (a)	7,268	107
Mohawk Group Holdings, Inc. (a)(b)	3,829	113
Monarch Casino & Resort, Inc. (a)	1,945	118
Monro, Inc.	4,073	268
Motorcar Parts of America, Inc. (a)	2,291	52
Movado Group, Inc.	1,997	57
Murphy USA, Inc.	3,984	576
Muscle Maker, Inc. (a)	1,412	3
Nathan's Famous, Inc.	435	27
National Vision Holdings, Inc. (a)	11,229	492
Nautilus, Inc. (a)(b)	4,633	72
Noodles & Co. (a)	5,156	53
Nordstrom, Inc. (a)	15,382	583
Nova Lifestyle, Inc. (a)	578	2
Ollie's Bargain Outlet Holdings, Inc. (a)	5,314	462
OneWater Marine, Inc. (a)	730	29
Overstock.com, Inc. (a)	6,475	429
Oxford Industries, Inc.	2,332	204
P&F Industries, Inc. Class A (a)	195	1
Papa John's International, Inc.	3,798	337
Peloton Interactive, Inc. Class A (a)	6,699	753
Penske Automotive Group, Inc.	5,355	430
Perdoceo Education Corp. (a)	9,106	109
Petco Health & Wellness Co., Inc. (a)(b)	8,092	179
PetMed Express, Inc. (b)(c)	2,832	100
Planet Fitness, Inc. Class A (a)	12,374	957
PlayAGS, Inc. (a)	3,907	32
Polaris, Inc.	8,860	1,183
Poshmark, Inc. Class A (a)(b)	1,070	43
Potbelly Corp. (a)	3,405	20
PubMatic, Inc. Class A (a)(b)	932	46
Purple Innovation, Inc. (a)	2,099	66
Quotient Technology, Inc. (a)	12,325	201
Qurate Retail, Inc. Class A	63,344	745
Rave Restaurant Group, Inc. (a)	2,691	4
RCI Hospitality Holdings, Inc.	1,257	80
Red Robin Gourmet Burgers, Inc. (a)	1,695	68
Red Rock Resorts, Inc. Class A (a)	9,339	304
Regis Corp. (a)	5,233	66
Remark Holdings, Inc. (a)	14,388	33
Rent-A-Center, Inc.	7,691	443
Revolve Group, Inc. (a)	1,979	89
RH (a)	1,425	850
Rocky Brands, Inc.	1,107	60
Roku, Inc. (a)	3,130	1,021
RumbleON, Inc. Class B (a)	208	9
Ruth's Hospitality Group, Inc. (a)	4,840	120
Sally Beauty Holdings, Inc. (a)	13,010	262
Scientific Games Corp. (a)	13,007	501
Seaworld Entertainment, Inc. (a)	6,377	317
Select Interior Concepts, Inc. Class A (a)	2,688	19
Service Corp. International	23,672	1,208
Shake Shack, Inc. Class A (a)	2,591	292
Shoe Carnival, Inc.	1,260	78
Shutterstock, Inc.	3,180	283

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Signet Jewelers Ltd. (a)	6,887	$399
Simply, Inc. (a)	1,465	7
Six Flags Entertainment Corp. (a)	11,624	540
Skechers USA, Inc. Class A (a)	15,121	631
Skyline Champion Corp. (a)	8,006	362
Sleep Number Corp. (a)	2,886	414
Smith & Wesson Brands, Inc.	7,959	139
Sonic Automotive, Inc. Class A	2,107	104
Sonos, Inc. (a)	15,560	583
Sportsman's Warehouse Holdings, Inc. (a)	6,168	106
Stamps.com, Inc. (a)	2,418	482
Standard Motor Products, Inc.	3,160	131
Steven Madden Ltd.	9,326	347
Stitch Fix, Inc. Class A (a)	1,363	68
StoneMor, Inc. (a)	18,384	35
Stoneridge, Inc. (a)	3,465	110
Strategic Education, Inc.	2,895	266
Strattec Strategy Corp. (a)	459	22
Stride, Inc. (a)	6,347	191
Sturm Ruger & Co., Inc. (c)	2,423	160
Summer Infant, Inc. (a)	284	4
Superior Group of Cos., Inc.	1,869	48
Superior Industries International, Inc. (a)	3,742	21
Sypris Solutions, Inc. (a)	2,043	7
Target Hospitality Corp. (a)	5,917	15
Taylor Morrison Home Corp. (a)	16,326	503
Tempur Sealy International, Inc.	26,689	977
Tenneco, Inc. Class A (a)	10,251	110
Terminix Global Holdings, Inc. (a)	17,138	817
Texas Roadhouse, Inc. (a)	10,180	977
The Aaron's Co., Inc.	4,723	121
The Buckle, Inc.	3,130	123
The Cato Corp. Class A (a)	2,944	35
The Cheesecake Factory, Inc. (a)	5,286	309
The Children's Place, Inc. (a)	1,730	121
The Container Store Group, Inc. (a)	4,428	74
The Dixie Group, Inc. (a)	2,030	6
The Goodyear Tire & Rubber Co. (a)	33,734	593
The Lovesac Co. (a)	1,741	99
The Michaels Cos., Inc. (a)	11,731	257
The New Home Co., Inc. (a)	1,590	8
The ODP Corp. (a)	7,476	324
The RealReal, Inc. (a)	12,983	294
The Wendy's Co.	33,821	685
Thor Industries, Inc.	6,656	897
Tilly's, Inc. Class A (a)	1,935	22
Toll Brothers, Inc.	13,202	749
TopBuild Corp. (a)	4,345	911
Toughbuilt Industries, Inc. (a)	12,370	12
Travel + Leisure Co.	12,844	786
TravelCenters of America, Inc. (a)	2,178	59
Tri Pointe Homes, Inc. (a)	17,043	347
Tupperware Brands Corp. (a)	5,752	152
Turtle Beach Corp. (a)	2,364	63
Unifi, Inc. (a)	2,402	66
Unique Fabricating, Inc. (a)	1,382	8
Universal Electronics, Inc. (a)	1,929	106
Universal Technical Institute, Inc. (a)	4,255	25
Urban Outfitters, Inc. (a)	7,463	278
Vail Resorts, Inc. (a)	5,428	1,583
Veoneer, Inc. (a)(b)	15,235	373

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Vera Bradley, Inc. (a)	4,017	$41
Vince Holding Corp. (a)	537	6
Vinco Ventures, Inc. (a)	2,370	6
Vista Outdoor, Inc. (a)	8,145	261
Visteon Corp. (a)	3,674	448
VOXX International Corp. (a)	2,488	47
Vroom, Inc. (a)	17,169	669
Wayfair, Inc. Class A (a)(b)	7,236	2,277
Weyco Group, Inc.	1,085	23
Williams-Sonoma, Inc.	7,839	1,405
Wingstop, Inc.	4,341	552
Winmark Corp.	372	69
Winnebago Industries, Inc.	4,688	360
Wolverine World Wide, Inc.	11,524	442
WW International, Inc. (a)	7,953	249
Wyndham Hotels & Resorts, Inc.	12,110	845
XpresSpa Group, Inc. (a)(b)	14,971	28
YETI Holdings, Inc. (a)	11,458	827
Zovio, Inc. (a)	5,002	20
Zumiez, Inc. (a)	3,227	138
		100,454
Consumer Staples (3.3%):
22nd Century Group, Inc. (a)(b)	20,530	68
Albertsons Cos., Inc. Class A (b)	37,817	721
Alico, Inc.	610	18
Arcadia Biosciences, Inc. (a)(b)	3,292	9
B&G Foods, Inc. (b)	9,036	281
BellRing Brands, Inc. Class A (a)	5,584	132
Beyond Meat, Inc. (a)(b)	9,203	1,198
BJ's Wholesale Club Holdings, Inc. (a)	18,512	830
Bunge Ltd.	20,495	1,625
Calavo Growers, Inc.	2,473	192
Cal-Maine Foods, Inc. (a)	3,249	125
Casey's General Stores, Inc.	4,681	1,012
Celsius Holdings, Inc. (a)	4,477	215
Central Garden & Pet Co. Class A (a)	4,661	242
Coca-Cola Consolidated, Inc.	609	176
Coffee Holding Co., Inc. (a)	816	4
Coty, Inc. Class A (a)(c)	22,424	202
Crimson Wine Group Ltd. (a)	2,455	16
Cyanotech Corp. (a)	654	2
Darling Ingredients, Inc. (a)	21,398	1,575
Eastside Distilling, Inc. (a)	1,550	3
Edgewell Personal Care Co.	7,495	297
elf Beauty, Inc. (a)	6,576	176
Energizer Holdings, Inc.	7,553	358
Farmer Brothers Co. (a)	2,107	22
Flowers Foods, Inc.	28,891	688
Fresh Del Monte Produce, Inc.	3,771	108
Freshpet, Inc. (a)	6,587	1,046
Grocery Outlet Holding Corp. (a)	10,523	388
Guardion Health Sciences, Inc. (a)	3,373	8
Herbalife Nutrition Ltd. (a)	14,560	646
HF Foods Group, Inc. Class A (a)	6,157	44
Hostess Brands, Inc. (a)	11,246	161
Ifresh, Inc. (a)	2,239	3
Ingles Markets, Inc. Class A	1,843	114
Ingredion, Inc.	10,031	902
Inter Parfums, Inc.	2,467	175
J & J Snack Foods Corp.	2,004	315

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
John B Sanfilippo & Son, Inc.	1,174	$106
Jones Soda Co. (a)	7,954	4
Jupiter Wellness, Inc. (a)(b)	637	3
Keurig Dr Pepper, Inc.	132,511	4,554
Laird Superfood, Inc. (a)(b)	863	32
Lancaster Colony Corp.	2,954	518
Landec Corp. (a)	4,476	47
Lifevantage Corp. (a)	2,163	20
Lifeway Foods, Inc. (a)	685	4
Limoneira Co.	1,948	34
Mannatech, Inc.	183	4
Medifast, Inc.	1,645	348
MGP Ingredients, Inc.	1,814	107
Mission Produce, Inc. (a)(b)	6,165	117
National Beverage Corp. (b)	3,486	171
Natural Alternatives International, Inc. (a)	857	13
Natural Grocers by Vitamin Cottage, Inc.	2,201	39
Nature's Sunshine Products, Inc.	2,715	54
NewAge, Inc. (a)(b)	21,112	60
Nu Skin Enterprises, Inc. Class A	7,434	394
Ocean Bio-Chem, Inc.	707	8
Oil-Dri Corp. of America	740	25
Performance Food Group Co. (a)	17,164	989
Pilgrim's Pride Corp. (a)	7,913	188
Post Holdings, Inc. (a)	8,993	951
PriceSmart, Inc.	2,197	213
PURE Bioscience, Inc. (a)	9,478	7
Reed's, Inc. (a)	11,480	13
Revlon, Inc. Class A (a)	1,126	14
Reynolds Consumer Products, Inc.	8,858	264
RiceBran Technologies (a)	4,998	5
Rite Aid Corp. (a)	8,344	171
Sanderson Farms, Inc.	2,757	429
Seaboard Corp.	41	151
Seneca Foods Corp. Class A (a)	884	42
Shineco, Inc. (a)	551	2
SpartanNash Co.	4,990	98
Spectrum Brands Holdings, Inc.	6,094	519
Sprouts Farmers Market, Inc. (a)	17,623	469
The Andersons, Inc.	4,692	128
The Boston Beer Co., Inc. Class A (a)	1,016	1,226
The Chefs' Warehouse, Inc. (a)	4,058	124
The Hain Celestial Group, Inc. (a)	15,258	665
The Simply Good Foods Co. (a)	10,419	317
Tootsie Roll Industries, Inc. (b)	3,002	99
TreeHouse Foods, Inc. (a)	5,993	313
Turning Point Brands, Inc.	2,294	120
U.S. Foods Holding Corp. (a)	30,171	1,150
United Natural Foods, Inc. (a)	7,205	237
United-Guardian, Inc.	470	7
Universal Corp.	3,425	202
USANA Health Sciences, Inc. (a)	1,728	169
Vector Group Ltd.	17,536	244
Veru, Inc. (a)	10,185	110
Village Super Market, Inc. Class A	1,490	35
Vital Farms, Inc. (a)(b)	2,685	59
WD-40 Co.	1,668	511
Weis Markets, Inc. (c)	2,841	161
Willamette Valley Vineyards, Inc. (a)	621	6
		31,167

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (2.1%):
Abraxas Petroleum Corp. (a)	1,283	$4
Adams Resources & Energy, Inc.	421	12
Aemetis, Inc. (a)	3,610	89
Alto Ingredients, Inc. (a)(b)	10,810	59
Amplify Energy Corp. (a)	4,955	14
Amyris, Inc. (a)(b)	23,583	450
Antero Midstream Corp.	50,363	455
Antero Resources Corp. (a)	40,608	414
Arch Resources, Inc. (a)	2,129	89
Archrock, Inc.	18,857	179
Aspen Aerogels, Inc. (a)	3,230	66
Barnwell Industries, Inc. (a)	659	2
Basic Energy Services, Inc. (a)	3,155	1
Bonanza Creek Energy, Inc. (a)	2,336	83
BP Prudhoe Bay Royalty Trust (a)	3,477	13
Brigham Minerals, Inc.	2,396	35
Bristow Group, Inc. (a)	3,040	79
Cactus, Inc. Class A	3,805	117
California Resources Corp. (a)(j)	6,479	156
Callon Petroleum Co. (a)(b)	6,824	263
Camber Energy, Inc. (a)	5,347	6
Centennial Resource Development, Inc. Class A (a)	44,861	188
Centrus Energy Corp. Class A (a)	1,193	28
ChampionX Corp. (a)	29,312	636
Cheniere Energy, Inc. (a)	39,130	2,817
Chesapeake Energy Corp. (a)	15,824	687
Cimarex Energy Co.	14,531	863
Clean Energy Fuels Corp. (a)	21,904	301
CNX Resources Corp. (a)	31,769	467
Comstock Resources, Inc. (a)	12,083	67
CONSOL Energy, Inc. (a)	4,195	41
Contango Oil & Gas Co. (a)(b)	18,062	70
Continental Resources, Inc. (a)(b)	11,273	292
Cross Timbers Royalty Trust	975	8
Dawson Geophysical Co. (a)	3,241	8
Delek U.S. Holdings, Inc.	11,148	243
Denbury, Inc. (a)	406	19
Diamond S Shipping, Inc. (a)	3,351	34
Dorian LPG Ltd. (a)	5,998	79
Dril-Quip, Inc. (a)	4,316	143
ENGlobal Corp. (a)	2,283	10
Enservco Corp. (a)	794	1
EQT Corp. (a)	36,697	682
Equitrans Midstream Corp.	49,338	403
Evolution Petroleum Corp.	4,734	16
Exterran Corp. (a)	4,737	16
Extraction Oil & Gas, Inc. (a)	4,050	146
Forum Energy Technologies, Inc. (a)	719	13
FTS International, Inc. Class A (a)	68	2
Geospace Technologies Corp. (a)	1,766	16
Gevo, Inc. (a)(b)	31,165	306
Goodrich Petroleum Corp. (a)	1,542	15
Green Plains, Inc. (a)(b)	6,348	172
Gulf Island Fabrication, Inc. (a)	1,967	8
Hallador Energy Co. (a)	4,257	8
Helix Energy Solutions Group, Inc. (a)	21,058	106
Helmerich & Payne, Inc.	13,843	372
HighPeak Energy, Inc. (a)	745	5
HighPoint Resources Corp. (a)(b)(j)	378	2
Houston American Energy Corp. (a)	1,020	2

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hugoton Royalty Trust (a)	5,849	$1
Ion Geophysical Corp. (e)(f)	2,377	—
ION Geophysical Corp. (a)	2,218	5
KLX Energy Services Holdings, Inc. (a)(b)	982	16
Laredo Petroleum, Inc. (a)	1,777	53
Liberty Oilfield Services, Inc. Class A (a)	13,418	151
Magnolia Oil & Gas Corp. Class A (a)	16,558	190
Mammoth Energy Services, Inc. (a)	5,280	28
Matador Resources Co.	16,314	383
Matrix Service Co. (a)	3,661	48
Mexco Energy Corp. (a)	148	1
MIND Technology, Inc. (a)	1,673	4
Montauk Renewables, Inc. (a)	457	6
Murphy Oil Corp.	19,714	324
Nabors Industries Ltd. (a)	1,084	101
NACCO Industries, Inc. Class A	585	15
National Energy Services Reunited Corp. (a)	7,273	90
Natural Gas Services Group, Inc. (a)	1,882	18
NCS Multistage Holdings, Inc. (a)	142	4
New Fortress Energy, Inc. (b)	11,240	516
Newpark Resources, Inc. (a)	13,738	43
Nextdecade Corp. (a)	18,014	48
Nextier Oilfield Solutions, Inc. (a)	29,713	111
Nine Energy Service, Inc. (a)	2,615	6
Northern Oil & Gas, Inc. (a)(b)	8,703	105
Nuverra Environmental Solutions, Inc. (a)	1,409	3
Oasis Petroleum, Inc.	3,249	193
Oceaneering International, Inc. (a)	12,101	138
Oil States International, Inc. (a)	7,339	44
Overseas Shipholding Group, Inc. Class A (a)	11,783	24
Ovintiv, Inc.	39,263	934
Patterson-UTI Energy, Inc.	26,231	187
PBF Energy, Inc. Class A (a)	13,269	188
PDC Energy, Inc. (a)	13,779	474
Peabody Energy Corp. (a)(c)	14,996	46
Penn Virginia Corp. (a)	2,099	28
Permianville Royalty Trust	3,646	5
PHX Minerals, Inc.	2,041	6
ProPetro Holding Corp. (a)	10,760	115
Range Resources Corp. (a)	34,027	351
Ranger Energy Services, Inc. (a)	676	4
Renewable Energy Group, Inc. (a)	6,195	409
REX American Resources Corp. (a)	652	55
RigNet, Inc. (a)	2,422	21
Riley Exploration Permian, Inc. (a)	2,892	75
Royale Energy, Inc. (a)	4,762	1
RPC, Inc. (a)(b)	16,823	91
SandRidge Energy, Inc. (a)	5,518	22
SEACOR Holdings, Inc. (a)	2,398	98
SEACOR Marine Holdings, Inc. (a)	3,122	17
Select Energy Services, Inc. Class A (a)	8,339	42
SFL Corp. Ltd.	16,651	134
Silverbow Resources, Inc. (a)	1,804	14
SM Energy Co.	14,727	241
Smart Sand, Inc. (a)	4,302	11
Solaris Oilfield Infrastructure, Inc. Class A	3,019	37
Southwestern Energy Co. (a)	81,087	377
Stabilis Solutions, Inc. (a)	467	3
Superior Drilling Products, Inc. (a)	2,246	2
Talos Energy, Inc. (a)	8,182	99
Targa Resources Corp.	35,291	1,119

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Teekay Corp. (a)(b)	8,706	$28
Tellurian, Inc. (a)(b)	43,337	101
TETRA Technologies, Inc. (a)	17,806	43
Tidewater, Inc. (a)	3,903	49
Torchlight Energy Resources, Inc. (a)(b)	21,077	39
U.S. Energy Corp. Wyoming (a)	567	2
Uranium Energy Corp. (a)	34,747	99
VAALCO Energy, Inc. (a)	8,681	19
Vertex Energy, Inc. (a)	5,107	7
Voc Energy Trust	2,071	7
W&T Offshore, Inc. (a)(b)	15,259	55
Westwater Resources, Inc. (a)(b)	4,731	25
Whiting Petroleum Corp. (a)	5,611	199
World Fuel Services Corp. (c)	9,230	325
Zion Oil & Gas, Inc. (a)	34,306	21
		20,772
Financials (14.8%):
1895 Bancorp of Wisconsin, Inc. (a)	341	5
1st Source Corp.	2,508	119
Acres Commercial Realty Corp. (a)	1,390	20
Affiliated Managers Group, Inc.	4,640	691
Affinity Bancshares, Inc. (a)	436	5
AG Mortgage Investment Trust, Inc.	6,196	25
AGNC Investment Corp.	82,147	1,378
Alleghany Corp. (a)	2,091	1,310
Allegiance Bancshares, Inc.	2,823	114
Ally Financial, Inc.	55,295	2,499
Altabancorp	2,539	107
Amerant Bancorp, Inc. (a)	1,369	25
American Equity Investment Life Holding Co.	11,162	352
American Financial Group, Inc.	11,370	1,297
American National Bankshares, Inc.	1,659	55
American National Group, Inc.	3,364	363
American River Bankshares	834	14
Ameris Bancorp	9,727	511
AMERISAFE, Inc.	2,670	171
AmeriServ Financial, Inc.	2,772	11
Ames National Corp.	1,393	36
Annaly Capital Management, Inc.	213,577	1,838
Apollo Commercial Real Estate Finance, Inc.	17,495	244
Apollo Investment Corp.	10,602	145
Arbor Realty Trust, Inc.	18,321	291
Arch Capital Group Ltd. (a)	55,000	2,110
Ares Capital Corp.	70,968	1,328
Ares Commercial Real Estate Corp.	4,623	63
Ares Management Corp. Class A	31,072	1,742
Argo Group International Holdings Ltd.	4,960	250
Arlington Asset Investment Corp. Class A (a)	4,993	20
ARMOUR Residential REIT, Inc.	9,122	111
Arrow Financial Corp.	2,344	78
Artisan Partners Asset Management, Inc. Class A	6,498	339
Ashford, Inc. (a)	349	3
Assetmark Financial Holdings, Inc. (a)	3,532	82
Associated Bancorp	22,844	487
Associated Capital Group, Inc. Class A	507	18
Assured Guaranty Ltd.	10,710	453
Atlantic American Corp. (a)	862	3
Atlantic Union Bankshares Corp.	12,034	462
Atlanticus Holdings Corp. (a)	1,271	39
Axis Capital Holdings Ltd.	10,834	537

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Axos Financial, Inc. (a)	7,770	$366
Bain Capital Specialty Finance, Inc.	3,357	50
Banc of California, Inc.	7,087	128
BancFirst Corp.	2,554	181
BancorpSouth Bank	12,566	408
Bank of Hawaii Corp.	5,934	531
Bank of Marin Bancorp	1,842	72
Bank of South Carolina Corp.	709	16
Bank of the James Financial Group, Inc.	670	10
Bank OZK	19,431	794
Bank7 Corp.	456	8
Bankfinancial Corp.	2,011	21
BankUnited, Inc.	11,466	504
Bankwell Financial Group, Inc.	1,103	30
Banner Corp.	4,969	265
Bar Harbor Bankshares	2,254	66
Barings BDC, Inc.	10,610	106
Baycom Corp. (a)	1,743	31
BCB Bancorp, Inc.	2,613	36
Berkshire Hills Bancorp, Inc.	7,214	161
BGC Partners, Inc. Class A	37,230	180
BlackRock Capital Investment Corp.	12,098	41
BlackRock TCP Capital Corp.	9,385	130
Blackstone Mortgage Trust, Inc. Class A	21,978	681
Blucora, Inc. (a)	5,958	99
Bogota Financial Corp. (a)	1,054	11
BOK Financial Corp.	5,085	454
Boston Private Financial Holdings, Inc.	11,517	153
Bridgewater Bancshares, Inc. (a)	4,024	65
Brighthouse Financial, Inc. (a)	12,351	547
Broadmark Realty Capital, Inc.	21,536	225
Broadway Financial Corp. (a)	2,569	6
Brookline Bancorp, Inc.	10,918	164
Brown & Brown, Inc.	35,289	1,613
BRP Group, Inc. Class A (a)	2,703	74
Bryn Mawr Bank Corp.	3,004	137
Business First Bancshares, Inc.	2,185	52
Byline Bancorp, Inc. Class A	4,092	87
C&F Financial Corp.	599	27
Cadence Bancorp	16,176	335
California Bancorp, Inc. (a)	1,208	22
Cambridge Bancorp Class A	1,069	90
Camden National Corp.	2,083	100
Capital Bancorp, Inc. (a)	1,631	31
Capital City Bank Group, Inc.	2,079	54
Capital Southwest Corp.	3,033	67
Capitala Finance Corp. (a)	440	7
Capitol Federal Financial, Inc.	16,012	212
Capstar Financial Holdings, Inc.	3,394	59
Capstead Mortgage Corp.	11,007	69
Cathay General Bancorp	11,626	474
CBM Bancorp, Inc.	549	8
CBTX, Inc. Class A	3,553	109
Central Pacific Financial Corp.	3,938	105
Central Valley Community Bancorp	1,910	35
Century Bancorp, Inc. Class A	488	46
CF Bankshares, Inc.	793	16
Chemung Financial Corp.	603	25
Cherry Hill Mortgage Investment Corp.	2,525	24
Chimera Investment Corp.	31,839	404
CIT Group, Inc.	14,433	743

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Citizens & Northern Corp.	2,444	$58
Citizens, Inc. (a)(b)	6,799	39
City Holding Co.	2,198	180
Civista Bancshares, Inc.	2,405	55
CNA Financial Corp.	4,409	197
CNB Financial Corp. Class A	2,743	68
CNO Financial Group, Inc.	19,688	478
Coastal Financial Corp. (a)	1,437	38
Codorus Valley Bancorp, Inc.	1,340	25
Cohen & Co., Inc. (a)	99	2
Cohen & Steers, Inc.	4,310	282
Colony Bankcorp, Inc.	1,358	21
Colony Credit Real Estate, Inc.	13,304	113
Columbia Banking System, Inc.	9,310	401
Columbia Financial, Inc. (a)(c)	7,750	135
Commerce Bancshares, Inc.	15,217	1,166
Community Bank System, Inc.	7,500	575
Community Trust Bancorp, Inc.	2,693	119
Conifer Holdings, Inc. (a)	707	3
ConnectOne Bancorp, Inc.	5,171	131
Consumer Portfolio Services, Inc. (a)	2,310	9
County Bancorp, Inc.	836	20
Cowen, Inc. Class A	3,770	133
Crawford & Co. Class B	1,386	13
Credit Acceptance Corp. (a)(b)	1,748	630
Crescent Capital BDC, Inc.	4,485	77
Crossfirst Bankshares, Inc. (a)	7,132	98
Cullen/Frost Bankers, Inc.	8,107	882
Curo Group Holdings Corp.	3,507	51
Customers Bancorp, Inc.	4,513	144
CVB Financial Corp.	17,881	395
Diamond Hill Investment Group, Inc.	478	75
Dime Community Bancshares, Inc.	5,556	167
Donegal Group, Inc. Class A	1,968	29
Donnelley Financial Solutions, Inc. (a)	4,706	131
Dynex Capital, Inc.	4,143	78
Eagle Bancorp Montana, Inc.	958	23
Eagle Bancorp, Inc.	4,441	236
East West Bancorp, Inc.	17,480	1,290
Eastern Bankshares, Inc.	26,094	503
eHealth, Inc. (a)	3,328	242
Elevate Credit, Inc. (a)	2,632	8
Ellington Financial, Inc.	6,473	104
Ellington Residential Mortgage REIT	1,865	23
Employers Holdings, Inc.	3,969	171
Encore Capital Group, Inc. (a)	3,157	127
Enova International, Inc. (a)	5,070	180
Enstar Group Ltd. (a)	2,506	618
Enterprise Bancorp, Inc.	1,804	59
Enterprise Financial Services Corp.	4,819	238
Equitable Holdings, Inc.	50,239	1,638
Equity Bancshares, Inc. Class A (a)	2,027	56
Equus Total Return, Inc. (a)	1,186	2
Erie Indemnity Co. Class A	2,852	630
Esquire Financial Holdings, Inc. (a)	1,203	27
ESSA Bancorp, Inc.	1,565	25
Evans Bancorp, Inc.	754	26
Evercore, Inc.	6,281	827
EZCORP, Inc. Class A (a)	6,323	31
FactSet Research Systems, Inc.	5,615	1,733
Farmers & Merchants Bancorp, Inc.	1,710	43

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
FB Financial Corp.	3,913	$174
FBL Financial Group, Inc. Class A	3,964	222
Federal Agricultural Mortgage Corp. Class C	1,204	121
Federal Home Loan Mortgage Corp. (a)(b)	90,827	186
Federal National Mortgage Association (a)(b)	188,150	390
Federated Hermes, Inc.	12,231	383
Fednat Holding Co.	2,266	10
FFBW, Inc. (a)	338	4
FG Financial Group, Inc. (a)	403	2
Fidelity D&D Bancorp, Inc.	752	46
Fidelity National Financial, Inc.	44,460	1,808
Fidus Investment Corp.	3,970	62
Financial Institutions, Inc.	2,424	73
First Acceptance Corp. (a)	2,815	5
First American Financial Corp.	16,417	930
First Bancorp	30,846	347
First Bancorp, Inc.	1,517	44
First Bancorp/Southern Pines NC	3,981	173
First Busey Corp.	8,309	213
First Choice Bancorp	1,655	40
First Citizens BancShares, Inc. Class A	1,292	1,080
First Commonwealth Financial Corp.	13,436	193
First Community Bankshares, Inc.	2,419	73
First Eagle Alternative Capital BDC, Inc.	4,892	20
First Financial Bancorp	12,498	300
First Financial Bankshares, Inc.	19,644	918
First Financial Corp. Class A	1,850	83
First Financial Northwest, Inc.	1,281	18
First Hawaiian, Inc.	16,378	448
First Horizon Corp.	83,025	1,404
First Internet Bancorp	1,497	53
First Interstate BancSystem, Inc. Class A	5,143	237
First Merchants Corp.	8,300	386
First Midwest Bancorp, Inc.	16,021	351
First Seacoast Bancorp Class B (a)	445	4
First U.S. Bancshares, Inc.	1,003	9
First United Corp.	1,097	19
First Western Financial, Inc. (a)	981	25
FirstCash, Inc.	5,534	363
Flagstar Bancorp, Inc.	7,446	336
Flushing Financial Corp.	4,299	91
FNB Corp.	47,535	604
FNCB Bancorp, Inc.	2,986	23
Focus Financial Partners, Inc. Class A (a)	2,685	112
FS KKR Capital Corp.	20,106	399
FS KKR Capital Corp. II	27,604	539
Fulton Financial Corp.	23,475	400
FVCBankcorp, Inc. (a)	1,954	34
GAMCO Investors, Inc. Class A	1,606	30
Generations Bancorp New York, Inc. (a)	92	1
Genworth Financial, Inc. (a)	73,957	246
German American Bancorp, Inc.	4,004	185
Glacier Bancorp, Inc.	13,798	788
Gladstone Capital Corp.	5,273	52
Gladstone Investment Corp.	5,395	66
Glen Burnie Bancorp	392	5
GoHealth, Inc. Class A (a)	7,305	85
Goldman Sachs BDC, Inc.	6,536	126
Golub Capital BDC, Inc.	19,022	278
Goosehead Insurance, Inc. Class A	1,374	147
Granite Point Mortgage Trust, Inc.	8,953	107

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Great Ajax Corp.	3,099	$34
Great Southern Bancorp, Inc. Class A	1,646	93
Great Western Bancorp, Inc.	6,983	212
Green Dot Corp. Class A (a)	7,725	354
Greenhill & Co., Inc.	1,680	28
Guaranty Bancshares, Inc.	1,759	65
Guild Holdings Co. Class A (a)	1,072	15
GWG Holdings, Inc. (a)	753	5
Hallmark Financial Services, Inc. (a)	2,800	11
Hamilton Lane, Inc. Class A	2,229	197
Hancock Whitney Corp.	11,839	497
Hanmi Financial Corp.	4,292	85
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,807	662
HarborOne Bancorp, Inc.	7,063	95
Harvest Capital Credit Corp.	658	6
Hawthorn Bancshares, Inc.	990	21
HBT Financial, Inc.	1,651	28
HCI Group, Inc.	1,024	79
Heartland Financial USA, Inc.	6,497	327
Hercules Capital, Inc.	18,755	301
Heritage Commerce Corp.	7,885	96
Heritage Financial Corp.	4,435	125
Heritage Insurance Holdings, Inc.	4,193	46
Hilltop Holdings, Inc.	10,015	342
HMN Financial, Inc. (a)	641	13
Home Bancorp, Inc.	1,221	44
Home BancShares, Inc.	21,733	588
Home Point Capital, Inc. (a)	1,128	10
HomeStreet, Inc.	2,796	123
Hope Bancorp, Inc.	17,223	259
Horace Mann Educators Corp.	5,788	250
Horizon Bancorp, Inc.	6,208	115
Horizon Technology Finance Corp.	3,133	45
Houlihan Lokey, Inc.	2,801	186
Impac Mortgage Holdings, Inc. (a)	2,103	4
Income Opportunity Realty Investors, Inc. (a)	129	1
Independence Holding Co.	904	36
Independent Bank Corp.	4,613	388
Independent Bank Corp.	3,007	71
Independent Bank Group, Inc.	5,403	390
Interactive Brokers Group, Inc.	10,324	754
International Bancshares Corp.	8,227	382
Invesco Mortgage Capital, Inc. (b)	32,626	131
Investar Holding Corp.	1,603	33
Investcorp Credit Management BDC, Inc.	2,261	13
Investors Bancorp, Inc.	34,967	514
Investors Title Co.	178	30
Jefferies Financial Group, Inc.	32,086	966
Kearny Financial Corp.	10,500	127
Kemper Corp.	8,933	712
Kinsale Capital Group, Inc.	3,330	549
KKR Real Estate Finance Trust, Inc.	5,602	103
Ladder Capital Corp.	9,272	109
Lakeland Bancorp, Inc.	7,627	133
Lakeland Financial Corp.	3,934	272
Lemonade, Inc. (a)(b)	5,754	536
LendingTree, Inc. (a)	1,173	250
Level One Bancorp, Inc.	719	19
Limestone Bancorp, Inc. (a)	679	11
Live Oak Bancshares, Inc.	4,790	328
Loandepot, Inc. Class A (a)	525	10

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
LPL Financial Holdings, Inc.	11,521	$1,638
Lument Finance Trust, Inc.	2,958	10
Luther Burbank Corp.	2,036	24
Macatawa Bank Corp.	4,667	46
Maiden Holdings Ltd. (a)	8,817	29
Main Street Capital Corp. (b)	11,041	432
Manning & Napier, Inc. (a)	2,492	16
Markel Corp. (a)	2,015	2,297
Marlin Business Services Corp.	1,655	23
MBIA, Inc. (a)	7,419	71
Medallion Financial Corp. (a)	3,476	25
Medley Management, Inc. Class A (a)	460	3
Mercantile Bank Corp.	2,325	75
Merchants Bancorp	2,431	102
Mercury General Corp.	4,317	263
Meridian Bancorp, Inc.	6,131	113
Meta Financial Group, Inc.	4,506	204
Metropolitan Bank Holding Corp. (a)	1,280	64
MFA Financial, Inc.	60,946	248
MGIC Investment Corp.	47,856	664
Midland States Bancorp, Inc.	3,149	87
MidWestOne Financial Group, Inc.	2,290	71
Moelis & Co. Class A	4,365	240
Monroe Capital Corp.	3,461	35
Morningstar, Inc.	3,834	863
MVB Financial Corp.	1,667	56
National Bank Holdings Corp. Class A	3,535	140
National Bankshares, Inc.	972	35
National Western Life Group, Inc. Class A	307	76
Navient Corp.	26,572	380
NBT Bancorp, Inc.	6,160	246
Nelnet, Inc. Class A	2,991	218
New Mountain Finance Corp.	14,315	178
New Residential Investment Corp.	63,347	713
New York Community Bancorp, Inc.	63,555	803
New York Mortgage Trust, Inc.	51,169	229
Newtek Business Services Corp.	3,326	89
Nexpoint Real Estate Finance, Inc.	723	13
NI Holdings, Inc. (a)	1,212	22
Nicholas Financial, Inc. (a)	1,801	19
NMI Holdings, Inc. Class A (a)	11,226	265
Northfield Bancorp, Inc.	6,107	97
Northrim Bancorp, Inc.	905	38
Northwest Bancshares, Inc. (c)	17,737	256
Norwood Financial Corp.	1,336	36
Oaktree Specialty Lending Corp.	26,370	163
Oceanfirst Financial Corp.	9,053	217
Ocwen Financial Corp. (a)	1,214	35
OFG Bancorp	6,596	149
OFS Capital Corp.	1,699	15
Old National Bancorp	23,148	448
Old Point Financial Corp.	713	17
Old Republic International Corp.	42,501	928
Old Second Bancorp, Inc.	3,955	52
OneMain Holdings, Inc.	20,299	1,090
OP Bancorp	2,025	21
Oportun Financial Corp. (a)	2,565	53
Oppenheimer Holdings, Inc. Class A	1,410	56
Orchid Island Capital, Inc. (b)	14,251	86
Origin Bancorp, Inc.	3,056	130
Ottawa Bancorp, Inc.	466	7

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Oxford Square Capital Corp.	8,057	$37
Pacific Mercantile Bancorp (a)	3,190	28
Pacific Premier Bancorp, Inc.	12,256	532
PacWest Bancorp	17,269	659
Palomar Holdings, Inc. (a)	3,647	244
Park National Corp.	2,306	298
Parke Bancorp, Inc.	1,926	39
Patriot National Bancorp, Inc. (a)	154	2
PCSB Financial Corp.	1,954	32
PDL Community Bancorp (a)	999	11
Peapack-Gladstone Financial Corp.	2,713	84
PennantPark Floating Rate Capital Ltd.	6,299	75
Pennantpark Investment Corp.	10,893	62
Penns Woods Bancorp, Inc.	1,088	26
Pennymac Financial Services	5,062	338
Pennymac Mortgage Investment Trust	13,202	259
Peoples Bancorp of North Carolina, Inc.	818	19
Peoples Bancorp, Inc.	2,965	98
Phenixfin Corp. (a)	305	10
Pinnacle Financial Partners, Inc.	10,494	930
Pioneer Bancorp, Inc. (a)	1,899	22
Piper Sandler Cos.	2,611	286
Plumas Bancorp	767	22
Popular, Inc.	12,868	905
Portman Ridge Finance Corp.	12,212	26
PRA Group, Inc. (a)	5,926	220
Preferred Bank	1,646	105
Premier Financial Bancorp, Inc.	2,026	38
Premier Financial Corp.	5,575	185
Primerica, Inc.	5,242	775
Primis Financial Corp.	3,128	45
ProAssurance Corp.	7,530	202
PROG Holdings, Inc.	8,913	386
Prosight Global, Inc. (a)	4,334	55
Prospect Capital Corp. (b)	45,739	351
Prosperity Bancshares, Inc.	13,890	1,040
Protective Insurance Corp. Class B	579	13
Provident Bancorp, Inc.	2,569	37
Provident Financial Holdings, Inc.	979	17
Provident Financial Services, Inc.	10,995	245
Pzena Investment Management, Inc. Class A	2,659	28
QCR Holdings, Inc.	2,414	114
Radian Group, Inc.	26,472	616
Randolph Bancorp, Inc. (a)	736	15
RBB Bancorp	2,003	41
Ready Capital Corp.	10,181	137
Red River Bancshares, Inc.	857	48
Redwood Trust, Inc.	15,115	157
Regional Management Corp.	1,518	53
Reinsurance Group of America, Inc.	9,608	1,211
RenaissanceRe Holdings Ltd.	7,415	1,188
Renasant Corp.	7,858	325
Republic Bancorp, Inc. Class A	1,864	83
Republic First Bancorp, Inc. (a)	7,076	27
Rhinebeck Bancorp, Inc. (a)	687	7
Richmond Mutual Bancorporation, Inc.	1,972	27
Riverview Bancorp, Inc.	2,941	20
RLI Corp.	6,162	687
Rocket Cos., Inc. Class A (b)	16,120	373
Root, Inc. Class A (a)(b)	4,498	57
S&T Bancorp, Inc.	5,490	184

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sachem Capital Corp.	3,163	$17
Safeguard Scientifics, Inc. (a)	2,754	19
Safety Insurance Group, Inc. (c)	1,645	139
Salisbury Bancorp, Inc.	462	21
Sandy Spring Bancorp, Inc.	6,657	289
Santander Consumer USA Holdings, Inc.	9,947	269
Saratoga Investment Corp.	1,506	38
SB Financial Group, Inc.	1,065	19
Sculptor Capital Management, Inc. (b)	7,178	157
Seacoast Banking Corp. of Florida (a)	6,283	228
Security National Financial Corp. Class A (a)	1,868	17
SEI Investments Co.	18,648	1,136
Selective Insurance Group, Inc.	8,756	635
Selectquote, Inc. (a)	17,489	516
ServisFirst Bancshares, Inc.	7,645	469
Severn Bancorp, Inc.	1,691	20
Shore Bancshares, Inc.	1,772	30
Siebert Financial Corp. (a)	1,760	7
Sierra Bancorp	2,325	62
Signature Bank	7,606	1,720
Silvercrest Asset Management Group, Inc. Class A	1,301	19
Silvergate Capital Corp. Class A (a)	1,220	173
Simmons First National Corp. Class A	15,102	448
Sixth Street Specialty Lending, Inc.	10,626	223
SLM Corp.	54,358	977
Solar Capital Ltd.	5,767	102
Solar Senior Capital Ltd.	2,373	35
South Plains Financial, Inc.	1,791	41
South State Corp.	10,156	797
Southern First Bancshares, Inc. (a)	1,089	51
Southern Missouri Bancorp, Inc.	1,170	46
Southside Bancshares, Inc. (c)	4,577	176
Spirit of Texas Bancshares, Inc.	2,310	52
Starwood Property Trust, Inc.	43,593	1,078
State Auto Financial Corp.	2,282	45
Stellus Capital Investment Corp. (b)	3,166	40
StepStone Group, Inc. Class A	2,773	98
Sterling Bancorp (a)	3,407	19
Sterling Bancorp	28,916	666
Stewart Information Services Corp.	3,738	194
Stifel Financial Corp.	13,473	863
Stock Yards Bancorp, Inc.	3,472	177
StoneX Group, Inc. (a)	2,298	150
Summit Financial Group, Inc.	1,934	51
Suro Capital Corp.	2,718	37
Synovus Financial Corp.	22,218	1,016
TCF Financial Corp.	22,562	1,048
TCG BDC, Inc.	8,944	118
Territorial Bancorp, Inc.	1,407	37
Texas Capital Bancshares, Inc. (a)	6,642	471
TFS Financial Corp.	8,661	176
The Bancorp, Inc. (a)	7,865	163
The Bank of Princeton	1,001	29
The Blackstone Group, Inc. Class A	105,546	7,867
The Carlyle Group, Inc.	30,498	1,121
The First of Long Island Corp.	3,609	77
The Hanover Insurance Group, Inc.	5,439	704
Timberland Bancorp, Inc.	1,176	33
Tompkins Financial Corp.	1,996	165
Towne Bank	10,383	316
TPG RE Finance Trust, Inc.	7,871	88

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tradeweb Markets, Inc. Class A	6,701	$496
Trean Insurance Group, Inc. (a)	1,911	31
Tremont Mortgage Trust	1,349	8
TriCo Bancshares	4,153	197
Trinity Capital, Inc.	1,244	19
TriplePoint Venture Growth BDC Corp.	5,017	72
Tristate Capital Holdings, Inc. (a)	4,082	94
Triumph Bancorp, Inc. (a)	3,516	272
Trupanion, Inc. (a)	5,066	386
TrustCo Bank Corp.	13,474	99
Trustmark Corp.	8,344	281
Two Harbors Investment Corp. (b)	40,467	297
U.S. Global Investors, Inc. Class A	1,762	12
UMB Financial Corp.	5,479	506
Umpqua Holdings Corp.	30,796	540
Union Bankshares, Inc.	582	17
United Bancorp, Inc.	903	13
United Bankshares, Inc.	18,440	711
United Community Banks, Inc.	12,119	414
United Fire Group, Inc.	3,098	108
United Insurance Holdings Corp.	3,639	26
United Security Bancshares	2,294	19
Unity Bancorp, Inc.	1,308	29
Universal Insurance Holdings, Inc.	4,411	63
Univest Financial Corp.	4,382	125
Upstart Holdings, Inc. (a)(b)	7,857	1,012
Valley National Bancorp	57,990	797
Value Line, Inc.	156	4
Velocity Financial, Inc. (a)	2,121	19
Vericity, Inc. (a)	580	6
Veritex Holdings, Inc.	5,394	176
Victory Capital Holdings, Inc. Class A (d)	1,973	50
Village Bank and Trust Financial Corp. (a)	114	5
Virtu Financial, Inc. Class A	4,689	146
Virtus Investment Partners, Inc.	973	229
Voya Financial, Inc.	18,303	1,165
Waddell & Reed Financial, Inc. Class A	8,078	202
Walker & Dunlop, Inc.	4,160	428
Washington Federal, Inc.	10,973	338
Washington Trust Bancorp, Inc.	2,608	135
Webster Financial Corp.	11,442	631
WesBanco, Inc.	9,616	347
West Bancorp, Inc.	2,355	57
Westamerica Bancorp	3,223	202
Westbury Bancorp, Inc. (a)	431	12
Western Alliance Bancorp	15,622	1,475
Western Asset Mortgage Capital Corp. (b)	8,991	29
Western New England Bancorp, Inc.	3,491	29
Westwood Holdings Group, Inc.	1,260	18
White Mountains Insurance Group Ltd.	473	527
WhiteHorse Finance, Inc.	2,537	38
Wintrust Financial Corp.	7,764	589
WisdomTree Investments, Inc.	15,821	99
World Acceptance Corp. (a)	1,006	131
WSFS Financial Corp.	6,559	327
		144,322
Health Care (16.3%):
10X Genomics, Inc. Class A (a)	1,767	320
1Life Healthcare, Inc. (a)	14,192	555
4D Molecular Therapeutics, Inc. (a)	3,133	136

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
89bio, Inc. (a)	2,777	$66
9 Meters Biopharma, Inc. (a)	31,721	37
Abeona Therapeutics, Inc. (a)(b)	14,087	26
Acadia Healthcare Co., Inc. (a)	11,717	670
ACADIA Pharmaceuticals, Inc. (a)	22,874	590
Accelerate Diagnostics, Inc. (a)(b)	5,975	50
Acceleron Pharma, Inc. (a)	7,083	961
Accolade, Inc. (a)	7,722	350
Accuray, Inc. (a)	14,036	69
AcelRx Pharmaceuticals, Inc. (a)(b)	18,552	32
Acer Therapeutics, Inc. (a)	1,580	5
Achieve Life Sciences, Inc. (a)	989	11
Aclaris Therapeutics, Inc. (a)	8,078	204
Acorda Therapeutics, Inc. (a)(b)	1,217	6
Acutus Medical, Inc. (a)	2,483	33
Adamis Pharmaceuticals Corp. (a)	21,149	20
Adaptive Biotechnologies Corp. (a)	12,214	492
Addus HomeCare Corp. (a)	2,211	231
Adial Pharmaceuticals, Inc. (a)	2,525	6
Adicet Bio, Inc. (a)	4,689	61
Aditx Therapeutics, Inc. (a)	1,547	4
Advaxis, Inc. (a)	17,464	13
Adverum Biotechnologies, Inc. (a)	13,188	130
Aeglea BioTherapeutics, Inc. (a)	6,464	51
Aerie Pharmaceuticals, Inc. (a)	7,089	127
Agenus, Inc. (a)	26,568	72
AgeX Therapeutics, Inc. (a)	3,429	6
Agile Therapeutics, Inc. (a)(b)	10,820	23
Agios Pharmaceuticals, Inc. (a)	8,820	455
Aileron Therapeutics, Inc. (a)	10,867	16
AIM ImmunoTech, Inc. (a)	6,610	15
Akebia Therapeutics, Inc. (a)	23,188	78
Akero Therapeutics, Inc. (a)(b)	2,764	80
Akers Biosciences, Inc. (a)	2,543	8
Akouos, Inc. (a)	3,240	45
Albireo Pharma, Inc. (a)	2,546	90
Aldeyra Therapeutics, Inc. (a)	5,861	70
Alector, Inc. (a)	9,180	185
Aligos Therapeutics, Inc. (a)	1,610	37
Alimera Sciences, Inc. (a)	710	7
Alkermes PLC (a)	21,990	411
Allakos, Inc. (a)(b)	3,448	396
Allena Pharmaceuticals, Inc. (a)	7,485	10
Allied Healthcare Products, Inc. (a)	528	3
Allogene Therapeutics, Inc. (a)	10,511	371
Allovir, Inc. (a)	4,224	99
Allscripts Healthcare Solutions, Inc. (a)	17,518	263
Alnylam Pharmaceuticals, Inc. (a)	15,007	2,118
Alphatec Holdings, Inc. (a)	14,222	225
Alpine Immune Sciences, Inc. (a)	2,242	24
Altimmune, Inc. (a)	5,129	72
ALX Oncology Holdings, Inc. (a)	2,688	198
Amedisys, Inc. (a)	4,910	1,300
American Shared Hospital Services (a)	590	2
American Well Corp. Class A (a)	6,489	113
Amicus Therapeutics, Inc. (a)	35,139	347
AMN Healthcare Services, Inc. (a)	6,592	486
Amneal Pharmaceuticals, Inc. (a)	45,301	305
Amphastar Pharmaceuticals, Inc. (a)	5,557	102
Ampio Pharmaceuticals, Inc. (a)(b)	29,870	50
AnaptysBio, Inc. (a)	3,956	85

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
AngioDynamics, Inc. (a)	5,181	$121
Angion Biomedica Corp. (a)	789	14
ANI Pharmaceuticals, Inc. (a)	1,404	51
Anika Therapeutics, Inc. (a)	1,583	65
Anixa Biosciences, Inc. (a)	4,797	22
Annexon, Inc. (a)	3,467	97
Annovis Bio, Inc. (a)	666	19
Antares Pharma, Inc. (a)	24,042	99
Apellis Pharmaceuticals, Inc. (a)	10,313	443
Apollo Endosurgery, Inc. (a)	3,082	17
Apollo Medical Holdings, Inc. (a)	4,673	127
Applied Genetic Technologies Corp. (a)	6,168	31
Applied Molecular Transport, Inc. (a)	1,643	72
Applied Therapeutics, Inc. (a)	2,485	47
Aprea Therapeutics, Inc. (a)	1,926	10
Apria, Inc. (a)	1,195	33
Aptevo Therapeutics, Inc. (a)	654	20
Aptinyx, Inc. (a)	5,344	16
Apyx Medical Corp. (a)	4,733	46
AquaBounty Technologies, Inc. (a)	7,030	47
Aquestive Therapeutics, Inc. (a)	5,189	27
Aravive, Inc. (a)	2,139	14
ARCA biopharma, Inc. (a)	2,317	8
Arcus Biosciences, Inc. (a)	7,715	217
Arcutis Biotherapeutics, Inc. (a)(b)	4,719	137
Ardelyx, Inc. (a)	12,661	84
Arena Pharmaceuticals, Inc. (a)	9,115	632
Aridis Pharmaceuticals, Inc. (a)	1,191	7
Arrowhead Pharmaceuticals, Inc. (a)	15,008	995
Arvinas, Inc. (a)	6,192	409
Asensus Surgical, Inc. (a)	36,276	118
Aspira Women's Health, Inc. (a)(b)	9,883	67
Assembly Biosciences, Inc. (a)	5,468	25
Assertio Holdings, Inc. (a)	25,813	18
Atara Biotherapeutics, Inc. (a)	12,634	181
Atea Pharmaceuticals, Inc. (a)(b)	7,088	438
Athenex, Inc. (a)(b)	11,084	48
Athira Pharma, Inc. (a)(b)	3,847	71
Atossa Therapeutics, Inc. (a)	11,047	23
Atreca, Inc. Class A (a)	1,915	29
AtriCure, Inc. (a)	6,515	427
Atrion Corp.	163	105
aTyr Pharma, Inc. (a)	2,367	11
Avanos Medical, Inc. (a)	5,455	239
Avantor, Inc. (a)	78,309	2,265
Avenue Therapeutics, Inc. (a)	1,197	7
AVEO Pharmaceuticals, Inc. (a)	4,700	34
Avid Bioservices, Inc. (a)	9,243	168
Avidity Biosciences, Inc. (a)	5,181	113
Avinger, Inc. (a)	14,959	23
Avrobio, Inc. (a)	5,118	65
Axcella Health, Inc. (a)	2,013	10
Axogen, Inc. (a)	5,890	119
Axonics Modulation Technologies, Inc. (a)	5,796	347
Axsome Therapeutics, Inc. (a)	4,558	258
Ayala Pharmaceuticals, Inc. (a)	581	6
Aytu BioScience, Inc. (a)	3,423	26
Aziyo Biologics, Inc. Class A (a)	482	7
AzurRx BioPharma, Inc. (a)	11,305	15
Baudax Bio, Inc. (a)	11,282	15
Beam Therapeutics, Inc. (a)(b)	5,839	467

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bellerophon Therapeutics, Inc. (a)	1,373	$7
Bellicum Pharmaceuticals, Inc. (a)	781	3
Berkeley Lights, Inc. (a)	4,793	241
BioAtla, Inc. (a)(b)	1,720	87
Biocept, Inc. (a)	2,177	11
BioCryst Pharmaceuticals, Inc. (a)	26,483	269
BioDelivery Sciences International, Inc. (a)	15,277	60
Biodesix, Inc. (a)	1,505	31
Biolase, Inc. (a)(b)	23,006	19
BioLife Solutions, Inc. (a)	4,414	159
BioMarin Pharmaceutical, Inc. (a)	21,270	1,606
Biomerica, Inc. (a)	1,646	9
BioNano Genomics, Inc. (a)(b)	36,398	294
Bio-Techne Corp.	5,799	2,215
Bioventus, Inc. Class A (a)	1,259	19
Bioxcel Therapeutics, Inc. (a)(b)	2,177	94
Black Diamond Therapeutics, Inc. (a)	3,918	95
bluebird bio, Inc. (a)	9,597	289
Blueprint Medicines Corp. (a)	8,097	787
Bolt Biotherapeutics, Inc. (a)	1,841	61
Brickell Biotech, Inc. (a)	10,609	12
Bridgebio Pharma, Inc. (a)(b)	12,583	775
Brookdale Senior Living, Inc. (a)	28,018	170
Bruker Corp.	9,111	586
C4 Therapeutics, Inc. (a)	4,807	178
Cabaletta Bio, Inc. (a)	1,485	16
Caladrius Biosciences, Inc. (a)	9,175	18
Calithera Biosciences, Inc. (a)	8,941	22
Calyxt, Inc. (a)	1,630	10
Cantel Medical Corp. (a)	3,845	307
Capital Senior Living Corp. (a)	214	8
Capricor Therapeutics, Inc. (a)	3,556	17
Cara Therapeutics, Inc. (a)	5,996	130
Cardiff Oncology, Inc. (a)	5,718	53
Cardiovascular Systems, Inc. (a)	4,048	155
CareDx, Inc. (a)	6,651	453
CASI Pharmaceuticals, Inc. (a)	14,761	35
Cassava Sciences, Inc. (a)(b)	5,833	262
Castle Biosciences, Inc. (a)	3,376	231
Castlight Health, Inc. Class B (a)	6,658	10
Catabasis Pharmaceuticals, Inc. (a)	3,120	9
Catalyst Biosciences, Inc. (a)	4,887	25
Catalyst Pharmaceuticals, Inc. (a)	15,829	73
Celcuity, Inc. (a)	1,097	16
Celldex Therapeutics, Inc. (a)	6,107	126
Cellectar Biosciences, Inc. (a)	7,467	12
CEL-SCI Corp. (a)(b)	6,189	94
Celsion Corp. (a)	12,056	17
Cerecor, Inc. (a)	13,747	42
Certara, Inc. (a)	8,926	244
Cerus Corp. (a)	19,131	115
Champions Oncology, Inc. (a)	738	8
Change Healthcare, Inc. (a)	46,813	1,035
Charles River Laboratories International, Inc. (a)	7,440	2,156
Checkmate Pharmaceuticals, Inc. (a)	1,223	15
Checkpoint Therapeutics, Inc. (a)	6,286	20
Chembio Diagnostics, Inc. (a)	2,884	10
Chemed Corp.	2,396	1,102
Chemocentryx, Inc. (a)	6,899	354
Chiasma, Inc. (a)	3,483	11
Chimerix, Inc. (a)	12,245	118

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Chinook Therapeutics, Inc. (a)	3,904	$61
Cidara Therapeutics, Inc. (a)	6,088	16
Clearside Biomedical, Inc. (a)	7,277	18
Cleveland BioLabs, Inc. (a)	1,249	7
Clever Leaves Holdings, Inc. (a)	3,297	34
Clovis Oncology, Inc. (a)(b)	15,964	112
CNS Pharmaceuticals, Inc. (a)	2,669	6
Cocrystal Pharma, Inc. (a)(b)	8,909	12
Codexis, Inc. (a)	8,266	189
Co-Diagnostics, Inc. (a)(b)	4,042	39
Codiak Biosciences, Inc. (a)	1,991	30
Cogent Biosciences, Inc. (a)	4,834	42
Cohbar, Inc. (a)	8,141	11
Coherus Biosciences, Inc. (a)	8,279	121
Collegium Pharmaceutical, Inc. (a)	4,179	99
Community Health Systems, Inc. (a)	16,834	228
Computer Programs and Systems, Inc.	1,863	57
Concert Pharmaceuticals, Inc. (a)	4,234	21
Conformis, Inc. (a)	29,067	29
CONMED Corp.	3,762	491
Constellation Pharmaceuticals, Inc. (a)	6,375	149
Corcept Therapeutics, Inc. (a)	15,629	372
Cortexyme, Inc. (a)(b)	1,819	66
CorVel Corp. (a)	1,133	116
Corvus Pharmaceuticals, Inc. (a)	5,595	17
Covetrus, Inc. (a)	12,831	385
Crinetics Pharmaceuticals, Inc. (a)	2,942	45
Cross Country Healthcare, Inc. (a)	4,144	52
CryoLife, Inc. (a)	5,063	114
CryoPort, Inc. (a)(b)	6,515	339
CTI BioPharma Corp. (a)	11,157	32
Cue BioPharma, Inc. (a)	4,378	53
Cullinan Oncology, Inc. (a)	1,950	81
Cumberland Pharmaceuticals, Inc. (a)	1,366	4
Curis, Inc. (a)(b)	13,975	158
Cutera, Inc. (a)	2,464	74
Cyclacel Pharmaceuticals, Inc. (a)	1,217	9
Cyclerion Therapeutics, Inc. (a)	3,375	9
Cytokinetics, Inc. (a)	9,933	231
CytomX Therapeutics, Inc. (a)	9,994	77
CytoSorbents Corp. (a)	6,173	54
CytRx Corp. (a)	5,156	15
Dare Bioscience, Inc. (a)	6,283	11
Decibel Therapeutics, Inc. (a)	1,139	13
Deciphera Pharmaceuticals, Inc. (a)	6,179	277
Delcath Systems, Inc. (a)	954	12
Denali Therapeutics, Inc. (a)	12,776	730
Dicerna Pharmaceuticals, Inc. (a)	10,784	276
Diversicare Healthcare Services, Inc. (a)	579	2
Durect Corp. (a)	30,268	60
Dynavax Technologies Corp. (a)	14,536	143
Dyne Therapeutics, Inc. (a)	3,925	61
Eagle Pharmaceuticals, Inc. (a)	1,587	66
Eargo, Inc. (a)	2,789	139
Editas Medicine, Inc. (a)(b)	8,532	358
Eiger Biopharmaceuticals, Inc. (a)	4,651	41
Ekso Bionics Holdings, Inc. (a)	1,801	11
Elanco Animal Health, Inc. (a)	60,547	1,782
Electrocore, Inc. (a)	4,948	10
Electromed, Inc. (a)	1,221	13
Eledon Pharmaceuticals, Inc. (a)	2,162	23

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Eloxx Pharmaceuticals, Inc. (a)	4,175	$14
Emergent BioSolutions, Inc. (a)	7,187	668
Enanta Pharmaceuticals, Inc. (a)	2,589	128
Encompass Health Corp.	14,837	1,215
Endo International PLC (a)	31,831	236
ENDRA Life Sciences, Inc. (a)	6,352	17
Entasis Therapeutics Holdings, Inc. (a)	2,363	5
Envista Holdings Corp. (a)	19,766	806
Enzo Biochem, Inc. (a)	6,381	22
Enzon Pharmaceuticals, Inc. (a)	10,731	9
Epizyme, Inc. (a)	11,576	101
Equillium, Inc. (a)	2,406	17
Esperion Therapeutics, Inc. (a)(b)	3,405	96
Establishment Labs Holdings, Inc. (a)	2,361	148
Eton Pharmaceuticals, Inc. (a)	3,382	25
Evelo Biosciences, Inc. (a)	3,165	34
Evofem Biosciences, Inc. (a)(b)	15,473	27
Evoke Pharma, Inc. (a)	4,488	8
Evolent Health, Inc. Class A (a)	12,169	246
Evolus, Inc. (a)	4,617	60
Exact Sciences Corp. (a)	23,075	3,040
Exagen, Inc. (a)	1,515	27
Exelixis, Inc. (a)	43,085	973
EyeGate Pharmaceuticals, Inc. (a)	864	4
Eyenovia, Inc. (a)	2,830	14
Fate Therapeutics, Inc. (a)	13,100	1,080
Fennec Pharmaceuticals, Inc. (a)	3,145	20
Fibrogen, Inc. (a)	10,498	364
Five Prime Therapeutics, Inc. (a)	7,016	264
Five Star Senior Living, Inc. (a)	1,750	11
Flexion Therapeutics, Inc. (a)(b)	5,606	50
Fluidigm Corp. (a)(b)	10,416	47
Foghorn Therapeutics, Inc. (a)	2,438	32
FONAR Corp. (a)	1,025	19
Forma Therapeutics Holdings, Inc. (a)	5,637	158
Forte Biosciences, Inc. (a)	1,605	55
Fortress Biotech, Inc. (a)	11,265	40
Frequency Therapeutics, Inc. (a)(b)	4,604	44
F-Star Therapeutics, Inc. (a)	554	6
Fulcrum Therapeutics, Inc. (a)(b)	2,441	29
Fulgent Genetics, Inc. (a)(b)	3,143	304
G1 Therapeutics, Inc. (a)(b)	5,382	129
Galectin Therapeutics, Inc. (a)	6,955	15
Galera Therapeutics, Inc. (a)	1,782	16
GBS, Inc. (a)	96	1
Generation Bio Co. (a)	4,340	124
Genesis Healthcare, Inc. (a)	11,111	3
GenMark Diagnostics, Inc. (a)	9,499	227
Genocea Biosciences, Inc. (a)	6,433	17
Genprex, Inc. (a)	7,219	31
Geron Corp. (a)(b)	46,910	74
Glaukos Corp. (a)	4,166	350
Global Blood Therapeutics, Inc. (a)	6,967	284
Globus Medical, Inc. (a)	9,890	610
GlycoMimetics, Inc. (a)	6,855	21
GoodRx Holdings, Inc. Class A (a)(b)	5,707	223
Gossamer Bio, Inc. (a)	10,301	95
Graybug Vision, Inc. (a)	957	5
Great Elm Group, Inc. (a)	3,656	9
Greenwich Lifesciences, Inc. (a)	845	29
Gritstone Oncology, Inc. (a)(b)	6,198	58

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Guardant Health, Inc. (a)	15,337	$2,340
Haemonetics Corp. (a)	6,688	742
Halozyme Therapeutics, Inc. (a)	18,022	751
Hancock Jaffe Laboratories, Inc. (a)	1,181	8
Hanger, Inc. (a)	4,586	105
Harmony Biosciences Holdings, Inc. (a)(b)	2,486	82
Harpoon Therapeutics, Inc. (a)	2,559	54
Harrow Health, Inc. (a)	3,974	27
Harvard Bioscience, Inc. (a)	5,509	30
Health Catalyst, Inc. (a)	6,554	307
HealthEquity, Inc. (a)	11,451	779
HealthStream, Inc. (a)	3,582	80
Heat Biologics, Inc. (a)	4,003	29
Helius Medical Technologies, Inc. (a)	349	6
Heron Therapeutics, Inc. (a)	13,958	226
Heska Corp. (a)	1,489	251
Hill-Rom Holdings, Inc.	9,811	1,083
Histogen, Inc. (a)	4,870	6
HMS Holdings Corp. (a)	12,385	458
Homology Medicines, Inc. (a)	4,265	40
Hookipa Pharma, Inc. (a)	1,558	21
Horizon Therapeutics PLC (a)	32,400	2,982
Hoth Therapeutics, Inc. (a)(b)	2,923	6
HTG Molecular Diagnostics, Inc. (a)	578	3
iCAD, Inc. (a)(b)	3,575	76
ICU Medical, Inc. (a)	2,541	522
Ideaya Biosciences, Inc. (a)	4,245	100
Idera Pharmaceuticals, Inc. (a)	5,424	7
IGM Biosciences, Inc. (a)	1,147	88
Imac Holdings, Inc. (a)	3,197	5
IMARA, Inc. (a)	857	7
ImmuCell Corp. (a)	973	9
Immunic, Inc. (a)	2,407	38
ImmunityBio, Inc. (a)(b)	11,179	265
ImmunoGen, Inc. (a)	30,171	244
Immunome, Inc. (a)	1,127	38
Immunovant, Inc. (a)	6,685	107
Inari Medical, Inc. (a)	4,740	507
Infinity Pharmaceuticals, Inc. (a)	13,151	42
Infusystem Holdings, Inc. (a)	2,991	61
Inhibikase Therapeutics, Inc. (a)	556	3
Inhibrx, Inc. (a)	2,451	49
Inmune Bio, Inc. (a)	1,479	18
Innoviva, Inc. (a)	9,554	114
Inogen, Inc. (a)	2,060	108
Inotiv, Inc. (a)	1,084	22
Inovalon Holdings, Inc. Class A (a)	7,066	203
Inovio Pharmaceuticals, Inc. (a)(b)	31,709	294
Inozyme Pharma, Inc. (a)	1,253	25
Insmed, Inc. (a)	12,051	410
Inspire Medical Systems, Inc. (a)	3,657	757
Insulet Corp. (a)	7,193	1,876
Integer Holdings Corp. (a)	4,551	419
Integra LifeSciences Holdings Corp. (a)	8,772	606
Intellia Therapeutics, Inc. (a)	8,579	689
Intercept Pharmaceuticals, Inc. (a)	3,540	82
Interpace Biosciences, Inc. (a)	494	2
Intersect ENT, Inc. (a)	3,987	83
IntriCon Corp. (a)	1,352	35
Invacare Corp.	4,195	34
Invitae Corp. (a)(b)	27,477	1,050

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ionis Pharmaceuticals, Inc. (a)	14,647	$659
iRadimed Corp. (a)	1,060	27
iRhythm Technologies, Inc. (a)	3,174	441
IRIDEX Corp. (a)	2,218	15
Ironwood Pharmaceuticals, Inc. (a)	20,921	234
IsoRay, Inc. (a)	22,940	25
iTeos Therapeutics, Inc. (a)	1,822	62
IVERIC bio, Inc. (a)	12,741	79
Jaguar Health, Inc. (a)	13,109	24
Jounce Therapeutics, Inc. (a)	3,908	40
Kala Pharmaceuticals, Inc. (a)(b)	8,593	58
Kaleido Biosciences, Inc. (a)	3,103	25
KalVista Pharmaceuticals, Inc. (a)	3,254	84
Karuna Therapeutics, Inc. (a)	2,739	329
Keros Therapeutics, Inc. (a)	1,737	107
Kewaunee Scientific Corp. (a)	368	5
Kezar Life Sciences, Inc. (a)	4,360	26
Kindred Biosciences, Inc. (a)	5,710	28
Kiniksa Pharmaceuticals Ltd. Class A (a)	1,441	27
Kinnate Biopharma, Inc. (a)	4,016	125
Kiromic BioPharma, Inc. (a)	214	2
Kodiak Sciences, Inc. (a)	6,649	754
Krystal Biotech, Inc. (a)	2,776	214
Kura Oncology, Inc. (a)	8,603	243
Kymera Therapeutics, Inc. (a)(b)	4,319	168
Landos BioPharma, Inc. (a)	1,013	10
Lannett Co., Inc. (a)	4,372	23
Lantern Pharma, Inc. (a)	821	15
Lantheus Holdings, Inc. (a)	8,704	186
Larimar Therapeutics, Inc. (a)	2,372	35
Leap Therapeutics, Inc. (a)	5,912	11
LeMaitre Vascular, Inc.	2,115	103
LENSAR, Inc. (a)	1,521	11
Lexicon Pharmaceuticals, Inc. (a)	10,115	59
LHC Group, Inc. (a)	4,568	873
Ligand Pharmaceuticals, Inc. (a)(b)	2,105	321
Lineage Cell Therapeutics, Inc. (a)(b)	23,394	55
Liquidia Technologies, Inc. (a)	6,191	17
LogicBio Therapeutics, Inc. (a)	4,235	31
Longeveron, Inc. (a)	423	3
Lucira Health, Inc. (a)(b)	1,434	17
Luminex Corp.	6,447	206
Lumos Pharma, Inc. (a)(b)	930	11
Lyra Therapeutics, Inc. (a)	1,008	12
MacroGenics, Inc. (a)	7,038	224
Madrigal Pharmaceuticals, Inc. (a)(b)	1,640	192
Magellan Health, Inc. (a)	3,670	342
Magenta Therapeutics, Inc. (a)	5,285	63
MannKind Corp. (a)(b)	37,336	146
Maravai LifeSciences Holdings, Inc. Class A (a)	9,627	343
Marinus Pharmaceuticals, Inc. (a)(b)	5,031	78
Marker Therapeutics, Inc. (a)	10,436	23
Masimo Corp. (a)	6,914	1,587
Matinas BioPharma Holdings, Inc. (a)(b)	30,489	32
MediciNova, Inc. (a)(b)	6,485	33
MEDNAX, Inc. (a)	11,965	305
Medpace Holdings, Inc. (a)	4,238	695
MEI Pharma, Inc. (a)	15,905	55
MeiraGTx Holdings PLC (a)(b)	5,501	79
Meridian Bioscience, Inc. (a)	5,958	156
Merit Medical Systems, Inc. (a)	7,870	471

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Merrimack Pharmaceuticals, Inc. (a)	2,043	$13
Mersana Therapeutics, Inc. (a)	9,983	162
Metacrine, Inc. (a)	1,809	11
Microbot Medical, Inc. (a)	1,062	9
Millendo Therapeutics, Inc. (a)	2,624	3
Minerva Neurosciences, Inc. (a)	6,594	19
Mirum Pharmaceuticals, Inc. (a)	2,489	49
Misonix, Inc. (a)	2,006	39
Moderna, Inc. (a)	52,609	6,888
ModivCare, Inc. (a)	2,005	297
Molecular Templates, Inc. (a)	4,637	59
Moleculin Biotech, Inc. (a)	4,386	18
Molina Healthcare, Inc. (a)	7,067	1,652
Monopar Therapeutics, Inc. (a)	688	4
Morphic Holding, Inc. (a)	2,975	188
Motus GI Holdings, Inc. (a)	6,608	8
MTBC, Inc. (a)	1,529	13
Mustang Bio, Inc. (a)	7,949	26
Myomo, Inc. (a)	771	10
Myriad Genetics, Inc. (a)	10,386	316
NanoString Technologies, Inc. (a)	4,925	324
NantHealth, Inc. (a)	4,521	15
Natera, Inc. (a)	13,222	1,343
National HealthCare Corp. (c)	2,197	171
National Research Corp. (a)	1,776	83
Natus Medical, Inc. (a)	4,678	120
Navidea Biopharmaceuticals, Inc. (a)	3,182	6
Nektar Therapeutics (a)	15,390	308
Neogen Corp. (a)	6,746	600
NeoGenomics, Inc. (a)	16,526	797
Neoleukin Therapeutics, Inc. (a)	5,110	63
NeuroBo Pharmaceuticals, Inc. (a)	400	2
Neurocrine Biosciences, Inc. (a)	12,057	1,173
NeuroMetrix, Inc. (a)	617	2
Neuronetics, Inc. (a)	3,837	47
Nevro Corp. (a)	4,556	636
NexImmune, Inc. (a)	1,045	20
NextCure, Inc. (a)	3,049	31
NextGen Healthcare, Inc. (a)	6,531	118
NGM Biopharmaceuticals, Inc. (a)	6,105	177
Nkarta, Inc. (a)	2,913	96
Northwest Biotherapeutics, Inc. (a)	128,306	191
NovaBay Pharmaceuticals, Inc. (a)	5,295	5
Novan, Inc. (a)	22,778	36
Novavax, Inc. (a)	11,280	2,045
Nurix Therapeutics, Inc. (a)	4,247	132
NuVasive, Inc. (a)	7,429	487
Oak Street Health, Inc. (a)(b)	5,462	296
Obalon Therapeutics, Inc. (a)	1,449	4
Ocugen, Inc. (a)(b)	28,716	195
Ocular Therapeutix, Inc. (a)	11,377	187
Ocuphire Pharma, Inc. (a)	796	5
Odonate Therapeutics, Inc. (a)	3,261	11
Olema Pharmaceuticals, Inc. (a)	4,243	141
Omeros Corp. (a)(b)	9,358	167
Omnicell, Inc. (a)	6,014	781
Oncocyte Corp. (a)	13,349	69
Onconova Therapeutics, Inc. (a)	36,517	36
Oncorus, Inc. (a)	1,747	24
OncoSec Medical, Inc. (a)	2,784	13
Oncotelic Therapeutics, Inc. (a)	11,355	4

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Oncternal Therapeutics, Inc. (a)	6,990	$58
Ontrak, Inc. (a)(b)	1,368	45
OpGen, Inc. (a)	6,216	16
Opiant Pharmaceuticals, Inc. (a)	655	7
OPKO Health, Inc. (a)(b)	77,289	332
Optinose, Inc. (a)	4,559	17
Option Care Health, Inc. (a)	13,414	238
Oragenics, Inc. (a)	16,032	15
Oramed Pharmaceuticals, Inc. (a)	4,533	46
OraSure Technologies, Inc. (a)	8,650	101
Organogenesis Holdings, Inc. (a)	5,903	108
Orgenesis, Inc. (a)	3,611	21
ORIC Pharmaceuticals, Inc. (a)	4,139	101
Ortho Clinical Diagnostics Holdings PLC (a)	12,923	249
Orthofix Medical, Inc. (a)	2,536	110
Orthopediatrics Corp. (a)	1,874	91
Osmotica Pharmaceuticals PLC (a)(b)	2,847	9
Otonomy, Inc. (a)	7,458	19
Outlook Therapeutics, Inc. (a)	14,934	34
Outset Medical, Inc. (a)	2,700	147
Ovid Therapeutics, Inc. (a)	7,832	31
Owens & Minor, Inc.	10,271	386
Oyster Point Pharma, Inc. (a)	1,557	28
Pacific Biosciences of California, Inc. (a)	21,020	700
Pacira BioSciences, Inc. (a)	5,630	395
Palatin Technologies, Inc. (a)(b)	35,130	24
Pandion Therapeutics, Inc. (a)	1,247	75
Paratek Pharmaceuticals, Inc. (a)	6,451	46
Passage Bio, Inc. (a)	6,291	110
Patterson Cos., Inc. (c)	7,222	231
PAVmed, Inc. (a)	12,605	56
PDL BioPharma, Inc. (e)(f)	17,605	43
PDS Biotechnology Corp. (a)	3,219	15
Penumbra, Inc. (a)(b)	4,086	1,105
Personalis, Inc. (a)	4,329	107
PetIQ, Inc. (a)	1,081	38
Petros Pharmaceuticals, Inc. (a)	698	3
PhaseBio Pharmaceuticals, Inc. (a)	5,167	18
Phathom Pharmaceuticals, Inc. (a)	3,192	120
Phibro Animal Health Corp. Class A	2,103	51
Phreesia, Inc. (a)	5,309	277
Pieris Pharmaceuticals, Inc. (a)	8,002	21
Pliant Therapeutics, Inc. (a)	2,824	111
Plus Therapeutics, Inc. (a)	1,460	4
PLx Pharma, Inc. (a)	3,363	30
PMV Pharmaceuticals, Inc. (a)(b)	3,267	107
PolarityTE, Inc. (a)	8,784	10
Poseida Therapeutics, Inc. (a)(b)	4,821	46
PPD, Inc. (a)	19,351	732
PRA Health Sciences, Inc. (a)	7,865	1,206
Praxis Precision Medicines, Inc. (a)	2,915	95
Precigen, Inc. (a)(b)	15,459	107
Precipio, Inc. (a)	2,771	6
Precision BioSciences, Inc. (a)	6,651	69
Predictive Oncology, Inc. (a)(b)	7,690	9
Prelude Therapeutics, Inc. (a)	3,443	149
Premier, Inc. Class A	6,951	235
Pressure BioSciences, Inc. (a)	631	1
Prestige Consumer Healthcare, Inc. (a)	6,805	300
Pro-Dex, Inc. (a)	464	13
Progenity, Inc. (a)(b)	2,737	13

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Progyny, Inc. (a)	9,059	$403
ProPhase Labs, Inc. (a)	2,068	15
Protagonist Therapeutics, Inc. (a)	5,480	142
Protalix BioTherapeutics, Inc. (a)	5,606	25
Protara Therapeutics, Inc. (a)	1,403	22
Provention Bio, Inc. (a)	9,061	95
Psychemedics Corp. (a)	745	5
PTC Therapeutics, Inc. (a)	9,368	444
Pulmatrix, Inc. (a)	8,568	11
Pulmonx Corp. (a)	4,805	220
Pulse Biosciences, Inc. (a)(b)	2,286	54
Puma Biotechnology, Inc. (a)	5,429	53
Qualigen Therapeutics, Inc. (a)	4,035	11
Quanterix Corp. (a)	5,358	313
Quidel Corp. (a)	4,607	589
R1 RCM, Inc. (a)	18,238	450
RA Medical Systems, Inc. (a)	508	2
RadNet, Inc. (a)	6,544	142
RAPT Therapeutics, Inc. (a)	1,795	40
Reata Pharmaceuticals, Inc. Class A (a)	3,000	299
Recro Pharma, Inc. (a)	4,635	13
RegeneRx Biopharmaceuticals, Inc. (a)	12,801	3
REGENXBIO, Inc. (a)	5,246	179
Regulus Therapeutics, Inc. (a)	9,188	14
Relay Therapeutics, Inc. (a)	7,164	248
Relmada Therapeutics, Inc. (a)	2,322	82
Repligen Corp. (a)	7,652	1,488
Replimune Group, Inc. (a)	4,532	138
ReShape Lifesciences, Inc. (a)	908	4
Retractable Technologies, Inc. (a)(b)	3,019	39
Revance Therapeutics, Inc. (a)	10,202	285
REVOLUTION Medicines, Inc. (a)	8,102	372
Rhythm Pharmaceuticals, Inc. (a)	6,684	142
Rigel Pharmaceuticals, Inc. (a)	21,825	75
Rocket Pharmaceuticals, Inc. (a)	8,933	396
Rockwell Medical, Inc. (a)	13,223	15
Royalty Pharma PLC Class A (b)	12,823	559
Rubius Therapeutics, Inc. (a)	3,561	94
Sage Therapeutics, Inc. (a)	7,209	540
Salarius Pharmaceuticals, Inc. (a)	6,555	10
Sana Biotechnology, Inc. (a)	3,862	129
Sangamo Therapeutics, Inc. (a)	17,921	225
Sarepta Therapeutics, Inc. (a)(b)	10,064	750
Satsuma Pharmaceuticals, Inc. (a)	3,533	21
Savara, Inc. (a)	14,126	29
Scholar Rock Holding Corp. (a)	2,076	105
Schrodinger, Inc. (a)	1,820	139
Scopus Biopharma, Inc. (a)	2,155	18
scPharmaceuticals, Inc. (a)	3,462	23
SCYNEXIS, Inc. (a)	2,720	22
Seagen, Inc. (a)	26,490	3,677
Seaspine Holdings Corp. (a)	2,723	47
Second Sight Medical Products, Inc. (a)	2,150	18
Seelos Therapeutics, Inc. (a)	10,770	54
Seer, Inc. (a)(b)	1,484	74
Select Medical Holdings Corp. (a)	12,706	433
Selecta Biosciences, Inc. (a)	13,163	60
Sellas Life Sciences Group, Inc. (a)	2,230	19
Seneca BioPharma, Inc. (a)	2,782	5
Senestech, Inc. (a)	1,862	3
Sensei Biotherapeutics, Inc. (a)	1,147	17

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Senseonics Holdings, Inc. (a)(b)	42,352	$112
Sensus Healthcare, Inc. (a)	1,982	8
Seres Therapeutics, Inc. (a)	6,396	132
Sesen Bio, Inc. (a)	24,158	63
Shattuck Labs, Inc. (a)	2,507	73
Shockwave Medical, Inc. (a)	4,076	531
SI-BONE, Inc. (a)	4,521	144
Sientra, Inc. (a)(b)	8,621	63
Sierra Oncology, Inc. (a)	987	17
SIGA Technologies, Inc. (a)	7,107	46
Sigilon Therapeutics, Inc. (a)	2,055	46
Signify Health, Inc. Class A (a)	3,940	115
Silk Road Medical, Inc. (a)	4,913	249
Silverback Therapeutics, Inc. (a)(b)	4,115	180
Simulations Plus, Inc.	2,173	137
SiNtx Technologies, Inc. (a)	3,930	7
SmileDirectClub, Inc. (a)(b)	9,408	97
Soleno Therapeutics, Inc. (a)	9,455	12
Solid Biosciences, Inc. (a)	9,723	54
Soliton, Inc. (a)	1,963	34
Sonoma Pharmaceuticals, Inc. (a)	321	2
Sotera Health Co. (a)	13,044	326
Spectrum Pharmaceuticals, Inc. (a)	19,677	64
Spero Therapeutics, Inc. (a)	3,888	57
SpringWorks Therapeutics, Inc. (a)	4,770	351
Spruce Biosciences, Inc. (a)	1,434	24
SQZ Biotechnologies Co. (a)	2,751	38
STAAR Surgical Co. (a)	6,657	702
Star Equity Holdings, Inc. (a)	758	2
Stereotaxis, Inc. (a)	11,014	74
Stoke Therapeutics, Inc. (a)	2,557	99
Strata Skin Sciences, Inc. (a)	3,511	6
Streamline Health Solutions, Inc. (a)	6,440	13
Strongbridge BioPharma PLC (a)	8,665	24
SunLink Health Systems, Inc. (a)	673	2
Supernus Pharmaceuticals, Inc. (a)	7,301	191
Surface Oncology, Inc. (a)	4,494	35
Surgalign Holdings, Inc. (a)	14,378	31
Surgery Partners, Inc. (a)	5,085	225
Surmodics, Inc. (a)	1,900	107
Sutro Biopharma, Inc. (a)	6,207	141
Syndax Pharmaceuticals, Inc. (a)	6,620	148
Syneos Health, Inc. (a)	12,698	963
Synlogic, Inc. (a)	4,509	16
Synthetic Biologics, Inc. (a)(b)	20,854	14
Syros Pharmaceuticals, Inc. (a)	6,503	49
T2 Biosystems, Inc. (a)	23,076	37
Tabula Rasa Healthcare, Inc. (a)(b)	3,087	142
Tactile Systems Technology, Inc. (a)	1,838	100
Talis Biomedical Corp. (a)	2,239	29
Tandem Diabetes Care, Inc. (a)	8,835	780
Tarsus Pharmaceuticals, Inc. (a)	1,319	43
Taysha Gene Therapies, Inc. (a)(b)	2,515	51
TCR2 Therapeutics, Inc. (a)	3,705	82
Tela Bio, Inc. (a)	1,688	25
Teladoc Health, Inc. (a)	22,323	4,056
Teligent, Inc. (a)	8,335	5
Tenet Healthcare Corp. (a)	15,528	807
Terns Pharmaceuticals, Inc. (a)	1,201	26
TFF Pharmaceuticals, Inc. (a)	3,287	45
The Ensign Group, Inc.	7,731	725

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Joint Corp. (a)	2,022	$98
The Pennant Group, Inc. (a)	3,031	139
TherapeuticsMD, Inc. (a)(b)	56,696	76
Thermogenesis Holdings, Inc. (a)(b)	1,448	4
Tilray, Inc. Class 2 (a)(b)	7,813	178
Timber Pharmaceuticals, Inc. (a)	5,087	10
Tivity Health, Inc. (a)	5,270	118
Tonix Pharmaceuticals Holding Corp. (a)(b)	52,625	67
Tracon Pharmaceuticals, Inc. (a)	2,439	20
Translate Bio, Inc. (a)	9,649	159
TransMedics Group, Inc. (a)	3,750	156
Travere Therapeutics, Inc. (a)	8,608	215
Trevena, Inc. (a)(b)	25,002	45
Trevi Therapeutics, Inc. (a)	836	2
Tricida, Inc. (a)	6,041	32
Turning Point Therapeutics, Inc. (a)	6,105	577
Twist Bioscience Corp. (a)	6,007	744
Tyme Technologies, Inc. (a)	18,551	33
U.S. Physical Therapy, Inc.	1,295	135
Ultragenyx Pharmaceutical, Inc. (a)	6,417	731
United Therapeutics Corp. (a)	6,584	1,101
UNITY Biotechnology, Inc. (a)(b)	5,586	34
UroGen Pharma Ltd. (a)	2,441	48
Utah Medical Products, Inc.	396	34
Vaccinex, Inc. (a)	3,346	10
Vallon Pharmaceuticals, Inc. (a)	360	2
Vanda Pharmaceuticals, Inc. (a)	6,955	104
Vapotherm, Inc. (a)	3,438	83
Varex Imaging Corp. (a)	4,649	95
Vaxart, Inc. (a)(b)	18,554	112
Vaxcyte, Inc. (a)(b)	4,718	93
Veeva Systems, Inc. Class A (a)	15,995	4,178
Venus Concept, Inc. (a)	4,263	10
Veracyte, Inc. (a)	7,511	404
Verastem, Inc. (a)	25,652	63
Vericel Corp. (a)	5,898	328
Verrica Pharmaceuticals, Inc. (a)	1,848	28
Viemed Healthcare, Inc. (a)	5,977	60
Viking Therapeutics, Inc. (a)(b)	10,230	65
Vir Biotechnology, Inc. (a)	8,515	437
Viracta Therapeutics, Inc. (a)	842	8
Viridian Therapeutics Incâ (a)	998	17
Virios Therapeutics, Inc. (a)	610	3
Virpax Pharmaceuticals, Inc. (a)	288	1
Viveve Medical, Inc. (a)(b)	1,596	5
Vivos Therapeutics, Inc. (a)	1,973	13
Vocera Communications, Inc. (a)	3,361	129
Vor BioPharma, Inc. (a)(b)	1,613	70
Voyager Therapeutics, Inc. (a)	3,591	17
vTv Therapeutics, Inc. Class A (a)	1,310	4
Vyant Bio, Inc. (a)	1,493	7
Vyne Therapeutics, Inc. (a)	6,670	46
X4 Pharmaceuticals, Inc. (a)	2,223	19
XBiotech, Inc. (a)	3,088	53
Xencor, Inc. (a)	4,895	211
Xeris Pharmaceuticals, Inc. (a)(b)	10,236	46
XOMA Corp. (a)(b)	1,719	70
Xtant Medical Holdings, Inc. (a)	12,513	30
Yield10 Bioscience, Inc. (a)	561	7
Y-mAbs Therapeutics, Inc. (a)	4,944	150
Yumanity Therapeutics, Inc.	1,126	20

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zentalis Pharmaceuticals, Inc. (a)	3,892	$169
ZIOPHARM Oncology, Inc. (a)(b)(c)	27,552	99
Zogenix, Inc. (a)	7,878	154
Zomedica Corp. (a)(b)	147,748	233
Zosano Pharma Corp. (a)	16,416	20
Zynerba Pharmaceuticals, Inc. (a)(b)	6,233	29
		158,189
Industrials (14.0%):
AAON, Inc.	5,182	363
AAR Corp. (a)	4,931	205
ABM Industries, Inc.	9,372	478
Acacia Research Corp. (a)	7,606	51
ACCO Brands Corp.	14,356	121
Acme United Corp.	429	17
Acuity Brands, Inc.	4,917	811
ADT, Inc.	17,333	146
Advanced Drainage Systems, Inc.	9,323	964
AECOM (a)	16,557	1,061
Aegion Corp. (a)	3,332	96
AeroCentury Corp. (a)(j)	198	1
Aerojet Rocketdyne Holdings, Inc.	10,200	479
AeroVironment, Inc. (a)	2,898	336
AGCO Corp.	9,532	1,369
Agrify Corp. (a)	1,341	17
AIkido Pharma, Inc.	12,492	14
Air Industries Group (a)	3,299	5
Air Lease Corp.	16,466	807
Air T, Inc. (a)	253	6
Air Transport Services Group, Inc. (a)	7,838	229
Alamo Group, Inc.	1,488	232
Albany International Corp.	3,568	298
Allegiant Travel Co. (a)	1,974	482
Allied Motion Technologies, Inc.	1,427	73
Allison Transmission Holdings, Inc.	14,732	602
Alta Equipment Group, Inc. (a)	2,487	32
Altra Industrial Motion Corp.	9,266	513
AMERCO, Inc.	1,465	898
Ameresco, Inc. Class A (a)	3,371	164
American Superconductor Corp. (a)	3,899	74
American Woodmark Corp. (a)	2,210	218
AMREP Corp. (a)	309	3
Apogee Enterprises, Inc.	3,296	135
Applied Energetics, Inc. (a)	24,760	20
Applied Industrial Technologies, Inc.	4,975	454
Applied UV, Inc. (a)(b)	477	5
Aqua Metals, Inc. (a)	10,035	41
ARC Document Solutions, Inc.	5,909	12
ArcBest Corp.	3,507	247
Arcosa, Inc.	6,731	438
Argan, Inc.	2,371	126
Armstrong Flooring, Inc. (a)	3,097	15
Armstrong World Industries, Inc.	5,280	476
Array Technologies, Inc. (a)	11,124	332
Art's-Way Manufacturing Co., Inc. (a)	389	1
ASGN, Inc. (a)	6,975	666
Astec Industries, Inc.	3,160	238
Astronics Corp. (a)(c)	3,212	58
Astrotech Corp. (a)	3,411	7
Atkore, Inc. (a)	6,590	474
Atlas Air Worldwide Holdings, Inc. (a)	4,070	246

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ault Global Holdings, Inc. (a)	4,284	$14
Avalon Holdings Corp. Class A (a)	309	1
Avis Budget Group, Inc. (a)(c)	9,529	691
Axon Enterprise, Inc. (a)	8,703	1,240
AZZ, Inc.	3,091	156
Babcock & Wilcox Enterprises, Inc. (a)	9,130	86
Barnes Group, Inc.	5,596	277
Barrett Business Services, Inc.	1,056	73
Beacon Roofing Supply, Inc. (a)	7,555	395
BioHiTech Global, Inc. (a)(b)	3,377	5
Bloom Energy Corp. Class A (a)	2,791	75
BlueLinx Holdings, Inc. (a)	1,446	57
Brady Corp. Class A	5,579	298
Brightview Holdings, Inc. (a)	7,004	118
Broadwind Energy, Inc. (a)	2,064	14
Builders FirstSource, Inc. (a)	30,850	1,431
BWX Technologies, Inc.	12,192	804
CAI International, Inc.	2,275	104
Capstone Turbine Corp. (a)	2,057	19
Carlisle Cos., Inc.	6,840	1,126
Casella Waste Systems, Inc. (a)	6,308	401
CBIZ, Inc. (a)	8,169	267
CECO Environmental Corp. (a)	4,365	35
Charah Solutions, Inc. (a)	2,339	11
Chart Industries, Inc. (a)	4,660	663
Chicago Rivet & Machine Co.	129	3
CIRCOR International, Inc. (a)	2,777	97
Civeo Corp. (a)	1,764	27
Clean Harbors, Inc. (a)	7,656	644
Colfax Corp. (a)	13,771	603
Columbus McKinnon Corp.	3,427	181
Comfort Systems USA, Inc.	5,056	378
Commercial Vehicle Group, Inc. (a)	4,952	48
Construction Partners, Inc. Class A (a)	1,851	55
Cornerstone Building Brands, Inc. (a)	8,138	114
CoStar Group, Inc. (a)(c)	5,699	4,684
Covanta Holding Corp.	19,084	265
Covenant Logistics Group, Inc. Class A (a)	1,883	39
CPI Aerostructures, Inc. (a)	1,844	8
CRA International, Inc.	994	74
Crane Co.	7,560	710
CSW Industrials, Inc.	2,389	323
Cubic Corp.	3,817	285
Curtiss-Wright Corp.	6,052	718
Daseke, Inc. (a)	7,395	63
Deluxe Corp.	5,463	229
DLH Holdings Corp. (a)	1,935	19
DMC Global, Inc. (a)	1,725	94
Document Security Systems, Inc. (a)	3,818	14
Donaldson Co., Inc.	17,212	1,001
Douglas Dynamics, Inc.	2,674	123
Driven Brands Holdings, Inc. (a)	5,168	131
Ducommun, Inc. (a)	1,796	108
Dun & Bradstreet Holdings, Inc. (a)	25,801	614
DXP Enterprise, Inc. (a)	2,283	69
Dycom Industries, Inc. (a)	3,979	369
Eagle Bulk Shipping, Inc. (a)	1,314	47
Echo Global Logistics, Inc. (a)	3,631	114
EMCOR Group, Inc.	7,389	829
Encore Wire Corp.	2,883	194
Energous Corp. (a)	9,149	37

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy Focus, Inc. (a)	523	$2
Energy Recovery, Inc. (a)	7,292	134
Enerpac Tool Group Corp.	6,323	165
EnerSys	6,242	567
Ennis, Inc. (c)	3,897	83
EnPro Industries, Inc.	2,874	245
ESCO Technologies, Inc.	3,130	341
Espey Manufacturing & Electronics Corp.	277	4
EVI Industries, Inc. (a)	677	19
Evoqua Water Technologies Corp. (a)	17,479	460
Exponent, Inc.	7,238	705
Federal Signal Corp.	8,458	324
Flowserve Corp.	15,371	597
Fluor Corp. (a)	20,794	480
Forrester Research, Inc. (a)	1,541	65
Forward Air Corp.	3,846	342
Franklin Covey Co. (a)	2,121	60
Franklin Electric Co., Inc.	4,957	391
FreightCar America, Inc. (a)	2,221	15
FTI Consulting, Inc. (a)	4,339	608
Fuel Tech, Inc. (a)	3,727	12
FuelCell Energy, Inc. (a)	49,237	710
Gates Industrial Corp. PLC (a)	7,088	113
GATX Corp.	4,106	381
GEE Group, Inc. (a)	2,066	3
Gencor Industries, Inc. (a)	1,495	20
Gibraltar Industries, Inc. (a)	4,022	368
Giga-tronics, Inc. (a)	317	1
GMS, Inc. (a)	5,985	250
Graco, Inc.	25,225	1,807
GrafTech International Ltd.	27,302	334
Graham Corp.	1,509	21
Granite Construction, Inc.	4,824	194
Great Lakes Dredge & Dock Corp. (a)	9,945	145
Griffon Corp.	6,700	182
H&E Equipment Services, Inc.	5,046	192
Harsco Corp. (a)	11,027	189
Hawaiian Holdings, Inc. (a)	6,765	180
HC2 Holdings, Inc. (a)	7,703	30
Healthcare Services Group	10,075	282
Heartland Express, Inc.	5,847	114
HEICO Corp. Class A	10,548	1,198
Heidrick & Struggles International, Inc.	2,485	89
Helios Technologies, Inc.	3,975	290
Herc Holdings, Inc. (a)	4,490	455
Heritage-Crystal Clean, Inc. (a)	2,590	70
Herman Miller, Inc.	8,528	351
Hexcel Corp. (a)	11,680	654
Hillenbrand, Inc.	9,511	454
HNI Corp.	5,369	212
Houston Wire & Cable Co. (a)	2,419	13
Hub Group, Inc. Class A (a)	4,252	286
Hubbell, Inc.	8,116	1,517
Hudson Global, Inc. (a)	345	6
Hudson Technologies, Inc. (a)	6,402	10
Hurco Cos., Inc.	1,016	36
Huron Consulting Group, Inc. (a)	3,144	158
Hydrofarm Holdings Group, Inc. (a)	1,982	120
Hyster-Yale Materials Handling, Inc.	1,411	123
IAA, Inc. (a)	20,111	1,110
IBEX Ltd. (a)	1,135	25

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ICF International, Inc.	2,883	$252
Ideal Power, Inc. (a)	820	11
IES Holdings, Inc. (a)	3,374	170
Infrastructure And Energy Alternatives, Inc. Class A (a)	3,349	55
Innovative Solutions & Support, Inc.	1,793	11
Insperity, Inc.	5,215	437
Insteel Industries, Inc.	2,448	75
Interface, Inc.	7,430	93
ITT, Inc.	10,540	958
JanOne, Inc. (a)	269	2
JELD-WEN Holding, Inc. (a)	9,829	272
JetBlue Airways Corp. (a)	39,021	794
Jewett-Cameron Trading Co. Ltd. (a)	317	3
John Bean Technologies Corp.	3,763	502
Kadant, Inc.	1,763	326
Kaman Corp.	3,830	196
KAR Auction Services, Inc. (a)	18,965	284
Kelly Services, Inc. Class A (a)	4,406	98
Kennametal, Inc.	11,128	445
Kforce, Inc.	3,122	167
Kimball International, Inc. Class B	5,333	75
Kirby Corp. (a)	7,614	460
Knight-Swift Transportation Holdings, Inc.	23,414	1,127
Knoll, Inc.	6,026	99
Korn Ferry	7,545	471
Kratos Defense & Security Solutions, Inc. (a)	17,652	482
Landstar System, Inc.	5,239	865
Lawson Products, Inc. (a)	765	40
LB Foster Co. Class A (a)	1,640	29
Lennox International, Inc.	5,150	1,604
Limbach Holdings, Inc. (a)	1,406	15
Lincoln Electric Holdings, Inc.	8,336	1,025
Lindsay Corp.	1,412	235
LSI Industries, Inc.	3,135	27
Lydall, Inc. (a)	2,495	84
Lyft, Inc. Class A (a)	5,878	371
Manitex International, Inc. (a)	2,379	19
ManpowerGroup, Inc.	7,505	742
Marten Transport Ltd.	8,331	141
MasTec, Inc. (a)	7,596	712
Mastech Digital, Inc. (a)	721	13
Matson, Inc.	4,940	329
Matthews International Corp. Class A	4,374	173
Maxar Technologies, Inc.	10,942	414
McGrath RentCorp	3,371	272
Mercury Systems, Inc. (a)	8,300	586
Meritor, Inc. (a)	9,192	270
Mesa Air Group, Inc. (a)	3,812	51
Miller Industries, Inc.	1,613	75
Mistras Group, Inc. (a)	3,366	38
Montrose Environmental Group, Inc. (a)	3,440	173
Moog, Inc. Class A	3,761	313
MRC Global, Inc. (a)	10,937	99
MSA Safety, Inc.	4,827	724
MSC Industrial Direct Co., Inc.	5,259	474
Mueller Industries, Inc.	7,980	330
Mueller Water Products, Inc. Class A	20,577	286
MYR Group, Inc. (a)	1,936	139
National Presto Industries, Inc.	719	73
Navistar International Corp. (a)	13,434	591
Nl Industries, Inc.	1,348	10

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
NN, Inc. (a)(b)	4,998	$35
Nordson Corp.	7,741	1,538
Northwest Pipe Co. (a)	1,483	50
NOW, Inc. (a)	15,363	155
nVent Electric PLC	25,411	709
Ocean Power Technologies, Inc. (a)	8,283	27
Odyssey Marine Exploration, Inc. (a)	1,567	10
Omega Flex, Inc.	344	54
Orion Energy Systems, Inc. (a)	4,596	32
Orion Group Holdings, Inc. (a)	4,553	28
Oshkosh Corp.	9,548	1,133
Owens Corning, Inc.	15,513	1,429
PAE, Inc. (a)	10,318	93
PAM Transportation Services, Inc. (a)	298	18
Park Aerospace Corp.	2,682	35
Park-Ohio Holdings Corp.	1,349	42
Parsons Corp. (a)	16,298	659
Patrick Industries, Inc.	3,328	283
Patriot Transportation Holding, Inc.	291	3
Performant Financial Corp. (a)	6,130	13
Perma-Fix Environmental Services (a)	1,619	12
Perma-Pipe International Holdings, Inc. (a)	1,247	8
PGT Innovations, Inc. (a)	7,143	180
Pitney Bowes, Inc.	22,802	188
Plug Power, Inc. (a)	75,927	2,721
Polar Power, Inc. (a)	1,163	16
Powell Industries, Inc.	1,271	43
Preformed Line Products Co.	449	31
Primoris Services Corp.	7,677	254
Proto Labs, Inc. (a)	2,331	284
Quad/Graphics, Inc. (a)	4,665	16
Quanex Building Products Corp.	4,645	122
Quest Resource Holding Corp. (a)	2,031	8
R.R. Donnelley & Sons Co. (a)	10,905	44
Raven Industries, Inc.	5,010	192
RBC Bearings, Inc. (a)	3,472	683
RCM Technologies, Inc. (a)	1,612	6
Red Violet, Inc. (a)	1,026	19
Regal Beloit Corp.	5,477	781
Rekor Systems, Inc. (a)	5,567	111
Resideo Technologies, Inc. (a)	20,000	565
Resources Connection, Inc.	4,489	61
REV Group, Inc.	4,873	93
Rexnord Corp.	17,292	814
Rush Enterprises, Inc. Class A	5,816	290
Ryder System, Inc.	7,503	568
Saia, Inc. (a)	3,679	848
Schneider National, Inc. Class B	6,339	158
SG Blocks, Inc. (a)	1,201	6
Shiftpixy, Inc. (a)	1,324	3
Shoals Technologies Group, Inc. Class A (a)	12,450	433
SIFCO Industries, Inc. (a)	436	5
Simpson Manufacturing Co., Inc.	5,843	606
Sino-Global Shipping America Ltd. (a)	2,182	14
SiteOne Landscape Supply, Inc. (a)	4,900	837
SkyWest, Inc. (a)	7,034	383
SP Plus Corp. (a)	3,493	115
Spirit AeroSystems Holdings, Inc. Class A	16,290	793
Spirit Airlines, Inc. (a)	14,933	551
SPX Corp. (a)	5,711	333
SPX Flow, Inc.	5,067	321

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Standex International Corp.	1,606	$153
Steelcase, Inc. Class A	11,948	172
Stericycle, Inc. (a)	11,907	805
Sterling Construction Co., Inc. (a)	4,308	100
Sunrun, Inc. (a)	25,663	1,552
Sunworks, Inc. (a)	4,350	64
Systemax, Inc.	2,614	107
Taylor Devices, Inc. (a)	448	5
Team, Inc. (a)	3,135	36
Tennant Co.	2,316	185
Terex Corp.	9,471	436
Tetra Tech, Inc.	7,929	1,077
Textainer Group Holdings Ltd. (a)	7,794	223
The AZEK Co., Inc. (a)	5,279	222
The Brink's Co.	7,240	574
The Eastern Co.	963	26
The Exone Co. (a)	2,223	70
The Gorman-Rupp Co.	3,732	124
The Greenbrier Cos., Inc.	4,213	199
The LS Starrett Co. Class A (a)	820	5
The Manitowoc Co., Inc. (a)	4,888	101
The Middleby Corp. (a)	6,960	1,154
The Shyft Group, Inc.	5,083	189
The Timken Co.	10,701	869
The Toro Co.	16,086	1,659
Thermon Group Holdings, Inc. (a)	3,937	77
Titan International, Inc. (a)	9,186	85
Titan Machinery, Inc. (a)	2,785	71
TPI Composites, Inc. (a)	5,640	318
TransUnion	26,953	2,426
Trex Co., Inc. (a)	17,120	1,566
TriMas Corp. (a)	5,542	168
TriNet Group, Inc. (a)	6,647	518
Trinity Industries, Inc.	14,964	426
Triumph Group, Inc. (a)	6,519	120
TrueBlue, Inc. (a)	4,958	109
Tutor Perini Corp. (a)	5,956	113
Twin Disc, Inc. (a)	1,662	16
U.S. Ecology, Inc. (a)	4,401	183
Uber Technologies, Inc. (a)	265,626	14,480
UFP Industries, Inc.	8,552	649
Ultralife Corp. (a)	2,463	20
UniFirst Corp.	1,838	411
Univar Solutions, Inc. (a)	23,108	498
Universal Logistics Holdings, Inc.	1,222	32
Upwork, Inc. (a)	19,279	863
USA Truck, Inc. (a)	1,208	23
Valmont Industries, Inc.	3,205	762
Vectrus, Inc. (a)	1,605	86
Veritiv Corp. (a)	2,076	88
Viad Corp. (a)	2,859	119
Vicor Corp. (a)	2,680	228
Vidler Water Resources, Inc. (a)	2,828	25
Virco Manufacturing Corp. (a)	2,147	7
VirTra, Inc. (a)	1,262	8
VSE Corp.	1,482	59
Wabash National Corp.	7,104	134
Watsco, Inc.	4,140	1,079
Watts Water Technologies, Inc. Class A	3,058	363
Welbilt, Inc. (a)	20,018	325
Werner Enterprises, Inc.	7,955	375

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
WESCO International, Inc. (a)	6,764	$585
Wilhelmina International, Inc. (a)	536	3
Willdan Group, Inc. (a)	1,550	64
Williams Industrial Services Group, Inc. (a)	3,334	12
Willis Lease Finance Corp. (a)	369	16
WillScot Mobile Mini Holdings Corp. (a)	20,839	578
Woodward, Inc.	8,396	1,013
XPO Logistics, Inc. (a)	12,287	1,515
Yellow Corp. (a)	6,652	58
		134,990
Information Technology (19.5%):
2U, Inc. (a)(b)	9,857	377
3D Systems Corp. (a)	15,933	437
8x8, Inc. (a)	12,748	414
908 Devices, Inc. (a)	2,843	138
A10 Networks, Inc. (a)	10,171	98
ACI Worldwide, Inc. (a)	15,416	587
ACM Research, Inc. Class A (a)	365	29
ADDvantage Technologies Group, Inc. (a)	1,325	3
ADTRAN, Inc.	6,675	111
Advanced Energy Industries, Inc.	5,351	584
Aehr Test Systems (a)	3,787	10
Affirm Holdings, Inc. (a)(b)	3,764	266
Agilysys, Inc. (a)	3,379	162
Airgain, Inc. (a)	1,581	34
Akoustis Technologies, Inc. (a)	7,290	97
Alarm.com Holdings, Inc. (a)	6,042	522
Allegro MicroSystems, Inc. (a)	7,675	195
Alliance Data Systems Corp.	7,508	842
Alpha & Omega Semiconductor Ltd. (a)	3,308	108
Altair Engineering, Inc. Class A (a)	2,182	137
Alteryx, Inc. Class A (a)	2,390	198
Ambarella, Inc. (a)	5,371	539
American Software, Inc. Class A	3,018	62
Amkor Technology, Inc.	19,767	469
Amtech Systems, Inc. (a)	1,792	21
Anaplan, Inc. (a)	21,890	1,179
Andrea Electronics Corp. (a)	10,180	1
Appfolio, Inc. Class A (a)	2,124	300
Appian Corp. (a)(b)	1,838	244
Applied DNA Sciences, Inc. (a)	1,068	8
Applied Optoelectronics, Inc. (a)	3,817	32
Arlo Technologies, Inc. (a)	10,463	66
Arrow Electronics, Inc. (a)	11,151	1,236
Asana, Inc. Class A (a)	4,913	140
Aspen Technology, Inc. (a)	9,915	1,431
AstroNova, Inc. (a)	1,037	14
Asure Software, Inc. (a)	2,925	22
Atomera, Inc. (a)(b)	3,454	85
Auddia, Inc. (a)	639	2
Avalara, Inc. (a)	12,630	1,685
Avaya Holdings Corp. (a)	12,808	359
Aviat Networks, Inc. (a)	642	46
Avid Technology, Inc. (a)	5,028	106
Avnet, Inc.	14,865	617
Aware, Inc. (a)	2,095	8
Axcelis Technologies, Inc. (a)	4,275	176
AXT, Inc. (a)	6,307	74
Badger Meter, Inc.	3,741	348
Bel Fuse, Inc. Class B	1,426	28

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Belden, Inc.	5,877	$261
Benchmark Electronics, Inc.	5,017	155
Benefitfocus, Inc. (a)	3,976	55
Bentley Systems, Inc. Class B (b)	1,775	83
BigCommerce Holdings, Inc. (a)	1,559	90
Bill.com Holdings, Inc. (a)	10,025	1,459
BK Technologies Corp.	1,606	7
Black Knight, Inc. (a)	18,085	1,338
Blackbaud, Inc. (a)	5,031	358
Blackline, Inc. (a)	7,417	804
BM Technologies, Inc. (a)	1,364	16
Booz Allen Hamilton Holding Corp.	17,451	1,405
Bottomline Technologies de, Inc. (a)	5,559	252
Box, Inc. Class A (a)	24,228	556
Boxlight Corp. Class A (a)	7,510	19
Bridgeline Digital, Inc. (a)	855	2
Brightcove, Inc. (a)	5,602	113
Brooks Automation, Inc.	10,367	846
BSQUARE Corp. (a)	2,021	7
C3.ai, Inc. Class A (a)(b)	2,460	162
CACI International, Inc. Class A (a)	3,566	880
CalAmp Corp. (a)	4,383	48
Calix, Inc. (a)	8,523	295
Cambium Networks Corp. (a)	1,566	73
Cardtronics PLC Class A (a)	5,944	231
Casa Systems, Inc. (a)	6,415	61
Cass Information Systems, Inc.	1,731	80
CCUR Holdings, Inc. (a)	862	2
CDK Global, Inc.	16,814	909
Cemtrex, Inc. (a)	2,685	5
Cerence, Inc. (a)(b)	5,698	510
Ceridian HCM Holding, Inc. (a)	12,162	1,025
CEVA, Inc. (a)	3,001	169
ChannelAdvisor Corp. (a)	4,436	104
Ciena Corp. (a)	23,191	1,270
Cirrus Logic, Inc. (a)	7,356	624
Clearfield, Inc. (a)	1,873	56
ClearOne, Inc. (a)	1,128	4
ClearSign Technologies Corp. (a)	3,661	21
Cloudera, Inc. (a)	46,747	569
Cloudflare, Inc. Class A (a)	6,021	423
CMC Materials, Inc.	4,217	746
Coda Octopus Group, Inc. (a)	716	6
Cognex Corp.	24,881	2,064
Coherent, Inc. (a)	3,654	924
Cohu, Inc. (a)	6,284	263
CommScope Holding Co., Inc. (a)	27,734	426
Communications Systems, Inc.	1,227	7
CommVault Systems, Inc. (a)	6,872	443
Computer Task Group, Inc. (a)	2,270	22
Comtech Telecommunications Corp.	3,598	89
Concentrix Corp. (a)	6,744	1,010
Conduent, Inc. (a)	32,744	218
CoreLogic, Inc.	10,934	867
Cornerstone OnDemand, Inc. (a)	9,201	401
Corsair Gaming, Inc. (a)	4,915	164
Coupa Software, Inc. (a)	10,903	2,775
CPI Card Group, Inc. (a)	766	11
Cree, Inc. (a)	12,984	1,404
Crowdstrike Holdings, Inc. Class A (a)	3,235	590
CSG Systems International, Inc.	4,508	202

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CSP, Inc. (a)	519	$5
CTS Corp.	3,889	121
CVD Equipment Corp. (a)	940	4
Cyberoptics Corp. (a)	1,108	29
Daktronics, Inc. (a)	5,625	35
Data I/O Corp. (a)	1,367	7
Datadog, Inc. Class A (a)	3,984	332
Datto Holding Corp. (a)	7,564	173
Dell Technologies, Inc. Class C (a)	34,109	3,008
Diebold Nixdorf, Inc. (a)	10,921	154
Digi International, Inc. (a)	3,993	76
Digimarc Corp. (a)(b)	1,971	58
Digital Ally, Inc. (a)	6,312	10
Diodes, Inc. (a)	4,964	396
DocuSign, Inc. (a)	28,790	5,828
Dolby Laboratories, Inc. Class A	8,915	880
Domo, Inc. Class B (a)	1,508	85
Dropbox, Inc. Class A (a)	6,064	162
DSP Group, Inc. (a)	3,297	47
Duck Creek Technologies, Inc. (a)(b)	11,237	507
Dynatrace, Inc. (a)	32,131	1,550
DZS, Inc. (a)	2,573	40
Eastman Kodak Co. (a)(b)	7,667	60
Ebix, Inc. (b)	3,518	113
EchoStar Corp. Class A (a)	7,307	175
eGain Corp. (a)	3,631	34
eMagin Corp. (a)	10,197	38
EMCORE Corp. (a)	5,563	30
Entegris, Inc.	19,072	2,131
Envestnet, Inc. (a)	8,177	591
EPAM Systems, Inc. (a)	8,660	3,436
ePlus, Inc. (a)	1,865	186
Euronet Worldwide, Inc. (a)	8,056	1,114
Everbridge, Inc. (a)	5,005	607
Everi Holdings, Inc. (a)	11,866	167
Everspin Technologies, Inc. (a)	2,541	15
Evo Payments, Inc. Class A (a)	2,418	67
Evolving Systems, Inc. (a)	1,347	4
Exela Technologies, Inc. (a)	5,652	12
ExlService Holdings, Inc. (a)	4,296	387
Extreme Networks, Inc. (a)	17,500	153
Fair Isaac Corp. (a)	4,322	2,101
FARO Technologies, Inc. (a)	2,517	218
Fastly, Inc. Class A (a)(b)	1,862	125
Fireeye, Inc. (a)	34,878	683
First Solar, Inc. (a)	14,631	1,277
Five9, Inc. (a)	9,314	1,456
FormFactor, Inc. (a)	10,861	490
Frequency Electronics, Inc. (a)	820	9
Genasys, Inc. (a)	5,083	34
Genpact Ltd.	24,453	1,047
GoDaddy, Inc. Class A (a)	10,224	794
GreenSky, Inc. Class A (a)	6,526	40
GSE Systems, Inc. (a)	2,915	5
GSI Technology, Inc. (a)	2,977	20
Guidewire Software, Inc. (a)	12,925	1,314
Harmonic, Inc. (a)	11,305	89
HubSpot, Inc. (a)	6,548	2,974
I3 Verticals, Inc. Class A (a)	1,044	32
Ichor Holdings Ltd. (a)	3,784	204
Identiv, Inc. (a)	2,576	30

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
IEC Electronics Corp. (a)	1,511	$18
II-VI, Inc. (a)	13,616	931
Image Sensing Systems, Inc. (a)	583	3
Immersion Corp. (a)	4,595	44
Impinj, Inc. (a)	2,814	160
Infinera Corp. (a)(b)	26,385	254
Information Services Group, Inc. (a)	5,773	25
Innodata, Inc. (a)	3,537	22
Inphi Corp. (a)	8,280	1,476
Inpixon (a)	14,540	17
Inseego Corp. (a)(b)	13,400	134
Insight Enterprises, Inc. (a)	4,049	386
Intellicheck, Inc. (a)	2,601	22
Intelligent Systems Corp. (a)	943	39
InterDigital, Inc.	4,508	286
inTEST Corp. (a)	1,454	17
Intevac, Inc. (a)	2,857	20
Inuvo, Inc. (a)	17,517	18
Issuer Direct Corp. (a)	404	9
Iteris, Inc. (a)	5,952	37
Itron, Inc. (a)	5,937	526
J2 Global, Inc. (a)	6,605	792
Jabil, Inc.	18,085	943
Jamf Holding Corp. (a)	7,040	249
JFrog Ltd. (a)(b)	6,862	304
KBR, Inc.	20,594	791
Key Tronic Corp. (a)	1,399	11
Kimball Electronics, Inc. (a)	3,799	98
Knowles Corp. (a)	11,922	249
Kopin Corp. (a)(b)	12,455	131
Kulicke & Soffa Industries, Inc.	9,077	446
KVH Industries, Inc. (a)	2,246	28
Lantronix, Inc. (a)	3,644	17
Lattice Semiconductor Corp. (a)	17,524	789
LightPath Technologies, Inc. Class A (a)	3,623	11
Limelight Networks, Inc. (a)(b)	18,753	67
Littelfuse, Inc.	3,389	896
LivePerson, Inc. (a)	7,715	407
LiveRamp Holdings, Inc. (a)	9,024	468
Lumentum Holdings, Inc. (a)	11,315	1,034
Luna Innovations, Inc. (a)	4,459	47
MACOM Technology Solutions Holdings, Inc. (a)	7,995	464
Manhattan Associates, Inc. (a)	7,982	937
ManTech International Corp. Class A	3,685	320
Marin Software, Inc. (a)	1,688	3
Marvell Technology Group Ltd.	80,570	3,946
MAXIMUS, Inc.	8,886	791
MaxLinear, Inc. (a)	9,202	314
McAfee Corp. Class A	6,279	143
Medallia, Inc. (a)	15,399	429
Mesa Laboratories, Inc.	592	144
Methode Electronics, Inc.	5,372	226
MicroStrategy, Inc. (a)(b)	1,184	804
MicroVision, Inc. (a)(b)	23,786	441
Mitek Systems, Inc. (a)	6,519	95
MKS Instruments, Inc.	7,626	1,414
Model N, Inc. (a)	4,442	156
MoneyGram International, Inc. (a)	10,725	70
MongoDB, Inc. (a)	294	79
MoSys, Inc. (a)	898	3
MTS Systems Corp. (a)	2,500	146

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Napco Security Technologies, Inc. (a)	2,383	$83
National Instruments Corp.	14,967	646
nCino, Inc. (a)	5,998	400
NCR Corp. (a)	19,657	746
NeoPhotonics Corp. (a)	7,755	93
Net Element, Inc. (a)	701	8
NETGEAR, Inc. (a)	4,226	174
Netlist, Inc. (a)	30,244	53
NetScout Systems, Inc. (a)	10,022	282
NetSol Technologies, Inc. (a)	1,716	7
New Relic, Inc. (a)	7,683	472
NIC, Inc.	9,388	319
nLight, Inc. (a)	5,980	194
Novanta, Inc. (a)	4,991	658
Nuance Communications, Inc. (a)	43,534	1,900
Nutanix, Inc. Class A (a)	14,271	379
NVE Corp.	565	40
NXT-ID, Inc. (a)	6,588	9
Okta, Inc. (a)	5,756	1,269
ON Semiconductor Corp. (a)	60,894	2,533
ON24, Inc. (a)	1,366	66
One Stop Systems, Inc. (a)(b)	2,124	13
OneSpan, Inc. (a)	4,920	121
Onto Innovation, Inc. (a)	6,823	448
Optical Cable Corp. (a)	943	3
Orbital Energy Group, Inc. (a)	7,141	44
OSI Systems, Inc. (a)	2,482	239
PagerDuty, Inc. (a)(b)	9,048	364
Palantir Technologies, Inc. Class A (a)(b)	41,448	965
Palo Alto Networks, Inc. (a)(c)	14,534	4,682
PAR Technology Corp. (a)(b)	2,810	184
ParkerVision, Inc. (a)	8,591	10
Paylocity Holding Corp. (a)	5,123	921
Paysign, Inc. (a)(b)	5,183	23
PC Connection, Inc.	1,276	59
PC-Telephone, Inc.	2,545	18
PDF Solutions, Inc. (a)	3,452	61
Pegasystems, Inc.	5,783	661
Perficient, Inc. (a)	4,615	271
Perspecta, Inc.	20,673	601
PFSweb, Inc. (a)	2,698	18
Photronics, Inc. (a)	8,758	113
Ping Identity Holding Corp. (a)	6,209	136
Pixelworks, Inc. (a)	7,550	25
Plantronics, Inc. (a)	4,424	172
Plexus Corp. (a)	3,699	340
Pluralsight, Inc. Class A (a)	3,861	86
Power Integrations, Inc.	8,391	684
Powerfleet, Inc. (a)	5,451	45
Progress Software Corp.	6,106	269
Proofpoint, Inc. (a)	8,112	1,020
PROS Holdings, Inc. (a)	4,454	189
PTC, Inc. (a)	15,752	2,168
Pure Storage, Inc. Class A (a)	13,740	296
Q2 Holdings, Inc. (a)	7,766	778
Qualtrics International, Inc. Class A (a)	8,178	269
Qualys, Inc. (a)	4,905	514
Quicklogic Corp. (a)	1,690	12
Qumu Corp. (a)	2,679	18
Rackspace Technology, Inc. (a)(b)	7,669	182
Rambus, Inc. (a)	15,430	300

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Rapid7, Inc. (a)	7,447	$556
RealNetworks, Inc. (a)	3,047	13
RealPage, Inc. (a)	15,586	1,359
Research Frontiers, Inc. (a)	4,513	13
Resonant, Inc. (a)	9,279	39
RF Industries Ltd. (a)	1,456	9
Ribbon Communications, Inc. (a)	19,391	159
Richardson Electronics Ltd.	1,545	10
Rimini Street, Inc. (a)	6,563	59
RingCentral, Inc. Class A (a)	11,216	3,340
Riot Blockchain, Inc. (a)(b)	9,764	520
Rogers Corp. (a)	2,613	492
Rubicon Technology, Inc. (a)	342	4
Sabre Corp. (a)(b)	47,424	702
Sailpoint Technologies Holdings, Inc. (a)	12,477	632
Sanmina Corp. (a)	9,072	375
ScanSource, Inc. (a)	3,184	95
Science Applications International Corp.	8,703	727
Seachange International, Inc. (a)	5,137	8
SecureWorks Corp. Class A (a)	12,292	164
Semtech Corp. (a)	7,921	547
ServiceSource International, Inc. (a)	9,639	14
SharpSpring, Inc. (a)	1,922	31
Shift4 Payments, Inc. Class A (a)	2,601	213
ShotSpotter, Inc. (a)	1,383	49
SigmaTron International, Inc. (a)	574	3
Silicon Laboratories, Inc. (a)	5,281	745
SiTime Corp. (a)	1,606	158
Slack Technologies, Inc. Class A (a)	43,998	1,788
SMART Global Holdings, Inc. (a)	2,251	104
Smartsheet, Inc. Class A (a)	2,185	140
Smith Micro Software, Inc. (a)	7,565	42
Snowflake, Inc. Class A (a)	4,599	1,054
Socket Mobile, Inc. (a)	946	8
SolarWinds Corp. (a)	14,740	257
Sonim Technologies, Inc. (a)	6,772	6
Splunk, Inc. (a)	22,070	2,990
Sprout Social, Inc. Class A (a)	1,388	80
SPS Commerce, Inc. (a)	4,625	459
Square, Inc. Class A (a)	36,930	8,386
SS&C Technologies Holdings, Inc.	36,843	2,574
StarTek, Inc. (a)	1,964	16
Steel Connect, Inc. (a)	6,631	13
Summit Wireless Technologies, Inc. (a)	1,585	5
Sumo Logic, Inc. (a)	11,969	226
SunPower Corp. (a)	13,577	454
Support.com, Inc. (a)	2,519	12
SVMK, Inc. (a)	16,405	301
Switch, Inc. Class A (b)	784	13
Sykes Enterprises, Inc. (a)	5,535	244
Synacor, Inc. (a)	4,980	11
Synaptics, Inc. (a)	4,256	576
Synchronoss Technologies, Inc. (a)	5,731	20
SYNNEX Corp.	4,778	549
Telos Corp. (a)	3,881	147
Tenable Holdings, Inc. (a)	11,322	410
Teradata Corp. (a)	16,292	628
TESSCO Technologies, Inc. (a)	1,004	7
The Hackett Group, Inc.	3,992	65
The Trade Desk, Inc. Class A (a)	4,619	3,010
TransAct Technologies, Inc. (a)	1,451	16

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
TTEC Holdings, Inc.	2,658	$267
TTM Technologies, Inc. (a)	11,969	174
Twilio, Inc. Class A (a)	11,633	3,965
Ubiquiti, Inc.	1,020	304
Ultra Clean Holdings, Inc. (a)	5,674	329
Unisys Corp. (a)	7,477	190
Unity Software, Inc. (a)	21,221	2,129
Universal Display Corp.	5,817	1,377
Universal Security Instruments, Inc. (a)	357	2
Upland Software, Inc. (a)	3,800	179
Varonis Systems, Inc. (a)	14,378	738
Veeco Instruments, Inc. (a)	6,301	131
Verint Systems, Inc. (a)	9,292	423
Veritone, Inc. (a)	4,195	101
Verra Mobility Corp. (a)	21,091	285
Vertex, Inc. Class A (a)	3,561	78
Viant Technology, Inc. Class A (a)	1,619	86
ViaSat, Inc. (a)(b)	9,238	444
Viavi Solutions, Inc. (a)	31,958	502
VirnetX Holding Corp. (b)	9,697	54
Vishay Intertechnology, Inc.	16,460	396
Vishay Precision Group, Inc. (a)	1,897	58
Vislink Technologies, Inc. (a)(b)	6,896	20
VMware, Inc. Class A (a)(b)	12,276	1,847
Vontier Corp. (a)	25,607	775
Wayside Technology Group, Inc.	581	15
WEX, Inc. (a)	6,174	1,292
WidePoint Corp. (a)	1,374	13
Wireless Telecom Group, Inc. (a)	3,172	5
Workday, Inc. Class A (a)	15,397	3,824
Workiva, Inc. (a)	4,110	363
Xerox Holdings Corp.	30,502	740
Xperi Holding Corp.	14,642	319
Yext, Inc. (a)	13,295	193
Zendesk, Inc. (a)	17,787	2,359
Zix Corp. (a)	8,719	66
Zoom Video Communications, Inc. Class A (a)	3,717	1,194
Zscaler, Inc. (a)	13,249	2,274
Zuora, Inc. Class A (a)	2,130	32
		192,385
Materials (4.1%):
Advanced Emissions Solutions, Inc. (a)	2,833	16
AdvanSix, Inc. (a)	3,689	99
Alcoa Corp. (a)	28,141	914
Allegheny Technologies, Inc. (a)	16,278	343
Alpha Metallurgical Resources (a)	2,796	35
American Vanguard Corp.	3,592	73
Ampco-Pittsburgh Corp. (a)	2,112	14
AptarGroup, Inc.	8,363	1,185
Arconic Corp. (a)	15,427	392
Ashland Global Holdings, Inc.	9,166	814
Avient Corp.	13,201	624
Axalta Coating Systems Ltd. (a)	34,211	1,011
Balchem Corp.	4,526	568
Berry Global Group, Inc. (a)	19,158	1,176
Boise Cascade Co.	5,032	301
Cabot Corp.	8,462	444
Carpenter Technology Corp.	6,242	257
Century Aluminum Co. (a)	7,169	127
Chase Corp.	1,136	132

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Clearwater Paper Corp. (a)	2,023	$76
Cleveland-Cliffs, Inc.	65,652	1,320
Coeur Mining, Inc. (a)	36,803	332
Commercial Metals Co.	16,191	499
Compass Minerals International, Inc.	4,968	312
Core Molding Technologies, Inc. (a)	1,228	14
Crown Holdings, Inc.	20,826	2,022
Eagle Materials, Inc.	5,860	787
Ferro Corp. (a)	11,511	194
Flotek Industries, Inc. (a)	10,688	18
Forterra, Inc. (a)	5,060	118
Friedman Industries, Inc.	1,122	9
Futurefuel Corp.	3,624	53
Gatos Silver, Inc. (a)(b)	5,566	55
GCP Applied Technologies, Inc. (a)	10,805	265
Glatfelter Corp.	6,199	106
Gold Resource Corp.	11,368	30
Golden Minerals Co. (a)(b)	20,316	13
Graphic Packaging Holding Co.	41,326	750
Greif, Inc. Class A	3,233	184
H.B. Fuller Co.	6,771	426
Hawkins, Inc.	2,586	87
Haynes International, Inc.	1,380	41
Hecla Mining Co.	80,863	460
Huntsman Corp.	32,315	932
Ingevity Corp. (a)	5,851	442
Innospec, Inc.	3,077	316
Intrepid Potash, Inc. (a)	1,438	47
Kaiser Aluminum Corp.	2,055	227
Koppers Holdings, Inc. (a)	2,948	102
Kraton Corp. (a)	4,455	163
Kronos Bio, Inc. (a)	6,714	197
Kronos Worldwide, Inc.	3,567	55
Livent Corp. (a)(b)	18,575	322
Louisiana-Pacific Corp.	15,400	855
LSB Industries, Inc. (a)	3,416	18
Marrone Bio Innovations, Inc. (a)	22,847	48
Materion Corp.	2,808	186
Mayville Engineering Co., Inc. (a)	1,760	25
Minerals Technologies, Inc.	4,509	340
Myers Industries, Inc.	4,540	90
Nanophase Technologies Corp. (a)	2,670	3
Neenah, Inc.	2,134	110
NewMarket Corp.	1,047	398
Northern Technologies International Corp.	1,287	20
O-I Glass, Inc. (a)	20,712	305
Olin Corp.	20,621	783
Olympic Steel, Inc.	1,367	40
Pactiv Evergreen, Inc.	5,469	75
Paramount Gold Nevada Corp. (a)	4,648	5
PQ Group Holdings, Inc.	6,645	111
Quaker Chemical Corp.	1,682	410
Ramaco Resources, Inc. (a)	1,732	7
Rare Element Resources Ltd. (a)	8,648	20
Rayonier Advanced Materials, Inc. (a)	8,132	74
Reliance Steel & Aluminum Co.	9,507	1,449
Royal Gold, Inc.	8,527	918
RPM International, Inc.	16,698	1,533
Ryerson Holding Corp. (a)	2,787	47
Schnitzer Steel Industries, Inc.	3,657	153
Schweitzer-Mauduit International, Inc.	3,930	192

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sensient Technologies Corp.	6,202	$484
Silgan Holdings, Inc.	12,692	533
Silver Bull Resources, Inc. (a)	4,787	4
Solitario Zinc Corp. (a)	8,821	7
Sonoco Products Co.	14,854	940
Southern Copper Corp.	13,816	938
Steel Dynamics, Inc.	31,539	1,602
Stepan Co.	2,848	362
Summit Materials, Inc. Class A (a)	15,480	433
SunCoke Energy, Inc.	11,435	80
Synalloy Corp. (a)	1,361	12
The Chemours Co.	20,931	584
The Scotts Miracle-Gro Co.	5,520	1,351
Timberline Resources Corp. (a)	10,208	2
TimkenSteel Corp. (a)	5,650	66
Trecora Resources (a)	3,629	28
Tredegar Corp.	3,810	57
Trinseo SA	4,058	258
U.S. Antimony Corp. (a)	15,694	19
U.S. Concrete, Inc. (a)	2,343	172
U.S. Gold Corp. (a)	1,048	11
UFP Technologies, Inc. (a)	974	49
United States Lime & Minerals, Inc.	303	41
United States Steel Corp.	38,805	1,016
Universal Stainless & Alloy Products, Inc. (a)	1,371	14
Valhi, Inc.	413	8
Valvoline, Inc.	23,580	615
Verso Corp. Class A	4,352	63
Vista Gold Corp. (a)	15,956	17
W.R. Grace & Co.	10,109	605
Warrior Met Coal, Inc.	7,257	124
Westlake Chemical Corp.	5,608	498
Worthington Industries, Inc.	5,004	336
		39,043
Real Estate (7.8%):
Acadia Realty Trust	14,018	266
Agree Realty Corp.	8,353	562
Alexander & Baldwin, Inc.	10,008	168
Alexander's, Inc.	440	122
Alpine Income Property Trust, Inc.	994	17
Alset Ehome International, Inc. (a)	348	4
American Assets Trust, Inc.	9,825	319
American Campus Communities, Inc.	22,362	965
American Finance Trust, Inc.	8,664	85
American Homes 4 Rent Class A	45,196	1,507
American Realty Investors, Inc. (a)	312	3
Americold Realty Trust	38,541	1,483
Apartment Income REIT Corp.	24,186	1,034
Apartment Investment and Mgmt Co.	24,186	149
Apple Hospitality REIT, Inc.	36,264	528
Armada Hoffler Properties, Inc.	8,092	101
Ashford Hospitality Trust, Inc. (a)	16,792	50
Bluerock Residential Growth REIT, Inc.	3,423	35
Braemar Hotels & Resorts, Inc. (a)	5,717	35
Brandywine Realty Trust	27,723	358
Brixmor Property Group, Inc.	48,214	975
Broadstone Net Lease, Inc.	5,506	101
BRT Apartments Corp.	2,149	36
Camden Property Trust	15,851	1,742
CareTrust REIT, Inc.	13,087	305

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CatchMark Timber Trust, Inc. Class A	6,893	$70
Cedar Realty Trust, Inc.	2,205	33
Centerspace	2,108	143
Chatham Lodging Trust (a)	7,638	101
CIM Commercial Trust Corp.	1,734	22
Clipper Realty, Inc.	2,348	19
Colony Capital, Inc. (a)	74,471	483
Columbia Property Trust, Inc.	18,663	319
Community Healthcare Trust, Inc.	3,355	155
Condor Hospitality Trust, Inc. (a)	664	2
CoreCivic, Inc. (a)	16,522	150
CorEnergy Infrastructure Trust, Inc.	2,085	15
Corepoint Lodging, Inc. (a)	8,126	73
CoreSite Realty Corp.	6,948	833
Corporate Office Properties Trust	18,226	480
Cousins Properties, Inc.	24,137	853
CTO Realty Growth, Inc.	754	39
CubeSmart	30,822	1,166
CyrusOne, Inc.	19,571	1,325
DiamondRock Hospitality Co. (a)	34,124	351
Diversified Healthcare Trust	38,711	185
Douglas Emmett, Inc.	28,507	895
Easterly Government Properties, Inc.	13,343	277
EastGroup Properties, Inc.	6,443	923
Empire State Realty Trust, Inc.	17,287	192
EPR Properties	10,204	475
Equity Commonwealth	19,763	549
Equity LifeStyle Properties, Inc.	29,618	1,885
Essential Properties Realty Trust, Inc.	17,373	397
eXp World Holdings, Inc. (a)	11,138	507
Farmland Partners, Inc. (b)	3,619	41
Fathom Holdings, Inc. (a)	827	30
First Industrial Realty Trust, Inc.	20,979	961
Forestar Group, Inc. (a)	2,734	64
Four Corners Property Trust, Inc.	9,149	251
Franklin Street Properties Corp.	16,565	90
FRP Holdings, Inc. Class A (a)	912	45
Gaming and Leisure Properties, Inc.	34,793	1,476
Getty Realty Corp.	5,687	161
Gladstone Commercial Corp.	5,399	106
Gladstone Land Corp.	3,693	68
Global Medical REIT, Inc.	9,113	119
Global Net Lease, Inc.	14,715	266
Healthcare Realty Trust, Inc.	22,703	688
Healthcare Trust of America, Inc. Class A	35,539	980
Hersha Hospitality Trust (a)	6,311	67
Highwoods Properties, Inc.	16,884	725
Hudson Pacific Properties, Inc.	23,298	632
Independence Realty Trust, Inc.	14,062	214
Indus Realty Trust, Inc.	699	42
Industrial Logistics Properties Trust	10,609	245
Innovative Industrial Properties, Inc. (b)	3,886	700
Invitation Homes, Inc.	92,154	2,949
iStar, Inc.	7,921	141
JBG SMITH Properties	18,387	585
Jones Lang LaSalle, Inc. (a)	6,809	1,218
Kennedy-Wilson Holdings, Inc.	20,859	422
Kilroy Realty Corp.	17,389	1,141
Kite Realty Group Trust	13,695	264
Lamar Advertising Co. Class A	9,673	908
Lexington Realty Trust	32,467	361

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Life Storage, Inc.	12,259	$1,054
LTC Properties, Inc.	5,355	223
Mack Cali Realty Corp.	13,709	212
Marcus & Millichap, Inc. (a)	3,969	134
Maui Land & Pineapple Co., Inc. (a)	1,195	14
Medalist Diversified REIT, Inc. (a)	850	2
Medical Properties Trust, Inc.	85,723	1,824
Monmouth Real Estate Investment Corp.	15,971	283
National Health Investors, Inc.	7,341	531
National Retail Properties, Inc.	24,204	1,067
National Storage Affiliates Trust	10,897	435
NETSTREIT Corp.	3,271	60
New Senior Investment Group, Inc.	11,730	73
New York City REIT, Inc. Class A	520	4
Newmark Group, Inc. Class A	24,429	244
NexPoint Residential Trust, Inc.	3,747	173
Office Properties Income Trust	7,850	216
Omega Healthcare Investors, Inc.	37,655	1,379
One Liberty Properties, Inc.	2,842	63
Outfront Media, Inc. (a)	21,919	478
Paramount Group, Inc.	28,102	285
Park Hotels & Resorts, Inc. (a)	33,027	713
Pebblebrook Hotel Trust	21,334	518
Pennsylvania Real Estate Invesment Trust (n)	11,113	21
Physicians Realty Trust	30,108	532
Piedmont Office Realty Trust, Inc. Class A	17,521	304
Plymouth Industrial REIT, Inc.	4,294	72
Postal Realty Trust, Inc. Class A	2,034	35
PotlatchDeltic Corp.	9,676	512
Power REIT (a)	550	25
Preferred Apartment Communities, Inc. Class A	7,635	75
Presidio Property Trust, Inc. Class A	1,417	5
PS Business Parks, Inc.	3,305	511
QTS Realty Trust, Inc. Class A	6,092	378
Rafael Holdings, Inc. Class B (a)	1,749	70
Rayonier, Inc.	14,331	462
RE/MAX Holdings, Inc.	1,962	77
Redfin Corp. (a)	16,768	1,117
Retail Opportunity Investments Corp.	19,191	305
Retail Properties of America, Inc.	34,867	365
Retail Value, Inc.	2,786	52
Rexford Industrial Realty, Inc.	20,072	1,012
RLJ Lodging Trust	26,802	415
RPT Realty	13,196	151
Ryman Hospitality Properties, Inc. (a)	8,933	692
Sabra Health Care REIT, Inc.	34,235	594
Safehold, Inc. (b)	2,336	164
Saul Centers, Inc.	2,138	86
Seritage Growth Properties Class A (a)	2,888	53
Service Properties Trust	26,778	318
SITE Centers Corp.	28,777	390
SL Green Realty Corp. (b)	10,649	745
Sotherly Hotels, Inc. (a)	2,221	8
Spirit Realty Capital, Inc.	16,978	722
STAG Industrial, Inc.	25,729	865
STORE Capital Corp.	32,909	1,102
Summit Hotel Properties, Inc. (a)	17,174	174
Sun Communities, Inc.	18,133	2,722
Sunstone Hotel Investors, Inc. (a)	35,027	436
Tanger Factory Outlet Centers, Inc.	15,202	230
Tejon Ranch Co. (a)	4,057	68

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Terreno Realty Corp.	10,595	$612
The GEO Group, Inc. (b)	19,708	153
The Howard Hughes Corp. (a)	7,878	749
The InterGroup Corp. (a)	144	5
The Macerich Co.	23,852	279
The RMR Group, Inc. Class A	1,173	48
The St. Joe Co.	3,729	160
UMH Properties, Inc.	5,962	114
Uniti Group, Inc.	32,919	363
Universal Health Realty Income Trust	2,103	143
Urban Edge Properties	19,012	314
Urstadt Biddle Properties, Inc. Class A	6,417	107
VEREIT, Inc.	35,341	1,365
VICI Properties, Inc.	87,248	2,464
W.P. Carey, Inc.	28,497	2,016
Washington Prime Group, Inc. (a)(b)	3,949	9
Washington Real Estate Investment Trust	13,737	304
Weingarten Realty Investors	20,754	558
Wheeler Real Estate Investment Trust, Inc. (a)	772	3
Whitestone REIT	5,923	57
Xenia Hotels & Resorts, Inc. (a)	15,528	303
		75,803
Utilities (2.1%):
ALLETE, Inc.	7,600	511
American States Water Co.	5,155	390
Artesian Resources Corp. Class A	1,366	54
Atlantic Power Corp. (a)	13,847	40
Avangrid, Inc.	9,047	451
Avista Corp.	8,552	408
Black Hills Corp.	8,978	600
Cadiz, Inc. (a)	3,465	33
California Water Service Group	7,035	396
Chesapeake Utilities Corp.	2,044	237
Essential Utilities, Inc.	33,489	1,499
Genie Energy Ltd. Class B	3,043	19
Global Water Resources, Inc.	1,798	29
Hawaiian Electric Industries, Inc.	16,319	725
IDACORP, Inc.	7,298	730
MDU Resources Group, Inc.	29,972	948
MGE Energy, Inc.	5,464	390
Middlesex Water Co.	2,356	186
National Fuel Gas Co.	12,886	644
New Jersey Resources Corp.	13,605	542
Northwest Natural Holding Co.	4,227	228
NorthWestern Corp.	7,154	466
OGE Energy Corp.	28,272	915
ONE Gas, Inc.	7,180	552
Ormat Technologies, Inc.	6,094	479
Otter Tail Corp. (c)	5,732	265
PG&E Corp. (a)	222,486	2,604
PNM Resources, Inc.	12,540	615
Portland General Electric Co. (c)	13,529	642
Pure Cycle Corp. (a)	3,645	49
RGC Resources, Inc.	1,161	26
SJW Group	3,020	190
South Jersey Industries, Inc.	13,077	295
Southwest Gas Holdings, Inc.	7,810	537
Spark Energy, Inc. Class A (b)	1,266	14
Spire, Inc.	7,554	558
Sunnova Energy International, Inc. (a)	12,806	523

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The York Water Co.	1,972	$97
UGI Corp.	31,172	1,279
Unitil Corp. (c)	2,098	96
Vistra Corp.	73,872	1,305
		20,567
Total Common Stocks (Cost $494,930)		963,879

Rights (0.0%)(g)
Consumer Discretionary (0.0%):
Zagg, Inc. (a)(e)(f)	4,570	—	(h)

Financials (0.0%):
Sirius International (a)(e)(f)	762	5

Health Care (0.0%):
Achillion Pharmaceuticals (a)(e)(f)	22,837	5
Alder Biopharmaceuticals, Inc. (a)(e)(f)	13,300	12
Chinook Therapeutics (a)(e)(f)	1,625	—
Elanco Animal Health, Inc. (a)(e)(f)	8,052	—
F-Star Therapeutics (a)(e)(f)	1,298	—
Miragen Therapeutics, Inc. (a)(e)(f)	7,890	—
Ocuphire Pharma (a)(e)(f)	168	—	(h)
Oncternal Therapeutics, Inc. (a)(e)(f)	254	—
Pfenex, Inc. (a)(e)(f)	3,380	3
Prevail Therapeutics, Inc. (a)(e)(f)	4,938	2
Progenics Pharmaceuticals, Inc. (a)(e)(f)	10,103	2
Qualigen Therapeutics, Inc. (a)(e)(f)	7,487	—
Restorbio, Inc. (a)(e)(f)	547	—
Seelos Therapeutics, Inc. (a)(e)(f)	41	—
Stemline Therapeutics, Inc. (a)(e)(f)	5,762	2
Tetraphase Pharmaceutical (a)(e)(f)	1,178	—	(h)
Unum Therapeutics, Inc. (a)(e)(f)	2,673	—
Yumanity Therapeutics, Inc. (a)(e)(f)	7,518	1
		27
Total Rights (Cost $9)		32

Warrants (0.0%)(g)
Energy (0.0%):
FTS International, Inc. Class A (e)(f)	174	—
FTS International, Inc. Class A (e)(f)	69	—
		—
Health Care (0.0%):
Galectin Therapeutics, Inc. Class B (e)(f)	7,552	—

Total Warrants (Cost $–)		—

Mutual Funds (0.0%)(g)
180 Degree Capital Corp.(a)	1,567	11
OFS Credit Co., Inc.,	649	10
Total Mutual Funds (Cost $19)		21

Collateral for Securities Loaned^ (4.0%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (i)	5,653,155	5,653

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
HSBC U.S. Government Money Market Fund I Shares, 0.04% (i)	32,741,520	$32,742
Total Collateral for Securities Loaned (Cost $38,395)		38,395
Total Investments (Cost $533,353) — 103.2%		1,002,327
Liabilities in excess of other assets — (3.2)%		(30,902)
NET ASSETS - 100.00%		$971,425

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Affiliated security.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were less than 0.05% of the Fund's net assets.
(f)	Security was fair valued based using significant unobservable inputs as of March 31, 2021.
(g)	Amount represents less than 0.05% of net assets.
(h)	Rounds to less than $1 thousand.
(i)	Rate disclosed is the daily yield on March 31, 2021.
(j)	Security is in bankruptcy.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	75	6/18/21	$8,545,479	$8,334,375	$(211,104)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(211,104)
	Total net unrealized appreciation (depreciation)				$(211,104)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Nasdaq-100 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (19.1%):
Activision Blizzard, Inc.	231,190	$21,501
Alphabet, Inc. Class A (a)	58,974	121,635
Alphabet, Inc. Class C (a)	64,233	132,874
Baidu, Inc., ADR (a)	80,977	17,617
Charter Communications, Inc. Class A (a)	57,810	35,670
Comcast Corp. Class A	1,364,073	73,810
Electronic Arts, Inc.	85,829	11,619
Facebook, Inc. Class A (a)	471,702	138,930
Fox Corp. Class A	99,772	3,603
Fox Corp. Class B	76,449	2,670
Match Group, Inc. (a)	80,263	11,026
NetEase, Inc., ADR	89,406	9,232
Netflix, Inc. (a)	132,162	68,944
Sirius XM Holdings, Inc. (b)	1,235,391	7,523
T-Mobile U.S., Inc. (a)	370,859	46,465
		703,119
Communications Equipment (1.8%):
Cisco Systems, Inc.	1,259,802	65,144

Consumer Discretionary (18.2%):
Amazon.com, Inc. (a)	98,748	305,534
Booking Holdings, Inc. (a)	12,223	28,478
Dollar Tree, Inc. (a)	70,183	8,033
eBay, Inc.	203,048	12,435
JD.com, Inc., ADR (a)	247,880	20,904
Lululemon Athletica, Inc. (a)	37,337	11,452
Marriott International, Inc. Class A (a)	96,807	14,338
MercadoLibre, Inc. (a)	14,881	21,907
O'Reilly Automotive, Inc. (a)	20,950	10,627
Peloton Interactive, Inc. Class A (a)	78,671	8,846
Pinduoduo, Inc., ADR (a)	103,079	13,800
Ross Stores, Inc.	106,370	12,755
Starbucks Corp.	351,312	38,388
Tesla, Inc. (a)	232,934	155,583
Trip.com Group Ltd., ADR (a)	157,211	6,230
		669,310
Consumer Staples (5.1%):
Costco Wholesale Corp.	132,180	46,591
Keurig Dr Pepper, Inc.	419,936	14,433
Mondelez International, Inc. Class A	421,382	24,664
Monster Beverage Corp. (a)	157,533	14,350
PepsiCo, Inc.	411,682	58,232
The Kraft Heinz Co.	365,002	14,600
Walgreens Boots Alliance, Inc.	257,834	14,155
		187,025
Electronic Equipment, Instruments & Components (0.2%):
CDW Corp.	42,072	6,973

Health Care (6.4%):
Alexion Pharmaceuticals, Inc. (a)	65,604	10,032
Align Technology, Inc. (a)	23,614	12,788
Amgen, Inc.	172,349	42,882
Biogen, Inc. (a)	45,458	12,717
Cerner Corp.	91,400	6,570
DexCom, Inc. (a)	28,700	10,314
Gilead Sciences, Inc. (c)	374,974	24,235
IDEXX Laboratories, Inc. (a)	25,492	12,473

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Nasdaq-100 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Illumina, Inc. (a)	43,537	$16,721
Incyte Corp. (a)	65,602	5,331
Intuitive Surgical, Inc. (a)	35,128	25,957
Moderna, Inc. (a)	119,293	15,621
Regeneron Pharmaceuticals, Inc. (a)	31,417	14,865
Seagen, Inc. (a)	54,060	7,507
Vertex Pharmaceuticals, Inc. (a)	77,573	16,670
		234,683
Industrials (1.8%):
Cintas Corp.	31,341	10,697
Copart, Inc. (a)	70,518	7,659
CSX Corp.	227,535	21,939
Fastenal Co.	171,386	8,617
PACCAR, Inc.	103,528	9,620
Verisk Analytics, Inc.	48,578	8,583
		67,115
IT Services (4.6%):
Automatic Data Processing, Inc.	127,700	24,068
Cognizant Technology Solutions Corp. Class A	158,338	12,369
Fiserv, Inc. (a)	199,770	23,781
Okta, Inc. (a)	36,172	7,973
Paychex, Inc.	107,614	10,548
PayPal Holdings, Inc. (a)	349,485	84,869
VeriSign, Inc. (a)	33,748	6,708
		170,316
Semiconductors & Semiconductor Equipment (15.2%):
Advanced Micro Devices, Inc. (a)	361,465	28,375
Analog Devices, Inc.	110,080	17,071
Applied Materials, Inc.	273,835	36,584
ASML Holding NV, NYS	23,196	14,320
Broadcom, Inc.	121,817	56,482
Intel Corp.	1,212,420	77,595
KLA Corp.	45,977	15,191
Lam Research Corp.	42,645	25,384
Marvell Technology Group Ltd.	200,469	9,819
Maxim Integrated Products, Inc.	79,985	7,308
Microchip Technology, Inc.	80,349	12,472
Micron Technology, Inc. (a)	333,817	29,446
NVIDIA Corp.	185,011	98,783
NXP Semiconductors NV	82,661	16,643
QUALCOMM, Inc.	338,988	44,946
Skyworks Solutions, Inc.	49,207	9,029
Texas Instruments, Inc.	274,604	51,897
Xilinx, Inc.	73,192	9,069
		560,414
Software (15.2%):
Adobe, Inc. (a)	142,847	67,905
ANSYS, Inc. (a)	25,887	8,790
Atlassian Corp. PLC Class A (a)	39,695	8,366
Autodesk, Inc. (a)	65,616	18,186
Cadence Design Systems, Inc. (a)	83,247	11,404
Check Point Software Technologies Ltd. (a)	41,836	4,684
DocuSign, Inc. (a)	55,670	11,271
Intuit, Inc.	81,715	31,302
Microsoft Corp. (c)	1,479,008	348,706
Splunk, Inc. (a)	48,258	6,538
Synopsys, Inc. (a)	45,469	11,266
Workday, Inc. Class A (a)	53,713	13,344

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Nasdaq-100 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zoom Video Communications, Inc. Class A (a)	60,834	$19,545
		561,307
Technology Hardware, Storage & Peripherals (10.9%):
Apple, Inc.	3,292,100	402,130

Utilities (1.0%):
American Electric Power Co., Inc. (c)	148,189	12,552
Exelon Corp.	291,344	12,743
Xcel Energy, Inc. (c)	160,437	10,671
		35,966
Total Common Stocks (Cost $1,234,234)		3,663,502

Collateral for Securities Loaned^ (0.2%)
HSBC U.S. Government Money Market Fund I Shares, 0.04% (d)	7,723,112	7,723
Total Collateral for Securities Loaned (Cost $7,723)		7,723
Total Investments (Cost $1,241,957) — 99.7%		3,671,225
Other assets in excess of liabilities — 0.3%		12,067
NET ASSETS - 100.00%		$3,683,292

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	79	6/18/21	$20,491,959	$20,681,805	$189,846

	Total unrealized appreciation				$189,846
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$189,846

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Ultra Short-Term Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (13.6%)
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15%, 8/13/24, Callable 11/13/23 @ 100 (a)	$750	$755
ARI Fleet Lease Trust, Series 2017-A, Class A3, 2.28%, 4/15/26, Callable 4/15/21 @ 100 (a)	468	471
Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.87%, 8/10/22, Callable 1/10/22 @ 100 (a)	490	498
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class C, 4.94%, 6/20/22, Callable 7/20/21 @ 100 (a)	1,000	1,005
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 7/15/23 @ 100 (a)	1,000	1,043
Bank of The West Auto Trust, Series 2019-1, Class A3, 2.43%, 4/15/24, Callable 7/15/23 @ 100 (a)	1,000	1,014
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 7/20/23 @ 100 (a)	762	770
BCC Funding XIV LLC, Series 18-1A, Class C, 3.62%, 8/21/23, Callable 10/20/21 @ 100 (a)	570	575
California Republic Auto Receivables Trust, Series 2017-1, Class B, 2.91%, 12/15/22, Callable 6/15/21 @ 100	435	437
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 6/19/21 @ 100 (a)	1,500	1,510
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 4/19/22 @ 100 (a)	250	257
CarMax Auto Owner Trust, Series 2020-2, Class A2B, 1.41% (LIBOR03M+130bps), 1/17/23, Callable 11/15/23 @ 100 (b)	255	256
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 9/15/24 @ 100 (a)	560	579
Carvana Auto Receivables Trust, Series 21-N1, Class C, 1.30%, 1/10/28, Callable 11/10/25 @ 100	750	750
CCG Receivables Trust, Series 2019-1, Class C, 3.57%, 9/14/26, Callable 10/14/22 @ 100 (a)	750	780
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 10/14/22 @ 100 (a)	1,000	1,034
Chase Auto Credit Linked Notes, Series 1, Class C, 1.02%, 9/25/28, Callable 4/25/25 @ 100 (a)	1,000	999
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 4/25/24 @ 100 (a)	412	413
Chesapeake Funding II LLC, Series 18-2A, Class C, 3.72%, 8/15/30, Callable 10/15/21 @ 100 (a)	650	665
CPS Auto Receivables Trust, Series 2020-C, Class B, 1.01%, 1/15/25, Callable 9/15/24 @ 100 (a)	364	366
Credit Acceptance Auto Loan Trus, Series 2021-2A, Class A, 0.96%, 2/15/30 (a)	500	500
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100 (a)	465	467
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 10/20/24 @ 100 (a)	241	241
Dell Equipment Finance Trust, Series 2019-2, Class B, 2.06%, 10/22/24, Callable 6/22/22 @ 100 (a)	356	362
Dell Equipment Finance Trust, Series 2018-2, Class C, 3.72%, 10/22/23, Callable 10/22/21 @ 100 (a)	175	177
Dell Equipment Finance Trust, Series 2020-1, Class D, 5.92%, 3/23/26, Callable 7/22/22 @ 100 (a)	1,000	1,071
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/24, Callable 9/15/22 @ 100	1,692	1,728
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 5/15/22 @ 100	669	679
DT Auto Owner Trust, Series 2019-3A, Class B, 2.60%, 5/15/23, Callable 7/15/23 @ 100 (a)	192	193

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
DT Auto Owner Trust, Series 2018-1A, Class D, 3.81%, 12/15/23, Callable 3/15/22 @ 100 (a)	$161	$162
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 10/15/23 @ 100 (a)	682	695
Exeter Automobile Receivables Trust, Series 21-1A, Class B, 0.50%, 2/18/25, Callable 3/15/24 @ 100	1,300	1,296
First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.35%, 11/15/22, Callable 5/15/21 @ 100 (a)(c)	1,996	2,002
Flagship Credit Auto Trust, Series 2017-3, Class C, 2.91%, 9/15/23, Callable 7/15/22 @ 100 (a)	240	242
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 11/15/24 @ 100 (a)	469	468
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class A3, 0.64%, 7/15/25, Callable 11/15/24 @ 100 (a)	429	428
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 3/15/24 @ 100 (a)	500	512
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23 (a)	500	501
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 7/20/22 @ 100 (a)	500	506
Hyundai Auto Receivables Trust, Series 2018-A, Class B, 3.14%, 6/17/24, Callable 6/15/22 @ 100	1,000	1,026
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 8/25/24 @ 100 (a)	174	175
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 8/25/24 @ 100 (a)	349	349
Kubota Credit Owner Trust, Series 2020-1A, Class A2, 1.92%, 12/15/22, Callable 10/15/23 @ 100 (a)	354	356
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (a)	550	574
Master Credit Card Trust, Series 2019-2A, Class C, 2.83%, 7/21/21 (a)	500	503
MMAF Equipment Finance LLC, Series 2017-B, Class A3, 2.21%, 10/17/22, Callable 6/15/26 @ 100 (a)	65	65
MVW Owner Trust, Series 1A, Class A, 2.25%, 9/22/31, Callable 5/20/21 @ 100 (a)	719	721
MVW Owner Trust, Series 2015-1A, Class A, 2.52%, 12/20/32, Callable 7/20/21 @ 100 (a)	720	724
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	196	202
Oscar U.S. Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25 (a)	1,000	997
OSCAR US Funding Trust LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22 (a)	86	86
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 4/15/24 @ 100 (a)	373	375
Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.75%, 10/15/24, Callable 5/15/22 @ 100 (a)	500	508
Prestige Auto Receivables Trust, Series 2018-1A, Class B, 3.54%, 3/15/23, Callable 5/15/22 @ 100 (a)	168	169
Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.45%, 5/15/23, Callable 9/15/22 @ 100 (a)	749	751
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 11/15/24 @ 100 (a)	500	549
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 11/15/23 @ 100 (c)	138	138
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81%, 12/16/24, Callable 12/15/22 @ 100	470	473
Santander Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 7/17/23, Callable 9/15/21 @ 100	94	94
Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23, Callable 9/20/22 @ 100 (a)	1,085	1,113
Scf Equipment Leasing LLC, Series 1A, Class A3, 0.83%, 8/21/28, Callable 3/20/26 @ 100 (a)	750	745

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 4/20/25 @ 100 (a)	$500	$502
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 4/20/21 @ 100 (a)	1,157	1,158
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.01%, 10/15/25	1,000	1,036
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 7/15/22 @ 100 (a)	500	513
Total Asset-Backed Securities (Cost $40,153)		40,309

Collateralized Mortgage Obligations (11.0%)
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1.36% (LIBOR01M+125bps), 9/15/32 (a)(b)	1,000	998
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class C, 1.56% (LIBOR01M+145bps), 9/15/32 (a)(b)	1,000	995
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 1.42% (LIBOR01M+131bps), 11/25/34 (a)(b)	1,000	987
BX Commercial Mortgage Trust, Series 2020-BXLP, Class C, 1.23% (LIBOR01M+112bps), 12/15/29 (a)(b)	998	997
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 1.36% (LIBOR01M+125bps), 10/15/36 (a)(b)	941	941
CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.61% (LIBOR01M+150bps), 11/15/36 (a)(b)	1,500	1,503
CIFC Funding Ltd., Series 2015-5A, Class A1R, 1.08% (LIBOR03M+86bps), 10/25/27, Callable 4/25/21 @ 100 (a)(b)	1,861	1,860
CIFC Funding Ltd., Series 2012-2RA, Class A1, 1.02% (LIBOR03M+80bps), 1/20/28, Callable 4/20/21 @ 100 (a)(b)	887	885
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (a)	1,000	974
COMM Mortgage Trust, Series 2019-521F, Class B, 1.21% (LIBOR01M+110bps), 6/15/34 (a)(b)	1,500	1,496
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.48%, 11/25/23, Callable 11/25/23 @ 100 (a)(d)	1,000	1,059
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	1,000	1,013
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000	995
GS Mortgage Securities Trust, Series 2011-GC3, Class X, 0.17%, 3/10/44, Callable 1/10/22 @ 100 (a)(d)(e)	6,994	—	(f)
Hospitality Mortgage Trust, Series 19-HIT, Class A, 1.11% (LIBOR01M+100bps), 11/15/36 (a)(b)	854	854
Hospitality Mortgage Trust, Series 2019-HIT, Class B, 1.46% (LIBOR01M+135bps), 11/15/36 (a)(b)	1,220	1,218
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.08%, 1/15/46, Callable 6/15/23 @ 100 (d)	2,000	2,106
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, 0.74%, 4/15/47, Callable 4/15/24 @ 100 (d)(e)	5,769	77
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 1.06% (LIBOR01M+95bps), 5/15/36 (a)(b)	1,000	1,001
Life Mortgage Trust, Series 21-BMR, Class B, 0.99% (LIBOR01M+88bps), 3/15/38 (a)(b)	1,000	1,000
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 2.80% (LIBOR01M+130bps), 12/15/36 (a)(b)	1,154	1,215
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.81% (LIBOR01M+70bps), 11/15/34 (a)(b)	2,000	2,001
ONE 2021-Park Mortgage Trust, Series 21-PARK, Class B, 1.06% (LIBOR01M+95bps), 3/15/36 (a)(b)	1,000	995
One New York Plaza Trust, Series 2020-1NYP, Class A, 1.06% (LIBOR01M+95bps), 1/15/26 (a)(b)	875	880
Palmer Square Loan Funding Ltd., Series 2019-4A, Class A1, 1.12% (LIBOR03M+90bps), 10/24/27, Callable 4/24/21 @ 100 (a)(b)	700	700

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 1.09% (LIBOR03M+90bps), 4/20/29, Callable 4/20/22 @ 100 (a)(b)	$500	$500
Palmer Square Loan Funding Ltd., Series 21-2A, Class A1 (LIBOR03M+80bps), 5/20/29 (a)(b)(g)	1,000	1,000
Palmer Square Loan Funding Ltd., Series 2018-5A, Class A1, 1.07% (LIBOR03M+85bps), 1/20/27, Callable 4/20/21 @ 100 (a)(b)	502	501
Palmer Square Loan Funding, Ltd., Series 21-2A, Class A2 (LIBOR03M+125bps), 5/20/29 (a)(b)(g)	500	500
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class AR, 1.26% (LIBOR03M+108bps), 4/15/30, Callable 1/15/22 @ 100 (a)(b)	1,500	1,500
Sound Point CLO X Ltd., Series 2015-3A, Class AR, 1.11% (LIBOR03M+89bps), 1/20/28, Callable 4/20/21 @ 100 (a)(b)	458	458
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, 1.13% (LIBOR03M+89bps), 4/15/29, Callable 4/15/21 @ 100 (a)(b)	1,610	1,609
Total Collateralized Mortgage Obligations (Cost $32,671)		32,818

Senior Secured Loans (1.6%)
Delos Finance S.A.R.L, Loans, First Lien, 10/6/23 (b)(g)(o)	1,500	1,496
The Boeing Company, Advance, First Lien, 1.43% (LIBOR03M+125bps), 2/6/22 (b)	1,000	999
Western Digital Corporation, Term Loan A-1, First Lien, 1.61% (LIBOR01M+150bps), 2/27/23 (b)	2,367	2,359
Total Senior Secured Loans (Cost $4,851)		4,854

Corporate Bonds (31.2%)
Communication Services (1.6%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 1.86% (LIBOR03M+165bps), 2/1/24, Callable 1/1/24 @ 100 (b)	2,000	2,054
Sprint Communications, Inc., 6.00%, 11/15/22	1,000	1,069
Verizon Communications, 0.80% (SOFR+79bps), 3/20/26 (b)	1,500	1,507
		4,630
Consumer Discretionary (2.8%):
Association of American Medical Colleges, 2.12%, 10/1/24	1,000	999
Daimler Finance North America LLC, 1.03% (LIBOR03M+84bps), 5/4/23 (b)	1,150	1,162
Howard University
2.74%, 10/1/22	600	619
2.80%, 10/1/23	250	263
Little Co. of Mary Hospital of Indiana, Inc., 1.97%, 11/1/25 (g)	670	668
Nissan Motor Acceptance Corp.
0.87% (LIBOR03M+65bps), 7/13/22 (a)(b)	1,000	1,001
0.88% (LIBOR03M+69bps), 9/28/22 (a)(b)	500	500
Nordstrom, Inc., 2.30%, 4/8/24, Callable 4/8/22 @ 100 (a)(g)	500	501
Volkswagen Group of America Finance LLC, 1.05% (LIBOR03M+86bps), 9/24/21 (a)(b)	1,000	1,003
ZF North America Capital, Inc., 4.50%, 4/29/22 (a)	1,552	1,592
		8,308
Consumer Staples (1.1%):
7-Eleven, Inc., 0.65% (LIBOR03M+45bps), 8/10/22, Callable 8/10/21 @ 100 (a)(b)	1,500	1,501
Smithfield Foods, Inc., 2.65%, 10/3/21, Callable 9/3/21 @ 100 (a)	1,815	1,829
		3,330
Energy (7.9%):
Apache Corp., 3.25%, 4/15/22, Callable 1/15/22 @ 100 (h)	500	503
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100	2,000	2,054
Chevron Corp., 2.10%, 5/16/21	450	451

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	$1,000	$1,042
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	1,000	1,065
EQM Midstream Partners LP
4.75%, 7/15/23, Callable 6/15/23 @ 100 (c)	500	519
4.00%, 8/1/24, Callable 5/1/24 @ 100	1,000	1,016
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	1,008	1,026
HollyFrontier Corp., 2.63%, 10/1/23	1,250	1,288
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)(c)	1,000	1,015
MPLX LP, 1.29% (LIBOR03M+110bps), 9/9/22, Callable 5/10/21 @ 100 (b)	2,000	2,001
Murphy Oil Corp., 4.95%, 12/1/22	1,000	1,063
Newfield Exploration Co., 5.75%, 1/30/22	1,000	1,033
NGPL PipeCo LLC, 4.38%, 8/15/22, Callable 5/15/22 @ 100 (a)	1,370	1,422
NuStar Logistics LP, 4.75%, 2/1/22, Callable 11/1/21 @ 100 (h)	1,500	1,523
Occidental Petroleum Corp., 1.64% (LIBOR03M+145bps), 8/15/22, Callable 4/20/21 @ 100 (b)	2,000	1,977
Philips 66, 0.81% (LIBOR03M+62bps), 2/15/24, Callable 11/19/21 @ 100 (b)	1,250	1,252
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (c)	970	996
Valero Energy Corp., 1.33% (LIBOR03M+115bps), 9/15/23, Callable 9/10/21 @ 100 (b)	1,250	1,253
Western Midstream Operating LP, 4.00%, 7/1/22, Callable 4/1/22 @ 100	1,035	1,061
		23,560
Financials (9.1%):
American Honda Finance Corp., 0.57% (LIBOR03M+37bps), 5/10/23, MTN (b)	1,360	1,364
Ares Capital Corp., 3.50%, 2/10/23, Callable 1/10/23 @ 100	1,000	1,042
Athene Global Funding, 0.96% (LIBOR03M+73bps), 1/8/24 (a)(b)	1,500	1,503
Bank of America Corp., 0.98% (LIBOR03M+79bps), 3/5/24, Callable 3/5/23 @ 100 (b)	1,000	1,009
BMW US Capital LLC, 0.54% (SOFR+53bps), 4/1/24 (a)(b)(g)	1,000	1,002
Capital One NA, 1.01% (LIBOR03M+82bps), 8/8/22, Callable 7/8/22 @ 100 (b)	1,800	1,814
CIT Group, Inc., 5.00%, 8/15/22	1,000	1,055
Citigroup, Inc., 0.90% (LIBOR03M+69bps), 10/27/22, Callable 9/27/22 @ 100 (b)	885	891
DAE Funding LLC, 4.50%, 8/1/22, Callable 5/10/21 @ 101.13 (a)	1,000	1,007
Ford Motor Credit Co. LLC, 1.28% (LIBOR03M+108bps), 8/3/22 (b)	1,500	1,482
FS KKR Capital Corp.
4.75%, 5/15/22, Callable 4/15/22 @ 100	1,000	1,034
4.13%, 2/1/25, Callable 1/1/25 @ 100	1,000	1,029
Goldman Sachs Group, Inc., 0.47% (SOFR+41bps), 1/27/23, Callable 1/27/22 @ 100 (b)	500	500
Infinity Property & Casualty Corp., 5.00%, 9/19/22 (c)	1,000	1,057
Intercontinental Exchange, Inc., 0.83% (LIBOR03M+65bps), 6/15/23, Callable 8/20/21 @ 100 (b)	1,000	1,002
JPMorgan Chase & Co., 0.60% (SOFR+58bps), 3/16/24, Callable 3/16/23 @ 100 (b)	1,000	1,003
Main Street Capital Corp.
4.50%, 12/1/22	1,000	1,045
5.20%, 5/1/24	1,000	1,077
Morgan Stanley, 4.05% (LIBOR03M+381bps), Callable 4/15/21 @ 100 (b)(i)	500	500
New York Life Global Funding, 0.25% (SOFR+22bps), 2/2/23 (a)(b)	1,000	1,000
Protective Life Global Funding, 0.71% (LIBOR03M+52bps), 6/28/21 (a)(b)	1,000	1,001

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
SunTrust Bank, 0.78% (LIBOR03M+59bps), 5/17/22, Callable 4/17/22 @ 100 (b)	$1,000	$1,005
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (b)	478	482
The Goldman Sachs Group, Inc., 0.99% (LIBOR03M+78bps), 10/31/22, Callable 10/31/21 @ 100 (b)	1,000	1,003
Toyota Motor Credit Corp., 2.75%, 5/17/21, MTN	1,000	1,003
Wells Fargo Bank NA, 0.85% (LIBOR03M+66bps), 9/9/22, Callable 9/9/21 @ 100 (b)	1,000	1,002
		26,912
Health Care (0.9%):
AbbVie, Inc., 3.38%, 11/14/21	500	509
Gilead Sciences, Inc., 0.71% (LIBOR03M+52bps), 9/29/23, Callable 9/29/21 @ 100 (b)	1,000	1,001
Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	1,000	1,049
		2,559
Industrials (3.0%):
American Airlines Pass Through Trust, 4.38%, 12/15/25 (a)	960	904
Aviation Capital Group LLC
0.88% (LIBOR03M+67bps), 7/30/21 (a)(b)	422	422
4.38%, 1/30/24, Callable 12/30/23 @ 100 (a)	1,001	1,064
L3Harris Technologies, Inc., 0.93% (LIBOR03M+75bps), 3/10/23 (b)	1,500	1,503
Spirit Airlines Pass Through Trust, 4.45%, 10/1/25	1,586	1,584
The Boeing Co., 1.17%, 2/4/23, Callable 2/4/22 @ 100 (g)	750	753
The Nature Conservancy, 0.32%, 7/1/21	1,300	1,300
United Airlines Pass Through Trust
4.63%, 3/3/24	712	726
4.88%, 7/15/27	757	786
		9,042
Materials (1.3%):
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100	1,472	1,545
LYB International Finance III LLC, 1.24% (LIBOR03M+100bps), 10/1/23, Callable 10/1/21 @ 100 (b)	1,000	1,002
Sealed Air Corp., 5.25%, 4/1/23, Callable 1/1/23 @ 100 (a)	1,100	1,164
		3,711
Real Estate (0.7%):
CoreCivic, Inc., 5.00%, 10/15/22, Callable 7/15/22 @ 100	1,000	1,012
Office Properties Income Trust, 4.15%, 2/1/22, Callable 12/1/21 @ 100	1,169	1,193
		2,205
Utilities (2.8%):
Atmos Energy Corp., 0.57% (LIBOR03M+38bps), 3/9/23, Callable 9/9/21 @ 100 (b)	1,500	1,500
CentrePoint Energy Resources Corp., 0.68% (LIBOR03M+50bps), 3/2/23, Callable 9/2/21 @ 100 (b)	1,250	1,250
Metropolitan Edison Co., 3.50%, 3/15/23, Callable 12/15/22 @ 100 (a)	750	771
NextEra Energy Capital Holdings, Inc., 0.55% (SOFR+54bps), 3/1/23 (b)	1,000	1,002
ONE Gas, Inc., 0.79% (LIBOR03M+61bps), 3/11/23, Callable 9/11/21 @ 100 (b)	1,500	1,500
Puget Energy, Inc., 5.63%, 7/15/22, Callable 4/15/22 @ 100	733	770
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	1,500	1,569
		8,362

Total Corporate Bonds (Cost $91,826)		92,619

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (17.8%)
Communication Services (0.9%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	$1,000	$1,104
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	1,622	1,653
		2,757
Consumer Staples (0.3%):
Reckitt Benckiser Treasury Services PLC, 0.75% (LIBOR03M+56bps), 6/24/22 (a)(b)	1,000	1,005

Energy (1.2%):
Aker BP ASA, 4.75%, 6/15/24, Callable 6/15/21 @ 102.38 (a)	1,690	1,736
Petroleos Mexicanos, 3.50%, 1/30/23 (c)	1,000	1,012
Suncor Energy Ventures Corp., 4.50%, 4/1/22 (a)	750	770
		3,518
Financials (12.6%):
ANZ New Zealand International Ltd., 1.23% (LIBOR03M+101bps), 7/28/21 (a)(b)	800	802
Australia & New Zealand Banking Group Ltd., 0.65% (LIBOR03M+46bps), 5/17/21 (b)	1,250	1,251
Banco Santander SA
1.27% (LIBOR03M+109bps), 2/23/23 (b)	1,000	1,012
1.34% (LIBOR03M+112bps), 4/12/23 (b)	1,000	1,013
Bank of Montreal, 0.69% (SOFR+68bps), 3/10/23, MTN (b)(h)	1,000	1,008
Barclays PLC, 1.62% (LIBOR03M+143bps), 2/15/23, Callable 2/15/22 @ 100 (b)	1,000	1,008
BBVA Bancomer SA Texas, 6.75%, 9/30/22 (a)	1,000	1,076
Commonwealth Bank of Australia, 1.01% (LIBOR03M+83bps), 9/6/21 (a)(b)(c)	2,000	2,007
Cooperatieve Rabobank UA, 0.70% (LIBOR03M+48bps), 1/10/23 (b)	1,500	1,509
Credit Agricole SA, 1.24% (LIBOR03M+102bps), 4/24/23 (a)(b)	2,000	2,029
Credit Suisse AG New York, 0.42% (SOFR+39bps), 2/2/24 (b)	1,500	1,486
Credit Suisse Group Funding Guernsey Ltd., 2.51% (LIBOR03M+229bps), 4/16/21 (b)	700	700
Deutsche Bank AG, 1.42% (LIBOR03M+123bps), 2/27/23 (b)	816	819
Element Fleet Management Corp., 1.60%, 4/6/24, Callable 3/6/24 @ 100 (a)(g)	600	600
HSBC Holdings PLC, 1.19% (LIBOR03M+100bps), 5/18/24, Callable 5/18/23 @ 100 (b)(c)	605	611
ING Bank NV, 1.07% (LIBOR03M+88bps), 8/15/21 (a)(b)	2,000	2,006
Lloyds Bank PLC, 3.30%, 5/7/21	1,000	1,003
Lloyds Banking Group PLC, 0.70% (H15T1Y+55bps), 5/11/24, Callable 5/11/23 @ 100 (b)	1,000	1,000
Macquarie Bank Ltd., 6.63%, 4/7/21 (a)	500	500
National Australia Bank Ltd.
0.90% (LIBOR03M+71bps), 11/4/21 (a)(b)	1,000	1,004
0.82% (LIBOR03M+60bps), 4/12/23 (a)(b)	1,000	1,009
Nordea Bank Abp, 1.13% (LIBOR03M+94bps), 8/30/23 (a)(b)	1,000	1,011
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	2,000	2,170
Santander UK Group Holdings PLC, 1.09% (SOFR+79bps), 3/15/25, Callable 3/15/24 @ 100 (b)	1,000	1,000
Santander UK PLC, 0.81% (LIBOR03M+62bps), 6/1/21 (b)	1,000	1,001
Skandinaviska Enskilda Banken AB, 0.83% (LIBOR03M+65bps), 12/12/22 (a)(b)	2,000	2,016
Standard Chartered PLC, 1.28% (SOFR+125bps), 10/14/23, Callable 10/14/22 @ 100 (a)(b)	1,500	1,515
Sumitomo Mitsui Financial Group, Inc., 1.00% (LIBOR03M+78bps), 7/12/22 (b)	1,000	1,007
Swedbank AB, 0.88% (LIBOR03M+70bps), 3/14/22 (a)(b)	500	503

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Bank of Nova Scotia, 0.56% (SOFR+55bps), 3/2/26 (b)	$1,250	$1,247
UBS AG London, 0.43% (SOFR+36bps), 2/9/24 (a)(b)	500	499
UBS Group Funding Switzerland AG, 1.14% (LIBOR03M+95bps), 8/15/23, Callable 8/15/22 @ 100 (a)(b)	1,000	1,009
Westpac Banking Corp., 1.03% (LIBOR03M+85bps), 8/19/21 (b)	1,000	1,003
		37,434
Industrials (2.4%):
Air Canada Pass Through Trust, 5.38%, 11/15/22 (a)(c)	2,327	2,330
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	2,000	2,132
Avolon Holdings Funding Ltd.
5.13%, 10/1/23, Callable 9/1/23 @ 100 (a)	500	534
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	1,000	1,000
Siemens Financieringsmat, 0.47% (SOFR+43bps), 3/11/24 (a)(b)	1,000	1,003
		6,999
Materials (0.4%):
Braskem Netherlands Finance BV, 3.50%, 1/10/23, Callable 12/10/22 @ 100 (a)	1,000	1,032

Total Yankee Dollars (Cost $52,311)		52,745

Municipal Bonds (15.6%)
Alabama (1.0%):
Columbia Industrial Development Board Revenue, 0.12%, 11/1/21, Callable 5/1/21 @ 100 (j)	2,000	2,000
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series A, 0.12%, 4/1/31, Continuously Callable @100 (j)	1,000	1,000
		3,000
Alaska (0.7%):
City of Valdez Alaska Revenue, 0.05%, 12/1/33, Continuously Callable @100 (j)	2,000	2,000

Arizona (0.7%):
City of Phoenix Civic Improvement Corp. Revenue
0.46%, 7/1/21	400	400
0.56%, 7/1/22	580	582
Series C, 2.20%, 7/1/23	1,000	1,022
		2,004
California (0.5%):
City of El Cajon CA Revenue Bonds
0.45%, 4/1/22	650	649
0.93%, 4/1/24	640	641
West Covina Public Financing Authority Revenue, Series A, 1.75%, 8/1/21	300	301
		1,591
Florida (1.5%):
Bay County Development Revenue, 0.10%, 6/1/50, Continuously Callable @100 (j)	1,300	1,300
City of Gainesville Florida Revenue, 1.00%, 10/1/24	800	799
County of Escambia Revenue, 0.09%, 7/1/22, OWN MERIT (c)(j)	2,200	2,200
		4,299
Georgia (1.1%):
Appling County Development Authority Revenue, 0.11%, 9/1/29, Continuously Callable @100 (j)	1,000	1,000
Development Authority of Heard County Revenue Bonds, 0.13%, 12/1/37, Continuously Callable @100 (j)	800	800
Heard County Development Authority Revenue, 0.14%, 9/1/26, Continuously Callable @100 (j)	1,000	1,000
The Development Authority of Burke County Revenue, 0.12%, 11/1/52, Continuously Callable @100 (j)	500	500
		3,300

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Illinois (0.2%):
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 1.71%, 12/1/22, OWN MERIT	$500	$506

Kansas (0.1%):
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 0.79%, 9/1/22	200	201

Kentucky (0.3%):
County of Warren KY Revenue, 0.47%, 4/1/22	1,000	1,000

Louisiana (0.2%):
Terrebonne Levee & Conservation District Revenue
Series A, 0.97%, 6/1/22, OWN MERIT	200	201
Series A, 1.13%, 6/1/23, OWN MERIT	300	302
		503
Michigan (0.4%):
Michigan Finance Authority Revenue, 2.14%, 12/1/22	1,000	1,029

Mississippi (1.7%):
Mississippi Business Finance Corp. Revenue Bonds
0.14%, 7/1/25, Continuously Callable @100 (j)	1,000	1,000
0.14%, 5/1/28, Continuously Callable @100 (j)	2,000	2,000
Series C, 1.93%, 12/1/30, Callable 5/3/21 @ 100 (j)	1,500	1,500
Mississippi Business Finance Corp. Revenue Bonds (LOC - Regions Bank), 0.25%, 3/1/33, Continuously Callable @100 (j)	480	480
		4,980
Missouri (0.2%):
Missouri Development Finance Board Revenue (LOC - U.S. Bancorp), 0.14%, 12/1/49, Continuously Callable @100 (j)	740	740

New Jersey (1.2%):
City of Newark New Jersey, GO, Series A, 1.75%, 2/22/22	1,000	1,010
New Jersey Economic Development Authority Revenue
Series NNN, 2.61%, 6/15/22	500	507
Series NNN, 2.78%, 6/15/23, OWN MERIT	408	419
Series NNN, 2.88%, 6/15/24	322	331
New Jersey Transportation Trust Fund Authority Revenue, 2.55%, 6/15/23	850	873
South Jersey Transportation Authority Revenue, Series B, 2.10%, 11/1/24, OWN MERIT	500	497
		3,637
New York (0.8%):
City of New York, GO, Series D, 0.43%, 8/1/22	1,000	1,000
Long Island Power Authority Revenue, Series C, 0.66%, 3/1/22, Continuously Callable @100	200	200
New York Transportation Development Corp. Revenue, 1.61%, 12/1/22	1,200	1,211
		2,411
Ohio (0.3%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series A-1, 1.63%, 6/1/22	1,000	1,011

Oregon (0.3%):
Port of Morrow Revenue, 0.14%, 2/1/27, Continuously Callable @100 (j)	1,000	1,000

Pennsylvania (0.7%):
Delaware County IDA Revenue, 0.09%, 9/1/45, Continuously Callable @100 (j)	1,000	1,000
Pennsylvania Economic Development Financing Authority Revenue (LIQ - PNC Financial Services Group), Series C, 0.30%, 12/1/26, Continuously Callable @100 (j)	575	575
State Public School Building Authority Revenue, 2.62%, 4/1/23	450	456
		2,031

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Rhode Island (0.3%):
Rhode Island Health & Educational Building Corp. Revenue (LOC - Citizens Financial Group), 0.08%, 6/1/35, Callable 5/1/21 @ 100 (j)	$1,000	$1,000

South Dakota (0.3%):
South Dakota Health & Educational Facilities Authority Revenue, Series B, 2.18%, 7/1/21	1,000	1,003

Texas (2.7%):
Central Texas Regional Mobility Authority Revenue, Series C, 1.35%, 1/1/24	350	349
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42, (Put Date 8/15/22) (k)	1,000	1,013
Clifton Higher Education Finance Corp. Revenue Bonds, 0.75%, 8/15/50, (Put Date 2/15/22) (a)(k)	1,000	1,006
Harris County Cultural Education Facilities Finance Corp. Revenue, 1.45%, 11/15/22	600	600
Port of Port Arthur Navigation District Revenue
0.14%, 11/1/40, Continuously Callable @100 (j)	1,000	1,000
Series B, 0.08%, 4/1/40, Continuously Callable @100 (j)	2,000	2,000
United Parcel Service, Inc. Revenue Bonds, 0.11%, 5/1/32, Callable 5/3/21 @ 100 (j)	2,000	2,000
		7,968
Virginia (0.4%):
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a)(k)	1,250	1,251

Total Municipal Bonds (Cost $46,305)		46,465

U.S. Treasury Obligations (1.0%)
U.S. Treasury Bills, 4/20/21 (c)(l)(m)	3,000	3,000
Total U.S. Treasury Obligations (Cost $3,000)		3,000
Commercial Paper (10.0%)
American Honda Finance, 0.12%, 4/6/21 (l)	1,000	1,000
Cabot Corp., 0.15%, 4/1/21 (a)(l)	1,000	1,000
Canadian Natural Resource Ltd., 0.17%, 4/20/21 (a)(l)	1,000	1,000
Canadian Natural Resources Ltd., 0.16%, 4/14/21 (a)(l)	2,000	2,000
Dairy Farmers of America, 0.15%, 4/1/21 (a)(l)	3,000	3,000
Enable Midst Partners, LP
0.41%, 4/30/21 (a)(l)	1,000	1,000
0.43%, 5/11/21 (a)(l)	1,000	999
Exxon Mobil Corp., 0.06%, 4/22/21 (l)	1,000	1,000
FMC Corp.
0.50%, 4/1/21 (a)(l)	2,000	2,000
0.60%, 4/5/21 (a)(l)	1,000	1,000
Glencore Funding LLC
0.16%, 4/8/21 (a)(l)	650	650
0.29%, 4/26/21 (a)(l)	400	400
Hannover Funding Co. LLC
0.27%, 4/1/21 (a)(l)	1,000	1,000
0.28%, 4/5/21 (a)(l)	1,500	1,500
0.29%, 4/6/21 (a)(l)	500	500
Intercontinental Exchange, Inc., 0.25%, 4/1/21 (a)(l)	2,000	2,000
Jabil, Inc.
0.59%, 4/1/21 (a)(l)	1,000	1,000
0.60%, 4/6/21 (a)(l)	1,000	1,000
0.62%, 4/15/21 (a)(l)	1,000	1,000
Ovintiv, Inc., 1.03%, 4/26/21 (l)	2,000	1,998
Puget Sound Energy, Inc., 0.15%, 4/7/21 (l)	795	795
Walgreens Boots Alliance, Inc., 0.18%, 4/9/21 (a)(l)	1,000	1,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Wisconsin Power & Light, 0.05%, 4/1/21 (l)	$3,000	$3,000
Total Commercial Paper (Cost $29,841)		29,842

Collateral for Securities Loaned^ (0.3%)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.04% (n)	16,505	17
HSBC U.S. Government Money Market Fund I Shares, 0.04% (n)	848,060	848
Total Collateral for Securities Loaned (Cost $865)		865
Total Investments (Cost $301,823) — 102.1%		303,517
Liabilities in excess of other assets — (2.1)%		(6,110)
NET ASSETS - 100.00%		$297,407

At March 31, 2021, the Fund's investments in foreign securities were 17.8% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $138,318 (thousands) and amounted to 46.5% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2021.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(d)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2021.
(e)	Security is interest only.
(f)	Rounds to less than $1 thousand.
(g)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(h)	All or a portion of this security is on loan.
(i)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Put Bond.
(l)	Rate represents the effective yield at March 31, 2021.
(m)	Zero-coupon bond.
(n)	Rate disclosed is the daily yield on March 31, 2021.
(o)	The rate for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.